UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number            811-22227

                                   IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                   Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710
                                   Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT    |   OCTOBER 31, 2017

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Hedge Long/Short Tracker ETF (QLS)
IQ Hedge Event-Driven Tracker ETF (QED)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Real Return ETF (CPI)
IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)
IQ U.S. Real Estate Small Cap ETF (ROOF)
IQ 50 Percent Hedged FTSE International ETF (HFXI)
IQ 50 Percent Hedged FTSE Europe ETF (HFXE)
IQ 50 Percent Hedged FTSE Japan ETF (HFXJ)
IQ Leaders GTAA Tracker ETF (QGTA)
IQ Enhanced Core Bond U.S. ETF (AGGE)
IQ Enhanced Core Plus Bond U.S. ETF (AGGP)
IQ S&P High Yield Low Volatility Bond ETF (HYLV)
IQ Chaikin U.S. Small Cap ETF (CSML)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.IQetfs.com or by calling 1-888-474-7725. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.IQetfs.com or by calling 1-888-474-7725.

You may obtain a description of the IndexIQ ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at www.sec.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website, www.IQetfs.com or by calling 1-888-474-7725.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ, the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.

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With e-Delivery, you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semi-annual reports online.

It’s easy to enroll:

1.	Visit https://www.icsdelivery.com/live/
2.	Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.

Shareholder Letter (unaudited)

Dear Shareholder:

We are pleased to present you with this semi-annual report for IndexIQ ETF Trust for the six months ended October 31, 2017.

During the six-month period ended October 31, 2017, the major factors affecting the financial markets were an interest rate increase by the U.S. Federal Reserve (the Fed) against a backdrop of stronger economic growth; robust global equity markets and rising commodity prices supported by a weaker U.S. dollar; and tightening spreads, or yield differentials, between investment grade and high yield corporate bonds.

More specifically, the Fed raised the targeted federal funds rate 25 basis points in mid-June 2017, bringing it to 1.25% (A basis point is 1/100th of a percentage point). The Fed then left interest rates unchanged for the remainder of the reporting period, but announced in September 2017 its plan to normalize its balance sheet, that is, to begin reversing quantitative easing and reducing the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007. Even as inflation remained below its 2% target, the Fed took these steps, citing an improved labor market and expanding economic activity. Indeed, U.S. Gross Domestic Product (GDP), a measure of economic growth, rose from a 1.2% annualized growth rate in the first quarter of 2017 to 3.1% on an annualized basis in the second calendar quarter, the fastest rate since the first quarter of 2015. Then, despite the hurricanes that impacted the southeastern coast of the U.S., the GDP growth rate came in at 3.0% for the third quarter of 2017, according to the “advance” estimate released by the Bureau of Economic Analysis.

More robust economic growth in the U.S. helped push equity markets higher both at home and globally, with international equity markets actually outperforming domestic equities during the reporting period. Both developed market and emerging market equities were further boosted by a declining U.S. dollar. Remember, as the value of the U.S. dollar decreases, the dollar value of foreign investments typically increases and vice versa. Falling U.S. dollar values also supported a rise in commodity prices, especially oil prices, which rose more than 10% during the reporting period. On the fixed income front, high yield corporate bond spreads tightened versus both U.S. Treasuries and investment grade corporate bonds, an indication, in our view, of investors’ willingness to take on more credit risk, as a generally bullish sentiment appeared to persist across the capital markets. Given these conditions, broad hedge fund indices generally provided positive performance during the reporting period.

On the following pages, you will find a schedule of investments and financial statements for each of the ETFs in the IndexIQ ETF Trust for six months ended October 31, 2017.

We thank you for choosing IndexIQ ETF Trust, and we honor the responsibility you have placed on us. For more information on our broad array of alternative investment solutions, please visit us at www.IQetfs.com or call us at 1-888-474-7725.

Adam S. Patti
Chief Executive Officer

Registered Representative of NYLIFE Distributors LLC

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 05/01/17 to 10/31/17” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying fund investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2017	Ending Account Value 10/31/2017	Annualized Expense Ratios for the Period 05/01/17 to 10/31/2017	Expenses[1] Paid During the Period 05/01/17 to 10/31/2017
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,034.00	0.76%	$3.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$1,038.90	0.76%	$3.91
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Hedge Market Neutral Tracker ETF
Actual	$1,000.00	$1,013.90	0.76%	$3.86
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Hedge Long/Short Tracker ETF
Actual	$1,000.00	$1,064.70	0.76%	$3.96
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Hedge Event-Driven Tracker ETF
Actual	$1,000.00	$1,034.30	0.76%	$3.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Global Resources ETF
Actual	$1,000.00	$1,052.10	0.75%	$3.88
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Merger Arbitrage ETF
Actual	$1,000.00	$1,025.70	0.75%	$3.83
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Real Return ETF
Actual	$1,000.00	$1,010.10	0.48%	$2.43
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.79	0.48%	$2.45
IQ Australia Small Cap ETF
Actual	$1,000.00	$1,133.30	0.70%	$3.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
IQ Canada Small Cap ETF
Actual	$1,000.00	$1,096.10	0.70%	$3.70
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$1,060.20	0.76%	$3.95
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Global Oil Small Cap ETF
Actual	$1,000.00	$974.10	0.82%	$4.08
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.07	0.82%	$4.18
IQ U.S. Real Estate Small Cap ETF
Actual	$1,000.00	$1,007.70	0.69%	$3.49
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52
IQ 50 Percent Hedged FTSE International ETF
Actual	$1,000.00	$1,101.50	0.25%	$1.32
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
IQ 50 Percent Hedged FTSE Europe ETF
Actual	$1,000.00	$1,087.50	0.35%	$1.84
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
IQ 50 Percent Hedged FTSE Japan ETF
Actual	$1,000.00	$1,147.90	0.36%	$1.95
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.39	0.36%	$1.84
IQ Leaders GTAA Tracker ETF
Actual	$1,000.00	$1,068.60	0.45%	$2.35
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2017	Ending Account Value 10/31/2017	Annualized Expense Ratios for the Period 05/01/17 to 10/31/2017	Expenses[1] Paid During the Period 05/01/17 to 10/31/2017
IQ Enhanced Core Bond U.S. ETF
Actual	$1,000.00	$1,017.70	0.20%	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
IQ Enhanced Core Plus Bond U.S. ETF
Actual	$1,000.00	$1,019.50	0.20%	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
IQ S&P High Yield Low Volatility Bond ETF
Actual	$1,000.00	$1,025.30	0.40%	$2.04
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.19	0.40%	$2.04
IQ Chaikin U.S. Small Cap ETF
Actual*	$1,000.00	$1,102.80	0.35%	$1.70
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

*	Fund commenced operations on May 16, 2017. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 169/365 (to reflect commencement of operation).
1	Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365.

Portfolio Summaries

October 31, 2017 (unaudited)

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF
Net Assets ($ mil): $1,097.1

Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	32.7%
Investment Grade Corporate Bond Funds	12.8
Money Market Fund	8.7
U.S. Large Cap Growth Funds	8.3
Floating Rate Funds	7.8
International Small Cap Equity Funds	6.1
International Bond Funds	4.0
BRIC Equity Funds	3.9
U.S. Multi Cap Funds	3.8
U.S. Large Cap Core Funds	3.8
International Equity Fund	3.5
U.S. Preferred Stock Fund	3.1
U.S. Small Cap Growth Funds	2.8
Emerging Small Cap Equity Fund	2.5
Mortgage Backed Securities Funds	1.6
Japan Equity Fund	0.9
Euro Fund	0.6
Volatility Fund	0.6
Asia ex Japan Equity Funds	0.5
High Yield Municipal Bond Fund	0.3
British Pound Fund	0.1
Europe Equity Fund	0.1
Treasury Inflation-Protected Securities Funds	0.1
Silver Fund	0.0	(a)
Convertible Bond Fund	0.0	(a)
Gold Fund	0.0	(a)
Total Investments	108.6
Other Assets and Liabilities, Net	(8.6)
Total Net Assets	100.0%

IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $6.6

Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	37.8%
Money Market Fund	22.4
BRIC Equity Funds	8.7
U.S. Multi Cap Funds	8.5
Europe Equity Fund	5.6
Treasury Inflation-Protected Securities Funds	5.5
Investment Grade Corporate Bond Funds	5.5
U.S. Medium Term Treasury Bond Fund	5.5
International Bond Funds	5.0
International Equity Fund	4.7
International Small Cap Equity Funds	4.4
Emerging Small Cap Equity Fund	2.6
U.S. Dollar Fund	2.6
U.S. Large Cap Core Funds	2.2
Silver Fund	0.6
Japanese Yen Fund	0.5
Euro Fund	0.2
U.S. Large Cap Value Funds	0.1
Gold Fund	0.0 (a)
Total Investments	122.4
Other Assets and Liabilities, Net	(22.4)
Total Net Assets	100.0%

IQ Hedge Market Neutral Tracker ETF
Net Assets ($ mil): $11.5

Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	31.9%
Floating Rate Funds	22.5
Investment Grade Corporate Bond Funds	13.3
Money Market Fund	10.1
Mortgage Backed Securities Funds	8.8
U.S. Large Cap Growth Funds	8.6
U.S. Small Cap Growth Funds	2.8
U.S. Preferred Stock Fund	2.8
Euro Fund	2.5
U.S. Large Cap Core Funds	2.0
High Yield Municipal Bond Fund	1.8
Japan Equity Fund	1.4
Asia ex Japan Equity Funds	0.9
British Pound Fund	0.6
Total Investments	110.0
Other Assets and Liabilities, Net	(10.0)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries (continued)

October 31, 2017 (unaudited)

IQ Hedge Long/Short Tracker ETF
Net Assets ($ mil): $4.3

Industry	% of Net Assets
Investment Grade Corporate Bond Funds	18.5%
International Small Cap Equity Funds	15.0
U.S. Large Cap Core Funds	14.5
International Equity Core Fund	14.4
U.S. Large Cap Growth Funds	12.4
U.S. Preferred Stock Fund	10.7
Floating Rate Funds	7.7
U.S. Small Cap Growth Funds	4.4
Money Market Fund	4.0
U.S. Short Term Treasury Bond Funds	1.1
Volatility Fund	1.1
Total Investments	103.8
Other Assets and Liabilities, Net	(3.8)
Total Net Assets	100.0%

IQ Hedge Event-Driven Tracker ETF
Net Assets ($ mil): $3.2

Industry	% of Net Assets
Investment Grade Corporate Bond Fund	29.3%
Convertible Bond Fund	24.6
Floating Rate Funds	23.6
High Yield Corporate Bond Funds	13.2
Money Market Fund	9.2
U.S. Small Cap Growth Funds	6.3
U.S. Large Cap Value Funds	2.8
U.S. Short Term Treasury Bond Funds	0.0 (a)
Total Investments	109.0
Other Assets and Liabilities, Net	(9.0)
Total Net Assets	100.0%

IQ Global Resources ETF
Net Assets ($ mil): $198.3

Industry	% of Net Assets
Livestock	19.8%
Industrial Metals	17.8
Coal	13.7
Precious Metals	13.0
Money Market Fund	11.4
Timber	11.3
Water	10.9
Grains Food Fiber	2.3
Energy	2.2
Total Investments	102.4
Other Assets and Liabilities, Net	(2.4)
Total Net Assets	100.0%

IQ Merger Arbitrage ETF
Net Assets ($ mil): $314.3

Industry	% of Net Assets
Consumer Discretionary	16.8%
Industrials	15.3
Health Care	15.1
Information Technology	12.6
Materials	11.0
Utilities	9.5
Financials	5.0
Energy	4.8
Consumer Staples	4.2
Money Market Fund	3.5
Real Estate	2.9
Telecommunication Services	1.0
Total Investments	101.7
Other Assets and Liabilities, Net	(1.7)
Total Net Assets	100.0%

IQ Real Return ETF
Net Assets ($ mil): $28.9

Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	62.0%
Money Market Fund	21.9
U.S. Large Cap Core Funds	10.1
U.S. Intermediate Term Treasury Bond Funds	10.0
Japanese Yen Fund	9.9
U.S. REITS Funds	4.0
U.S. Small Cap Core Fund	3.9
Total Investments	121.8
Other Assets and Liabilities, Net	(21.8)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries (continued)

October 31, 2017 (unaudited)

IQ Australia Small Cap ETF
Net Assets ($ mil): $7.4

Industry	% of Net Assets
Materials	27.6%
Consumer Discretionary	23.0
Money Market Fund	12.6
Consumer Staples	10.1
Information Technology	9.7
Industrials	8.3
Financials	8.2
Health Care	6.0
Energy	5.3
Telecommunication Services	1.7
Total Investments	112.5
Other Assets and Liabilities, Net	(12.5)
Total Net Assets	100.0%

IQ Canada Small Cap ETF
Net Assets ($ mil): $10.8

Industry	% of Net Assets
Materials	34.9%
Energy	22.2
Utilities	10.1
Industrials	8.9
Consumer Discretionary	7.8
Consumer Staples	6.5
Money Market Fund	5.3
Financials	4.4
Health Care	4.2
Real Estate	0.8
Total Investments	105.1
Other Assets and Liabilities, Net	(5.1)
Total Net Assets	100.0%

IQ Global Agribusiness Small Cap ETF
Net Assets ($ mil): $12.2

Industry	% of Net Assets
Crop Production and Farming	48.1%
Livestock Operations	22.6
Agricultural Chemicals	14.4
Agricultural Machinery	8.7
Agricultural Supplies and Logistics	6.0
Money Market Fund	4.4
Total Investments	104.2
Other Assets and Liabilities, Net	(4.2)
Total Net Assets	100.0%

IQ Global Oil Small Cap ETF
Net Assets ($ mil): $3.2

Industry	% of Net Assets
Equipment, Services & Drilling	44.5%
Exploration & Production	33.1
Refining & Marketing	22.1
Money Market Fund	21.9
Total Investments	121.6
Other Assets and Liabilities, Net	(21.6)
Total Net Assets	100.0%

IQ U.S. Real Estate Small Cap ETF
Net Assets ($ mil): $113.7

Industry	% of Net Assets
Specialized REITs	19.3%
Diversified REITs	16.7
Office REITs	16.2
Hotel REITs	15.7
Retail REITs	14.8
Mortgage REITs	13.0
Money Market Fund	7.0
Residential REITs	3.9
Total Investments	106.6
Other Assets and Liabilities, Net	(6.6)
Total Net Assets	100.0%

IQ 50 Percent Hedged FTSE International ETF
Net Assets ($ mil): $334.6

Industry	% of Net Assets
Financials	20.6%
Industrials	14.8
Consumer Discretionary	12.2
Consumer Staples	10.7
Health Care	9.9
Materials	8.4
Information Technology	8.3
Energy	5.0
Telecommunication Services	3.6
Real Estate	3.2
Utilities	3.1
Money Market Fund	0.8
Total Investments	100.6
Other Assets and Liabilities, Net	(0.6)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries (continued)

October 31, 2017 (unaudited)

IQ 50 Percent Hedged FTSE Europe ETF
Net Assets ($ mil): $164.2

Industry	% of Net Assets
Financials	21.0%
Industrials	13.5
Consumer Staples	13.4
Health Care	12.3
Consumer Discretionary	10.8
Materials	8.2
Energy	7.1
Information Technology	4.7
Utilities	3.7
Telecommunication Services	3.6
Real Estate	1.5
Money Market Fund	1.3
Total Investments	101.1
Other Assets and Liabilities, Net	(1.1)
Total Net Assets	100.0%

IQ 50 Percent Hedged FTSE Japan ETF
Net Assets ($ mil): $33.8

Industry	% of Net Assets
Industrials	21.7%
Consumer Discretionary	19.5
Financials	12.8
Information Technology	12.6
Consumer Staples	8.2
Materials	7.2
Health Care	7.1
Telecommunication Services	4.9
Real Estate	3.0
Utilities	1.8
Energy	0.9
Money Market Fund	0.3
Total Investments	100.0
Other Assets and Liabilities, Net	0.0 (a)
Total Net Assets	100.0%

IQ Leaders GTAA Tracker ETF
Net Assets ($ mil): $39.7

Industry	% of Net Assets
U.S. Large Cap Core Funds	31.8%
High Yield Corporate Bond Funds	21.2
Money Market Fund	19.9
International Equity Core Funds	18.2
Aggregate Bond Funds	12.1
U.S. Medium Term Treasury Bond Fund	8.2
Emerging Equity Funds	6.8
Investment Grade Corporate Bond Funds	1.4
Total Investments	119.6
Other Assets and Liabilities, Net	(19.6)
Total Net Assets	100.0%

IQ Enhanced Core Bond U.S. ETF
Net Assets ($ mil): $73.8

Industry	% of Net Assets
Investment Grade Corporate Bond Funds	50.0%
U.S. Short Term Treasury Bond Funds	49.9
Money Market Fund	0.5
Total Investments	100.4
Other Assets and Liabilities, Net	(0.4)
Total Net Assets	100.0%

IQ Enhanced Core Plus Bond U.S. ETF
Net Assets ($ mil): $317.0

Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	49.1%
Investment Grade Corporate Bond Funds	48.4
Emerging Market Bond Funds	2.5
Money Market Fund	1.7
Total Investments	101.7
Other Assets and Liabilities, Net	(1.7)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries (continued)

October 31, 2017 (unaudited)

IQ S&P High Yield Low Volatility Bond ETF
Net Assets ($ mil): $106.6

Industry	% of Net Assets
Media	13.9%
Consumer Discretionary	13.2
Telecommunication Services	11.7
Materials	11.1
Energy	9.9
Industrials	9.0
Health Care	8.5
Information Technology	8.0
Financials	7.1
Consumer Staples	3.3
Utilities	1.6
Money Market Fund	1.0
Real Estate	0.5
Transportation	0.5
Total Investments	99.3
Other Assets and Liabilities, Net	0.7
Total Net Assets	100.0%

IQ Chaikin U.S Small Cap ETF
Net Assets ($ mil): $264.6

Industry	% of Net Assets
Financials	27.0%
Industrials	22.3
Consumer Discretionary	18.1
Information Technology	16.4
Materials	5.7
Money Market Fund	3.3
Health Care	2.8
Consumer Staples	2.3
Real Estate	2.1
Energy	1.9
Utilities	0.9
Telecommunication Services	0.4
Total Investments	103.2
Other Assets and Liabilities, Net	(3.2)
Total Net Assets	100.0%

(a)	Less than 0.05%

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

October 31, 2017 (unaudited)

	Shares	Value

Exchange Traded Note — 0.6%

Volatility Fund — 0.6%
iPATH S&P 500 VIX Short-Term Futures ETN*(a) (Cost $11,142,531)	199,639	$6,765,766

Investment Companies — 99.3%

Asia ex Japan Equity Funds — 0.5%
iShares MSCI All Country Asia ex Japan ETF(a)	28,140	2,119,224
iShares MSCI Pacific ex Japan ETF	32,266	1,506,822
Vanguard FTSE Pacific ETF	33,616	2,391,778
Total Asia ex Japan Equity Funds		6,017,824

BRIC Equity Funds — 3.9%
iShares China Large-Cap ETF(a)	454,130	20,858,191
iShares MSCI China ETF(a)	234,575	15,317,747
SPDR S&P China ETF(a)	58,354	6,171,519
Total BRIC Equity Funds		42,347,457

British Pound Fund — 0.1%
CurrencyShares British Pound Sterling Trust*(a)	10,110	1,305,909

Convertible Bond Fund — 0.0%(b)
SPDR Bloomberg Barclays Convertible Securities ETF(a)	321	16,625

Emerging Small Cap Equity Fund — 2.5%
SPDR S&P Emerging Markets SmallCap ETF†(a)	533,740	27,162,029
Total Equity		12,848,615

Euro Fund — 0.6%
CurrencyShares Euro Trust*(a)	63,705	7,159,168

Europe Equity Fund — 0.1%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	29,381	850,580

Floating Rate Funds — 7.8%
iShares Floating Rate Bond ETF	355,186	18,096,727
PowerShares Senior Loan Portfolio	2,420,267	55,956,573
SPDR Blackstone / GSO Senior Loan ETF(a)	250,296	11,896,569
Total Floating Rate Funds		85,949,869

Gold Fund — 0.0%(b)
PowerShares DB Gold Fund*(a)	108	4,364

High Yield Municipal Bond Fund — 0.3%
VanEck Vectors High-Yield Municipal Index ETF	117,245	3,658,044

International Bond Funds — 4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	160,255	18,629,644
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	261,668	7,750,606
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	876,807	16,291,074
WisdomTree Emerging Markets Local Debt Fund(a)	26,351	994,223
Total International Bond Funds		43,665,547

	Shares	Value
Investment Companies (continued)

International Equity Fund — 3.5%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	1,173,535	$37,576,591
Deutsche X-trackers MSCI Japan Hedged Equity ETF(a)	16,398	707,574
		38,284,165

International Small Cap Equity Funds — 6.1%
iShares MSCI EAFE Small-Cap ETF	683,852	43,110,030
SPDR S&P International Small Cap ETF	112,938	4,017,204
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	169,744	19,797,243
Total International Small Cap Equity Funds		66,924,477

Investment Grade Corporate Bond Funds — 12.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,109,596	134,416,459
iShares U.S. Credit Bond ETF	49,103	5,499,045
Vanguard Short-Term Corporate Bond ETF(c)	1,627	130,225
Total Investment Grade Corporate Bond Funds		140,045,729

Japan Equity Fund — 0.9%
iShares MSCI Japan ETF	163,781	9,605,756

Japanese Yen Fund — 0.0%(b)
CurrencyShares Japanese Yen Trust*(a)	932	78,735

Mortgage Backed Securities Funds — 1.6%
iShares MBS ETF(a)	120,725	12,906,710
Vanguard Mortgage-Backed Securities ETF	97,831	5,158,628
Total Mortgage Backed Securities Funds		18,065,338
Silver Fund — 0.0%(b)
iShares Silver Trust*(a)	6,637	104,798
Treasury Inflation-Protected Securities Funds — 0.1%
iShares 0-5 Year TIPS Bond ETF	1,736	174,590
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund(a)	2,678	140,059
Vanguard Short-Term Inflation-Protected Securities ETF(a)	10,485	519,427
Total Treasury Inflation-Protected Securities Funds		834,076
U.S. Large Cap Core Funds — 3.8%
Financial Select Sector SPDR Fund	903,202	24,025,173
Health Care Select Sector SPDR Fund(a)	39,981	3,242,859
Materials Select Sector SPDR Fund(a)	3,455	203,845
PowerShares KBW Bank Portfolio(a)	15,939	834,726
SPDR S&P Bank ETF	72,982	3,328,709
Technology Select Sector SPDR Fund	165,152	10,396,318
Total U.S. Large Cap Core Funds		42,031,630

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Investment Companies (continued)

U.S. Large Cap Growth Funds — 8.3%
Guggenheim S&P 500 Pure Growth ETF	21,412	$2,216,142
iShares Russell 1000 Growth ETF(a)	296,032	38,472,319
iShares S&P 500 Growth ETF(a)	134,315	19,897,424
Vanguard Growth ETF(a)	221,393	30,240,070
Total U.S. Large Cap Growth Funds		90,825,955

U.S. Multi Cap Funds — 3.8%
Schwab U.S. Broad Market ETF	73,629	4,581,933
Vanguard Total Stock Market ETF(a)	278,944	36,912,659
Total U.S. Multi Cap Funds		41,494,592

U.S. Preferred Stock Fund — 3.1%
iShares U.S. Preferred Stock ETF(a)	873,359	33,615,588

U.S. Short Term Treasury Bond Funds — 32.7%
iShares Short Treasury Bond ETF(a)	620,757	68,506,742
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)(c)	453,808	20,761,716
Vanguard Short-Term Bond ETF(a)(c)	3,377,858	269,181,504
Total U.S. Short Term Treasury Bond Funds		358,449,962

U.S. Small Cap Growth Funds — 2.8%
iShares Russell 2000 Growth ETF(a)	73,461	13,340,518
iShares S&P Small-Cap 600 Growth ETF(a)	43,030	7,161,483
Vanguard Small-Cap Growth ETF(a)	65,665	10,256,216
Total U.S. Small Cap Growth Funds		30,758,217

Total Investment Companies (Cost $1,053,380,394)		1,089,256,434

	Shares	Value
Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(d) (Cost $2,267,911)	2,267,911	$2,267,911

Investment of Cash Collateral For Securities Loaned — 8.5%

Money Market Fund — 8.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(e) (Cost $93,024,546)	93,024,546	93,024,546

Total Investments — 108.6% (Cost $1,159,815,382)		1,191,314,657

Other Assets and Liabilities, Net — (8.6)%		(94,190,989)

Net Assets — 100.0%		$1,097,123,668

*	Non-income producing securities.
†	Affiliated Fund
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $152,027,896; total market value of collateral held by the Fund was $157,853,566. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $64,829,020.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $4,290,650.
(d)	Reflects the 7-day yield at October 31, 2017.
(e)	Reflects the 1-day yield at October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017:

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
CurrencyShares Australian Dollar Trust	Morgan Stanley	(2.25)	5/21/2018	Monthly	$(790,872)	$—
CurrencyShares Australian Dollar Trust	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(790,872)	—
CurrencyShares British Pound Sterling Trust	Morgan Stanley	2.16	5/21/2018	Monthly	65,877	—
CurrencyShares British Pound Sterling Trust	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	65,877	—
CurrencyShares Euro Trust	Morgan Stanley	2.16	5/21/2018	Monthly	360,852	—
CurrencyShares Euro Trust	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	360,852	—
CurrencyShares Japanese Yen Trust	Morgan Stanley	2.16	5/21/2018	Monthly	3,971	—
CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	3,971	—
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,894,047	—
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	1,894,047	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	Monthly	42,875	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	42,875	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	Monthly	35,642	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	35,642	—
Energy Select Sector SPDR Fund	Morgan Stanley	0.65	5/21/2018	Monthly	(2,744,583)	—
Energy Select Sector SPDR Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(2,744,583)	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	Monthly	2,421,983	—
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	111,677	—
Guggenheim S&P 500 Pure Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	111,677	—
Health Care Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	Monthly	326,954	—
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	0.76	5/21/2018	Monthly	(159,027)	—
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	1.23–1.73	7/31/2018–3/29/2019	Monthly	(159,027)	—
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.16	5/21/2018	Monthly	341,035	—
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	341,035	—
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	8,850	—
iShares 0-5 Year TIPS Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	8,850	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	(0.50)	5/21/2018	Monthly	(565,736)	—
iShares 3-7 Year Treasury Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(565,736)	—
iShares China Large-Cap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	2,102,721	—
iShares Core MSCI EAFE ETF	Morgan Stanley	0.65	5/21/2018	Monthly	(887,335)	—
iShares Core MSCI EAFE ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(887,335)	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(2,707,059)	—
iShares Core MSCI Emerging Markets ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(2,707,059)	—
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	0.25	5/21/2018	Monthly	(4,007,400)	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017 (continued):

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	$(4,007,400)	$—
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	0.25	5/21/2018	Monthly	(4,735,245)	—
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(4,735,245)	—
iShares Europe ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(6,548)	—
iShares Europe ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(6,548)	—
iShares Floating Rate Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	912,158	—
iShares Floating Rate Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	912,158	—
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(0.25)	5/21/2018	Monthly	(596,376)	—
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(596,376)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	6,775,360	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	6,775,360	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	939,068	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	939,068	—
iShares MBS ETF	Morgan Stanley	2.16	5/21/2018	Monthly	650,547	—
iShares MBS ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	650,547	—
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.16	5/21/2018	Monthly	106,790	—
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	106,790	—
iShares MSCI China ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,544,214	—
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	2,172,989	—
iShares MSCI EAFE Small-Cap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	2,172,989	—
iShares MSCI Eurozone ETF	Morgan Stanley	0.65	5/21/2018	Monthly	(28,709)	—
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(28,709)	—
iShares MSCI Japan ETF	Morgan Stanley	2.16	5/21/2018	Monthly	484,156	—
iShares MSCI Japan ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	484,156	—
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	2.16	5/21/2018	Monthly	75,981	—
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	75,981	—
iShares Russell 1000 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,939,263	—
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	1,939,263	—
iShares Russell 1000 Value ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(3,084,679)	—
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(3,084,679)	—
iShares Russell 2000 ETF	Morgan Stanley	0.50	5/21/2018	Monthly	(2,415,027)	—
iShares Russell 2000 ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(2,415,027)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	672,465	—
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	672,465	—
iShares Russell 2000 Value ETF	Morgan Stanley	—	5/21/2018	Monthly	(1,856,615)	—
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(1,856,615)	—
iShares S&P 500 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,002,908	—
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	1,002,908	—
iShares S&P 500 Value ETF	Morgan Stanley	(0.75)	5/21/2018	Monthly	(1,166,814)	—
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(1,166,814)	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	360,987	—
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	360,987	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(2.45)	5/21/2018	Monthly	(1,007,480)	—
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(1,007,480)	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017 (continued):

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Short Treasury Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	$3,453,054	$—
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	3,453,054	—
iShares Silver Trust	Morgan Stanley	2.16	5/21/2018	Monthly	5,290	—
iShares Silver Trust	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	5,290	—
iShares U.S. Credit Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	277,175	—
iShares U.S. Credit Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	277,175	—
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,694,407	—
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	1,694,407	—
iShares U.S. Real Estate ETF	Morgan Stanley	0.38	5/21/2018	Monthly	(246,074)	—
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(246,074)	—
Materials Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	Monthly	10,266	—
Materials Select Sector SPDR Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	10,266	—
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.16	5/21/2018	Monthly	7,061	—
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	7,061	—
PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	0.76	5/21/2018	Monthly	(407,855)	—
PowerShares DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	1.23–1.73	7/31/2018–3/29/2019	Monthly	(407,855)	—
PowerShares DB Gold Fund	Morgan Stanley	2.16	5/21/2018	Monthly	202	—
PowerShares DB Gold Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	202	—
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(1.50)	5/21/2018	Monthly	(6,231,989)	—
PowerShares DB U.S. Dollar Index Bullish Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(6,231,989)	—
PowerShares Emerging Markets Sovereign Debt Portfolio	Morgan Stanley	2.16	5/21/2018	Monthly	390,658	—
PowerShares Emerging Markets Sovereign Debt Portfolio	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	390,658	—
PowerShares KBW Bank Portfolio	Morgan Stanley	2.16	5/21/2018	Monthly	42,053	—
PowerShares KBW Bank Portfolio	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	42,053	—
PowerShares S&P 500 Low Volatility Portfolio	Morgan Stanley	0.76	5/21/2018	Monthly	(2,379,125)	—
PowerShares S&P 500 Low Volatility Portfolio	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(2,379,125)	—
PowerShares Senior Loan Portfolio	Morgan Stanley	2.16	5/21/2018	Monthly	2,820,524	—
PowerShares Senior Loan Portfolio	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	2,820,524	—
Schwab U.S. Broad Market ETF	Morgan Stanley	2.16	5/21/2018	Monthly	230,936	—
Schwab U.S. Broad Market ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	230,936	—
Schwab U.S. Small-Cap ETF	Morgan Stanley	(5.45)	5/21/2018	Monthly	(344,676)	—
Schwab U.S. Small-Cap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(344,676)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.16	5/21/2018	Monthly	599,638	—
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	599,638	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,046,486	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	1,046,486	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.16	5/21/2018	Monthly	829	—
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	829	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017 (continued):

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	0.45	5/21/2018	Monthly	$(394,930)	$—
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(394,930)	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	(0.85)	5/21/2018	Monthly	(3,890,279)	—
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	1.23–1.73	7/31/2018–3/29/2019	Monthly	(3,890,279)	—
SPDR Dow Jones REIT ETF	Morgan Stanley	(0.75)	5/21/2018	Monthly	(153,212)	—
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(153,212)	—
SPDR S&P Bank ETF	Morgan Stanley	2.16	5/21/2018	Monthly	167,799	—
SPDR S&P Bank ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	167,799	—
SPDR S&P China ETF	Morgan Stanley	2.16	5/21/2018	Monthly	622,186	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,369,094	—
SPDR S&P Emerging Markets SmallCap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	1,369,094	—
SPDR S&P International Small Cap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	202,500	—
SPDR S&P International Small Cap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	202,500	—
Technology Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	Monthly	1,048,055	—
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.16	5/21/2018	Monthly	184,392	—
VanEck Vectors High-Yield Municipal Index ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	184,392	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	821,162	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	821,162	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	997,886	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	997,886	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(1,545,151)	—
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(1,545,151)	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(4,470,632)	—
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(4,470,632)	—
Vanguard FTSE Europe ETF	Morgan Stanley	0.50	5/21/2018	Monthly	(36,273)	—
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(36,273)	—
Vanguard FTSE Pacific ETF	Morgan Stanley	2.16	5/21/2018	Monthly	120,599	—
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	120,599	—
Vanguard Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,524,208	—
Vanguard Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	1,524,208	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.16	5/21/2018	Monthly	260,012	—
Vanguard Mortgage-Backed Securities ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	260,012	—
Vanguard REIT ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(1,824,593)	—
Vanguard REIT ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(1,824,593)	—
Vanguard Short-Term Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	13,568,179	—
Vanguard Short-Term Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	13,568,179	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017 (continued):

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	$6,563	$—
Vanguard Short-Term Corporate Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	6,563	—
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.16	5/21/2018	Monthly	26,157	—
Vanguard Short-Term Inflation-Protected Securities ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	26,157	—
Vanguard Small-Cap ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(1,159,866)	—
Vanguard Small-Cap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(1,159,866)	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	516,989	—
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	516,989	—
Vanguard Small-Cap Value ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(2,464,763)	—
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(2,464,763)	—
Vanguard Total Stock Market ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,860,560	—
Vanguard Total Stock Market ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	1,860,560	—
Vanguard Value ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(2,821,397)	—
Vanguard Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(2,821,397)	—
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.16	5/21/2018	Monthly	50,105	—
WisdomTree Emerging Markets Local Debt Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	50,105	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $1,922,450 and with Bank of America Merrill Lynch amounted to $2,368,200 at October 31, 2017. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark, and the agreed-upon financing rate.

(f)	Reflects the value at reset date of October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(g)
Exchange Traded Notes	$6,765,766	$—	$—	$6,765,766
Investment Companies	1,089,256,434	—	—	1,089,256,434
Short-Term Investment:
Money Market Fund	2,267,911	—	—	2,267,911
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	93,024,546	—	—	93,024,546
Total Investments in Securities	1,191,314,657	—	—	1,191,314,657
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$1,191,314,657	$—	$—	$1,191,314,657

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(g)	For a complete listing of investments and their industries, see the Schedules of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2017 is as follows:

Affiliated Holdings

	Shares at 4/30/2017	Value ($) at 4/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2017	Value ($) at 10/31/2017
SPDR S&P Emerging Markets SmallCap ETF	579,096	26,736,862	1,362,118	(3,447,070)	40,308	2,469,811	85,816	—	533,740	27,162,029
	579,096	26,736,862	1,362,118	(3,447,070)	40,308	2,469,811	85,816	—	533,740	27,162,029

For more information on the determination, please refer to Note 6.

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF

October 31, 2017 (unaudited)

	Shares	Value

Investment Companies — 100.0%

BRIC Equity Funds — 8.7%
iShares China Large-Cap ETF(a)	6,154	$282,653
iShares MSCI China ETF	3,179	207,589
SPDR S&P China ETF	791	83,656
Total BRIC Equity Funds		573,898

Emerging Small Cap Equity Fund — 2.6%
SPDR S&P Emerging Markets SmallCap ETF	3,379	171,957

Euro Fund — 0.2%
CurrencyShares Euro Trust*(a)	119	13,373

Europe Equity Fund — 5.6%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	12,800	370,560

Gold Fund — 0.0%(b)
PowerShares DB Gold Fund*	45	1,819

International Bond Funds — 5.0%
iShares JP Morgan USD Emerging Markets Bond ETF	1,014	117,878
PowerShares Emerging Markets Sovereign Debt Portfolio	1,656	49,051
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,223	152,783
WisdomTree Emerging Markets Local Debt Fund	247	9,319
Total International Bond Funds		329,031
International Equity Fund — 4.7%
Deutsche X-trackers MSCI Japan Hedged Equity ETF(a)	7,142	308,177

International Small Cap Equity Funds — 4.4%
iShares MSCI EAFE Small-Cap ETF	2,969	187,166
SPDR S&P International Small Cap ETF(a)	490	17,429
Vanguard FTSE All World ex-U.S. Small-Cap ETF	737	85,956
Total International Small Cap Equity Funds		290,551

Investment Grade Corporate Bond Funds — 5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(c)	2,870	347,672
iShares U.S. Credit Bond ETF	127	14,223
Total Investment Grade Corporate Bond Funds		361,895
Japanese Yen Fund — 0.5%
CurrencyShares Japanese Yen Trust*(a)	407	34,383

	Shares	Value
Investment Companies (continued)

Silver Fund — 0.6%
iShares Silver Trust*(a)	2,735	$43,186

Treasury Inflation-Protected Securities Funds — 5.5%
iShares 0-5 Year TIPS Bond ETF	757	76,131
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund(a)	1,166	60,982
Vanguard Short-Term Inflation-Protected Securities ETF(a)	4,568	226,299
Total Treasury Inflation-Protected Securities Funds		363,412

U.S. Dollar Fund — 2.6%
PowerShares DB U.S. Dollar Index Bullish Fund*(a)	6,924	170,192

U.S. Large Cap Core Funds — 2.2%
Energy Select Sector SPDR Fund	888	60,304
Materials Select Sector SPDR Fund(a)	1,505	88,795
Total U.S. Large Cap Core Funds		149,099

U.S. Large Cap Value Funds — 0.1%
Guggenheim S&P 500 Pure Value ETF	1	63
iShares Russell 1000 Value ETF	19	2,268
iShares S&P 500 Value ETF(a)	8	873
Vanguard Value ETF	21	2,135
Total U.S. Large Cap Value Funds		5,339

U.S. Medium Term Treasury Bond Fund — 5.5%
iShares 3-7 Year Treasury Bond ETF	2,937	361,603

U.S. Multi Cap Funds — 8.5%
Schwab U.S. Broad Market ETF	998	62,106
Vanguard Total Stock Market ETF	3,780	500,207
Total U.S. Multi Cap Funds		562,313

U.S. Short Term Treasury Bond Funds — 37.8%
iShares Short Treasury Bond ETF	4,331	477,969
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	3,166	144,844
Vanguard Short-Term Bond ETF(a)	23,566	1,877,975
Total U.S. Short Term Treasury Bond Funds		2,500,788

Total Investment Companies (Cost $6,426,656)		6,611,576

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(d) (Cost $11,971)	11,971	11,971

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Investment of Cash Collateral For Securities Loaned — 22.2%

Money Market Fund — 22.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(e) (Cost $1,467,340)	1,467,340	$1,467,340

Total Investments — 122.4% (Cost $7,905,967)		8,090,887

Other Assets and Liabilities, Net — (22.4)%		(1,478,161)

Net Assets — 100.0%		$6,612,726

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,984,729; total market value of collateral held by the Fund was $2,054,786. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $587,446.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $22,895.
(d)	Reflects the 7-day yield at October 31, 2017.
(e)	Reflects the 1-day yield at October 31, 2017.

Total return swap contracts outstanding at October 31, 2017:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
CurrencyShares Euro Trust	Morgan Stanley	2.16	5/21/2018	Monthly	$1,349	$—
CurrencyShares Japanese Yen Trust	Morgan Stanley	2.16	5/21/2018	Monthly	3,464	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	Monthly	37,085	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	Monthly	30,852	—
Energy Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	Monthly	6,044	—
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	0.76	4/09/2018	Monthly	(5,225)	—
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	7,643	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	36,197	—
iShares China Large-Cap ETF	Morgan Stanley	1.95	5/21/2018	Monthly	28,293	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(43,955)	—
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	0.25	4/09/2018	Monthly	(115,539)	—
iShares Europe ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(5,606)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	34,767	—
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	11,858	—
iShares MSCI China ETF	Morgan Stanley	2.04	5/21/2018	Monthly	20,765	—
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	18,723	—
iShares MSCI Eurozone ETF	Morgan Stanley	0.65	4/09/2018	Monthly	(24,413)	—
iShares MSCI Japan ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(64,691)	—
iShares Russell 1000 Growth ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(27,552)	—
iShares Russell 1000 Value ETF	Morgan Stanley	2.16	5/21/2018	Monthly	239	—
iShares Russell 2000 ETF	Morgan Stanley	0.50	4/09/2018	Monthly	(70,600)	—
iShares S&P 500 Growth ETF	Morgan Stanley	(0.25)	4/09/2018	Monthly	(14,221)	—
iShares S&P 500 Value ETF	Morgan Stanley	2.16	5/21/2018	Monthly	109	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.10	5/21/2018	Monthly	47,896	—
iShares Silver Trust	Morgan Stanley	2.16	5/21/2018	Monthly	4,326	—
iShares U.S. Credit Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,456	—
Materials Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	Monthly	8,909	—
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.16	5/21/2018	Monthly	6,119	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017 (continued):

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	0.76	4/09/2018	Monthly	$(13,400)	$—
PowerShares DB Gold Fund	Morgan Stanley	2.16	5/21/2018	Monthly	162	—
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	2.16	5/21/2018	Monthly	17,034	—
PowerShares Emerging Markets Sovereign Debt Portfolio	Morgan Stanley	2.16	5/21/2018	Monthly	4,917	—
Schwab U.S. Broad Market ETF	Morgan Stanley	2.16	5/21/2018	Monthly	6,223	—
Schwab U.S. Small-Cap ETF	Morgan Stanley	(5.45)	4/09/2018	Monthly	(10,060)	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.16	5/21/2018	Monthly	14,503	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	(0.85)	4/09/2018	Monthly	(113,640)	—
SPDR S&P China ETF	Morgan Stanley	2.02	5/21/2018	Monthly	8,355	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1.94	5/21/2018	Monthly	17,201	—
SPDR S&P International Small Cap ETF	Morgan Stanley	2.15	5/21/2018	Monthly	1,743	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1.98	5/21/2018	Monthly	15,291	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	8,631	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(72,568)	—
Vanguard FTSE Europe ETF	Morgan Stanley	0.50	4/09/2018	Monthly	(30,882)	—
Vanguard Growth ETF	Morgan Stanley	(0.25)	4/09/2018	Monthly	(21,718)	—
Vanguard Short-Term Bond ETF	Morgan Stanley	2.10	5/21/2018	Monthly	187,989	—
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.16	5/21/2018	Monthly	22,640	—
Vanguard Small-Cap ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(33,873)	—
Vanguard Total Stock Market ETF	Morgan Stanley	2.16	5/21/2018	Monthly	50,021	—
Vanguard Value ETF	Morgan Stanley	2.16	5/21/2018	Monthly	203	—
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	1.84	5/21/2018	Monthly	943	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $22,985 at October 31, 2017. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(f)	Reflects the value at reset date of October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(g)
Investment Companies	$6,611,576	$—	$—	$6,611,576
Short-Term Investment:
Money Market Fund	11,971	—	—	11,971
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,467,340	—	—	1,467,340
Total Investments in Securities	8,090,887	—	—	8,090,887
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$8,090,887	$—	$—	$8,090,887

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(g)	For a complete listing of investments and their industries, see the Schedules of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

October 31, 2017 (unaudited)

	Shares	Value

Investment Companies — 99.9%

Asia ex Japan Equity Funds — 0.9%
iShares MSCI All Country Asia ex Japan ETF(a)	474	$35,697
iShares MSCI Pacific ex Japan ETF	544	25,405
Vanguard FTSE Pacific ETF	567	40,342
Total Asia ex Japan Equity Funds		101,444

British Pound Fund — 0.6%
CurrencyShares British Pound Sterling Trust*	566	73,110

Euro Fund — 2.5%
CurrencyShares Euro Trust*(a)	2,526	283,872

Floating Rate Funds — 22.5%
iShares Floating Rate Bond ETF(a)	19,881	1,012,937
PowerShares Senior Loan Portfolio	56,423	1,304,500
SPDR Blackstone / GSO Senior Loan ETF	5,835	277,337
Total Floating Rate Funds		2,594,774

High Yield Municipal Bond Fund —1.8%
VanEck Vectors High-Yield Municipal Index ETF	6,563	204,766

Investment Grade Corporate Bond Funds — 13.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,172	1,474,516
iShares U.S. Credit Bond ETF	539	60,363
Total Investment Grade Corporate Bond Funds		1,534,879

Japan Equity Fund — 1.4%
iShares MSCI Japan ETF	2,823	165,569

Mortgage Backed Securities Funds — 8.8%
iShares MBS ETF(a)	6,757	722,391
Vanguard Mortgage-Backed Securities ETF	5,476	288,749
Total Mortgage Backed Securities Funds		1,011,140

U.S. Large Cap Core Funds — 2.0%
PowerShares KBW Bank Portfolio	892	46,714
SPDR S&P Bank ETF	4,085	186,317
Total U.S. Large Cap Core Funds		233,031

U.S. Large Cap Growth Funds — 8.6%
Guggenheim S&P 500 Pure Growth ETF	233	24,115
iShares Russell 1000 Growth ETF	3,222	418,731
iShares S&P 500 Growth ETF	1,462	216,581
Vanguard Growth ETF	2,410	329,182
Total U.S. Large Cap Growth Funds		988,609

U.S. Preferred Stock Fund — 2.8%
iShares U.S. Preferred Stock ETF	8,348	321,314

	Shares	Value
Investment Companies (continued)

U.S. Short Term Treasury Bond Funds — 31.9%

iShares Short Treasury Bond ETF(b)	6,370	$702,993
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	4,657	213,058
Vanguard Short-Term Bond ETF	34,661	2,762,135
Total U.S. Short Term Treasury Bond Funds		3,678,186

U.S. Small Cap Growth Funds — 2.8%
iShares Russell 2000 Growth ETF	773	140,377
iShares S&P Small-Cap 600 Growth ETF	453	75,393
Vanguard Small-Cap Growth ETF(a)	691	107,927
Total U.S. Small Cap Growth Funds		323,697

Total Investment Companies (Cost $11,300,507)		11,514,391

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(c) (Cost $22,011)	22,011	22,011

Investment of Cash Collateral For Securities Loaned — 9.9%

Money Market Fund — 9.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(d) (Cost $1,142,748)	1,142,748	1,142,748

Total Investments — 110.0% (Cost $12,465,266)		12,679,150

Other Assets and Liabilities, Net — (10.0)%		(1,157,376)

Net Assets — 100.0%		$11,521,774

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,607,336; total market value of collateral held by the Fund was $1,645,275. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $502,527.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $25,712.
(c)	Reflects the 7-day yield at October 31, 2017.
(d)	Reflects the 1-day yield at October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
CurrencyShares Australian Dollar Trust	Morgan Stanley	(2.25)	4/09/2018	Monthly	$(106,885)	$—
CurrencyShares British Pound Sterling Trust	Morgan Stanley	2.16	5/21/2018	Monthly	7,363	—
CurrencyShares Euro Trust	Morgan Stanley	2.00	5/21/2018	Monthly	28,545	—
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	2,381	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	(0.50)	4/09/2018	Monthly	(107,730)	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(68,442)	—
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	0.25	4/09/2018	Monthly	(119,730)	—
iShares Europe ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(47)	—
iShares Floating Rate Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	101,696	—
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(0.25)	4/09/2018	Monthly	(81,923)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.15	5/21/2018	Monthly	148,033	—
iShares MBS ETF	Morgan Stanley	2.16	5/21/2018	Monthly	72,485	—
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.16	5/21/2018	Monthly	3,615	—
iShares MSCI Eurozone ETF	Morgan Stanley	0.65	4/09/2018	Monthly	(219)	—
iShares MSCI Japan ETF	Morgan Stanley	2.16	5/21/2018	Monthly	16,598	—
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	2.16	5/21/2018	Monthly	2,569	—
iShares Russell 1000 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	41,977	—
iShares Russell 1000 Value ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(77,962)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	14,165	—
iShares Russell 2000 Value ETF	Morgan Stanley	—	4/09/2018	Monthly	(35,515)	—
iShares S&P 500 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	21,777	—
iShares S&P 500 Value ETF	Morgan Stanley	(0.75)	4/09/2018	Monthly	(29,471)	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	7,489	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(2.45)	4/09/2018	Monthly	(19,246)	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.12	5/21/2018	Monthly	70,520	—
iShares U.S. Credit Bond ETF	Morgan Stanley	2.15	5/21/2018	Monthly	6,047	—
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.16	5/21/2018	Monthly	32,255	—
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(1.50)	4/09/2018	Monthly	(161,319)	—
PowerShares KBW Bank Portfolio	Morgan Stanley	2.16	5/21/2018	Monthly	4,713	—
PowerShares S&P 500 Low Volatility Portfolio	Morgan Stanley	0.76	4/09/2018	Monthly	(60,163)	—
PowerShares Senior Loan Portfolio	Morgan Stanley	2.09	5/21/2018	Monthly	130,929	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.11	5/21/2018	Monthly	27,853	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.10	5/21/2018	Monthly	21,365	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(3,470)	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	0.45	4/09/2018	Monthly	(54,259)	—
SPDR S&P Bank ETF	Morgan Stanley	2.16	5/21/2018	Monthly	18,700	—
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.16	5/21/2018	Monthly	20,561	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(113,048)	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017 (continued):

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard FTSE Europe ETF	Morgan Stanley	0.50	4/09/2018	Monthly	$(293)	$—
Vanguard FTSE Pacific ETF	Morgan Stanley	2.16	5/21/2018	Monthly	4,056	—
Vanguard Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	33,055	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.16	5/21/2018	Monthly	29,002	—
Vanguard Short-Term Bond ETF	Morgan Stanley	2.12	5/21/2018	Monthly	277,242	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	10,777	—
Vanguard Small-Cap Value ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(47,174)	—
Vanguard Value ETF	Morgan Stanley	0.76	4/09/2018	Monthly	(71,358)	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $25,712 at October 31, 2017. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(e)	Reflects the value at reset date of October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Investment Companies	$11,514,391	$—	$—	$11,514,391
Short-Term Investment:
Money Market Fund	22,011	—	—	22,011
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,142,748	—	—	1,142,748
Total Investments in Securities	$12,679,150	$—	$—	$12,679,150
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$12,679,150	$—	$—	$12,679,150

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF

October 31, 2017 (unaudited)

	Shares	Value
Exchange Traded Note — 1.1%

Volatility Fund — 1.1%
iPATH S&P 500 VIX Short-Term Futures ETN*(a) (Cost $82,105)	1,385	$46,938

Investment Companies — 98.7%

Floating Rate Funds — 7.7%
PowerShares Senior Loan Portfolio	11,939	276,030
SPDR Blackstone / GSO Senior Loan ETF	1,235	58,699
Total Floating Rate Funds		334,729

International Equity Core Fund — 14.4%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	19,562	626,375

International Small Cap Equity Funds — 15.0%
iShares MSCI EAFE Small-Cap ETF	6,624	417,577
SPDR S&P International Small Cap ETF	1,094	38,913
Vanguard FTSE All World ex-U.S. Small-Cap ETF	1,644	191,740
Total International Small Cap Equity Funds		648,230

Investment Grade Corporate Bond Funds — 18.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	6,346	768,755
iShares U.S. Credit Bond ETF	281	31,469
Total Investment Grade Corporate Bond Funds		800,224

U.S. Large Cap Core Funds — 14.5%
Financial Select Sector SPDR Fund	15,056	400,490
Health Care Select Sector SPDR Fund(a)	666	54,019
Technology Select Sector SPDR Fund(b)	2,753	173,301
Total U.S. Large Cap Core Funds		627,810

U.S. Large Cap Growth Funds — 12.4%
Guggenheim S&P 500 Pure Growth ETF	127	13,144
iShares Russell 1000 Growth ETF	1,759	228,600
iShares S&P 500 Growth ETF	798	118,216
Vanguard Growth ETF	1,315	179,616
Total U.S. Large Cap Growth Funds		539,576

U.S. Preferred Stock Fund — 10.7%
iShares U.S. Preferred Stock ETF	12,081	464,998

	Shares	Value
Investment Companies (continued)

U.S. Short Term Treasury Bond Funds — 1.1%
iShares Short Treasury Bond ETF	83	$9,160
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	61	2,791
Vanguard Short-Term Bond ETF	453	36,099
Total U.S. Short Term Treasury Bond Funds		48,050

U.S. Small Cap Growth Funds — 4.4%
iShares Russell 2000 Growth ETF	459	83,354
iShares S&P Small-Cap 600 Growth ETF	269	44,770
Vanguard Small-Cap Growth ETF(a)	410	64,038
Total U.S. Small Cap Growth Funds		192,162

Total Investment Companies (Cost $3,988,016)		4,282,154

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(c) (Cost $7,123)	7,123	7,123

Investment of Cash Collateral For Securities Loaned — 3.8%

Money Market Fund — 3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(d) (Cost $165,388)	165,388	165,388

Total Investments — 103.8% (Cost $4,242,632)		4,501,603

Other Assets and Liabilities, Net — (3.8)%		(165,728)

Net Assets — 100.0%		$4,335,875

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $914,998; total market value of collateral held by the Fund was $973,915. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $808,527.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $12,464.
(c)	Reflects the 7-day yield at October 31, 2017.
(d)	Reflects the 1-day yield at October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2017 (unaudited)

Total return swap contracts outstanding at October 31, 2017:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.16	3/28/2019	Monthly	$62,791	$—
Energy Select Sector SPDR Fund	Morgan Stanley	0.65	3/28/2019	Monthly	(70,559)	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.16	3/28/2019	Monthly	40,139	—
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	2.16	3/28/2019	Monthly	1,346	—
Health Care Select Sector SPDR Fund	Morgan Stanley	2.16	3/28/2019	Monthly	5,434	—
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.16	3/28/2019	Monthly	4,711	—
iShares Core MSCI EAFE ETF	Morgan Stanley	0.65	3/28/2019	Monthly	(26,426)	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.76	3/28/2019	Monthly	(27,555)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.16	3/28/2019	Monthly	77,045	—
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.16	3/28/2019	Monthly	41,859	—
iShares Russell 1000 Growth ETF	Morgan Stanley	2.16	3/28/2019	Monthly	22,873	—
iShares Russell 1000 Value ETF	Morgan Stanley	0.76	3/28/2019	Monthly	(31,400)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.16	3/28/2019	Monthly	8,354	—
iShares Russell 2000 Value ETF	Morgan Stanley	—	3/28/2019	Monthly	(24,960)	—
iShares S&P 500 Growth ETF	Morgan Stanley	2.16	3/28/2019	Monthly	11,851	—
iShares S&P 500 Value ETF	Morgan Stanley	(0.75)	3/28/2019	Monthly	(11,897)	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.16	3/28/2019	Monthly	4,494	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(2.45)	3/28/2019	Monthly	(13,576)	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.16	3/28/2019	Monthly	883	—
iShares U.S. Credit Bond ETF	Morgan Stanley	2.16	3/28/2019	Monthly	3,136	—
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.16	3/28/2019	Monthly	46,611	—
iShares U.S. Real Estate ETF	Morgan Stanley	0.38	3/28/2019	Monthly	(7,832)	—
PowerShares Senior Loan Portfolio	Morgan Stanley	2.16	3/28/2019	Monthly	27,675	—
SPDR Blackstone / GSWO Senior Loan ETF	Morgan Stanley	2.16	3/28/2019	Monthly	5,894	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.16	3/28/2019	Monthly	275	—
SPDR Dow Jones REIT ETF	Morgan Stanley	(0.75)	3/28/2019	Monthly	(4,848)	—
SPDR S&P International Small Cap ETF	Morgan Stanley	2.16	3/28/2019	Monthly	3,913	—
Technology Select Sector SPDR Fund	Morgan Stanley	2.16	3/28/2019	Monthly	17,374	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.16	3/28/2019	Monthly	19,244	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	0.76	3/28/2019	Monthly	(45,991)	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.76	3/28/2019	Monthly	(45,567)	—
Vanguard Growth ETF	Morgan Stanley	2.16	3/28/2019	Monthly	18,030	—
Vanguard REIT ETF	Morgan Stanley	0.76	3/28/2019	Monthly	(57,869)	—
Vanguard Short-Term Bond ETF	Morgan Stanley	2.16	3/28/2019	Monthly	3,586	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.16	3/28/2019	Monthly	6,404	—
Vanguard Small-Cap Value ETF	Morgan Stanley	0.76	3/28/2019	Monthly	(33,125)	—
Vanguard Value ETF	Morgan Stanley	0.76	3/28/2019	Monthly	(28,767)	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $12,464 at October 31, 2017. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(e)	Reflects the value at reset date of October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Exchange Traded Notes	$46,938	$—	$—	$46,938
Investment Companies	4,282,154	—	—	4,282,154
Short-Term Investment:
Money Market Fund	7,123	—	—	7,123
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	165,388	—	—	165,388
Total Investments in Securities	4,501,603	—	—	4,501,603
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$4,501,603	$—	$—	$4,501,603

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the year ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF

October 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 99.8%

Convertible Bond Fund — 24.6%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	15,158	$785,033

Floating Rate Funds — 23.6%
PowerShares Senior Loan Portfolio	26,934	622,714
SPDR Blackstone / GSO Senior Loan ETF	2,785	132,371
Total Floating Rate Funds		755,085

High Yield Corporate Bond Funds — 13.2%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	2,863	253,290
SPDR Bloomberg Barclays High Yield Bond ETF(b)	4,504	167,729
Total High Yield Corporate Bond Funds		421,019

Investment Grade Corporate Bond Fund — 29.3%
Vanguard Short-Term Corporate Bond ETF	11,689	935,588

U.S. Large Cap Value Funds — 2.8%
Guggenheim S&P 500 Pure Value ETF	14	874
iShares Russell 1000 Value ETF	320	38,205
iShares S&P 500 Value ETF(b)	132	14,408
Vanguard Value ETF	344	34,967
Total U.S. Large Cap Value Funds		88,454

U.S. Short Term Treasury Bond Funds — 0.0%(c)
iShares Short Treasury Bond ETF	3	331
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(b)	2	91
Vanguard Short-Term Bond ETF	17	1,355
Total U.S. Short Term Treasury Bond Funds		1,777

	Shares	Value
Investment Companies (continued)

U.S. Small Cap Growth Funds — 6.3%
iShares Russell 2000 Growth ETF	482	$87,531
iShares S&P Small-Cap 600 Growth ETF	282	46,933
Vanguard Small-Cap Growth ETF	431	67,318
Total U.S. Small Cap Growth Funds		201,782

Total Investment Companies (Cost $3,098,788)		3,188,738

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(d) (Cost $6,481)	6,481	6,481

Investment of Cash Collateral For Securities Loaned — 9.0%

Money Market Fund — 9.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(e) (Cost $286,967)	286,967	286,967

Total Investments — 109.0% (Cost $3,392,236)		3,482,186

Other Assets and Liabilities, Net — (9.0)%		(288,029)

Net Assets — 100.0%		$3,194,157

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $5,179.
(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $281,314; total market value of collateral held by the Fund was $286,967.
(c)	Less than 0.05%.
(d)	Reflects the 7-day yield at October 31, 2017.
(e)	Reflects the 1-day yield at October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

October 31, 2017 (unaudited)

Total return swap contracts outstanding at October 31, 2017:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	2.16	3/28/2019	Monthly	$7,520	$—
iShares Russell 1000 Value ETF	Morgan Stanley	2.16	3/28/2019	Monthly	1,194	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.16	3/28/2019	Monthly	2,542	—
iShares S&P 500 Value ETF	Morgan Stanley	2.16	3/28/2019	Monthly	437	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.16	3/28/2019	Monthly	1,331	—
iShares U.S. Preferred Stock ETF	Morgan Stanley	(0.50)	3/28/2019	Monthly	(94,493)	—
PowerShares Senior Loan Portfolio	Morgan Stanley	2.16	3/28/2019	Monthly	18,542	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.16	3/28/2019	Monthly	3,945	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.16	3/28/2019	Monthly	23,409	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.16	3/28/2019	Monthly	4,990	—
Vanguard Short-Term Bond ETF	Morgan Stanley	2.16	3/28/2019	Monthly	80	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.16	3/28/2019	Monthly	27,854	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.16	3/28/2019	Monthly	2,030	—
Vanguard Value ETF	Morgan Stanley	2.16	3/28/2019	Monthly	1,017	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $5,179 at October 31, 2017. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(f)	Reflects the value at reset date of October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(g)
Investment Companies	$3,188,738	$—	$—	$3,188,738
Short-Term Investment:
Money Market Fund	6,481	—	—	6,481
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	286,967	—	—	286,967
Total Investments in Securities	3,482,186	—	—	3,482,186
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$3,482,186	$—	$—	$3,482,186

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(g)	For a complete listing of investments and their industries, see the Schedules of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF

October 31, 2017 (unaudited)

	Shares	Value
Common Stocks — 91.0%

Argentina — 0.0%(a)
Adecoagro SA*	2,050	$20,828

Australia — 8.4%
Aurizon Holdings Ltd.	621,073	2,466,756
BHP Billiton Ltd.	338,633	6,891,028
Evolution Mining Ltd.	248,870	450,338
Fortescue Metals Group Ltd.	189,599	674,540
GrainCorp Ltd., Class A	3,859	25,151
Independence Group NL(b)	86,774	266,801
Mineral Resources Ltd.	11,917	158,990
Newcrest Mining Ltd.	113,317	1,947,111
Northern Star Resources Ltd.	88,814	355,472
OceanaGold Corp.	90,415	242,678
OZ Minerals Ltd.	18,999	117,268
Regis Resources Ltd.	74,092	220,991
Sandfire Resources NL	10,034	44,161
South32 Ltd.	338,523	874,726
Washington H Soul Pattinson & Co., Ltd.	72,466	928,463
Whitehaven Coal Ltd.*(b)	310,589	888,278
Woodside Petroleum Ltd.	1,511	35,602
Total Australia		16,588,354

Canada — 10.0%
Agnico Eagle Mines Ltd.	33,406	1,492,658
AGT Food & Ingredients, Inc.	404	7,249
Alamos Gold, Inc., Class A	44,219	280,249
B2Gold Corp.*	143,907	366,159
Barrick Gold Corp.	172,440	2,493,431
Canadian Natural Resources Ltd.	1,997	69,742
Canfor Corp.*	44,352	882,843
Centerra Gold, Inc.*	43,065	292,646
Detour Gold Corp.*	25,819	275,395
Eldorado Gold Corp.	105,976	133,179
Enbridge, Inc.	2,930	112,691
First Majestic Silver Corp.*	24,322	163,958
Goldcorp, Inc.	126,271	1,650,505
Hudbay Minerals, Inc.	15,094	112,289
IAMGOLD Corp.*	68,712	377,380
Imperial Oil Ltd.	1,520	49,322
Kinross Gold Corp.*	184,383	729,465
Kirkland Lake Gold Ltd.	30,525	358,268
Labrador Iron Ore Royalty Corp.	4,071	65,939
Lundin Mining Corp.	46,228	352,869
Maple Leaf Foods, Inc.	62,762	1,629,056
New Gold, Inc.*	85,105	281,901
Norbord, Inc.	28,745	1,036,880
Pan American Silver Corp.	22,643	370,270
Potash Corp. of Saskatchewan, Inc.	14,172	276,052
SEMAFO, Inc.*	48,044	120,753
SSR Mining, Inc.*	17,663	169,765
Stella-Jones, Inc.	23,094	902,907
Suncor Energy, Inc.	2,971	100,946
Teck Resources Ltd., Class B	36,718	750,823
Torex Gold Resources, Inc.*	11,795	162,775
TransCanada Corp.	1,549	73,599
West Fraser Timber Co. Ltd.	26,105	1,589,062
Westshore Terminals Investment Corp.	22,178	423,397
Wheaton Precious Metals Corp.	65,296	1,355,965
Yamana Gold, Inc.	140,185	364,300
Total Canada		19,874,688

	Shares	Value
Common Stocks (continued)

Chile — 0.4%
Antofagasta PLC	62,714	$794,918

China — 13.2%
Aluminum Corp. of China Ltd., Class H*(b)	948,089	763,157
Beijing Enterprises Water Group Ltd.*	1,588,749	1,333,834
China Agri-Industries Holdings Ltd.	88,584	43,260
China Coal Energy Co., Ltd., Class H(b)	4,013,446	1,836,500
China Modern Dairy Holdings Ltd.*(b)	2,960,489	607,140
China Petroleum & Chemical Corp., Class H	217,093	159,443
China Resources Power Holdings Co., Ltd.	1,456,138	2,799,619
China Shenhua Energy Co., Ltd., Class H	6,020,655	14,384,502
CNOOC Ltd.	80,057	108,976
Jiangxi Copper Co., Ltd., Class H	220,278	351,234
MMG Ltd.*	505,506	228,721
PetroChina Co., Ltd., Class H	328,175	214,106
Shougang Fushan Resources Group Ltd.	1,568,135	337,674
Yanzhou Coal Mining Co., Ltd., Class H	1,486,887	1,482,732
Zhaojin Mining Industry Co., Ltd., Class H	476,310	391,339
Zijin Mining Group Co., Ltd., Class H	3,185,670	1,102,477
Total China		26,144,714

Finland — 5.3%
Stora Enso OYJ, Class R	263,373	4,120,544
UPM-Kymmene OYJ	178,173	5,355,116
Valmet OYJ	50,050	970,790
Total Finland		10,446,450

France — 2.2%
Suez	102,526	1,803,509
TOTAL SA	4,433	247,211
Veolia Environnement SA	99,672	2,361,736
Total France		4,412,456

Germany — 0.2%
Aurubis AG	2,860	234,056
BayWa AG	587	22,908
GEA Group AG	3,248	156,629
Suedzucker AG	3,445	68,225
Total Germany		481,818

Hong Kong — 0.5%
C.P. Pokphand Co., Ltd.	12,231,716	987,719
Hong Kong & China Gas Co., Ltd.	25,083	47,518
Total Hong Kong		1,035,237

India — 0.1%
Vedanta Resources PLC	17,188	202,684

Indonesia — 0.1%
Sakari Resources Ltd.*(c)(d)	240,456	180,790

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Ireland — 0.3%
Greencore Group PLC	11,794	$30,196
Origin Enterprises PLC	60,634	480,322
Total Ireland		510,518

Italy — 0.1%
Eni SpA	6,457	105,610

Japan — 4.3%
Daio Paper Corp.	48,669	581,647
Doutor Nichires Holdings Co. Ltd.	801	18,976
Dowa Holdings Co., Ltd.	3,765	157,551
Fuji Oil Holdings, Inc.	1,450	38,920
Fujicco Co. Ltd.	504	11,364
Hokuto Corp.	542	9,435
Inpex Corp.	2,619	27,762
Itoham Yonekyu Holdings, Inc.	143,568	1,365,810
Kurita Water Industries Ltd.	20,522	648,367
Mitsui Mining & Smelting Co., Ltd.	3,633	187,677
Mitsui Sugar Co., Ltd.	451	15,400
NH Foods Ltd.	101,690	2,917,446
Nichirei Corp.	2,322	59,506
Nippon Flour Mills Co., Ltd.	1,354	20,698
Nippon Paper Industries Co., Ltd.	38,653	767,413
Nisshin Oillio Group Ltd. (The)	561	18,391
Nisshin Seifun Group, Inc.	5,094	89,166
Pacific Metals Co., Ltd.*	1,241	36,969
Prima Meat Packers Ltd.	121,550	792,648
Sumitomo Metal Mining Co., Ltd.	17,545	688,027
UACJ Corp.	3,070	89,698
Yamazaki Baking Co., Ltd.	3,703	66,480
Total Japan		8,609,351

Jersey — 0.8%
Centamin PLC	170,385	315,184
Randgold Resources Ltd.	13,909	1,365,891
Total Jersey		1,681,075

Mexico — 1.0%
Fresnillo PLC	108,980	1,884,255

Monaco — 0.1%
Endeavour Mining Corp.*	13,810	245,647

Netherlands — 0.2%
Royal Dutch Shell PLC, Class B	14,743	474,081

Norway — 0.7%
Norsk Hydro ASA	129,957	1,003,041
Statoil ASA(b)	5,837	117,997
Yara International ASA	4,610	218,502
Total Norway		1,339,540

Peru — 1.2%
Hochschild Mining PLC	75,014	219,551
Southern Copper Corp.	49,174	2,112,024
Total Peru		2,331,575

Portugal — 0.6%
Navigator Co. SA (The)	233,611	1,191,723

Russia — 0.9%
Evraz PLC	90,301	345,956
Polymetal International PLC	63,610	738,698
United Co. RUSAL PLC	966,490	623,118
Total Russia		1,707,772

	Shares	Value
Common Stocks (continued)

Singapore — 0.4%
First Resources Ltd.	26,728	$38,648
Geo Energy Resources Ltd.	366,906	80,793
Golden Agri-Resources Ltd.	214,877	62,299
Japfa Ltd.(b)	854,397	370,005
Wilmar International Ltd.	106,588	265,218
Total Singapore		816,963

Spain — 0.1%
Ebro Foods SA	2,596	62,465
Gas Natural SDG SA	1,794	38,392
Repsol SA	2,683	50,275
Total Spain		151,132

Sweden — 1.8%
AAK AB	714	57,739
Boliden AB	17,399	608,938
Holmen AB, B Shares	28,052	1,378,843
Sandvik AB	79,797	1,457,388
Total Sweden		3,502,908

Switzerland — 2.7%
Bell Food Group AG	1,928	833,152
Ferrexpo PLC	37,445	126,401
Glencore PLC*	915,707	4,414,130
Total Switzerland		5,373,683

United Kingdom — 7.6%
Acacia Mining PLC	60,647	145,207
Anglo American PLC(b)	89,353	1,684,921
BP PLC	35,285	239,063
Cranswick PLC	24,369	996,714
Johnson Matthey PLC	12,311	552,739
KAZ Minerals PLC*	28,417	306,797
Pennon Group PLC	75,702	798,196
Pentair PLC	33,129	2,334,269
Rio Tinto PLC	114,931	5,415,817
Severn Trent PLC	42,849	1,201,188
Tate & Lyle PLC	7,841	67,316
United Utilities Group PLC	123,956	1,371,180
Total United Kingdom		15,113,407

United States — 27.6%
Alcoa Corp.*	11,718	559,886
Allegheny Technologies, Inc.*(b)	6,921	174,271
American States Water Co.(b)	6,656	357,760
American Water Works Co., Inc.	32,308	2,835,350
Anadarko Petroleum Corp.	1,002	49,469
Andersons, Inc. (The)	478	17,901
Apache Corp.	682	28,214
Aqua America, Inc.(b)	32,279	1,145,259
Archer-Daniels-Midland Co.	9,629	393,537
Baker Hughes a GE Co.	763	23,981
Bunge Ltd.	2,369	162,940
Century Aluminum Co.*(b)	5,551	77,714
CF Industries Holdings, Inc.	3,934	149,413
Chevron Corp.	3,397	393,678
Cleveland-Cliffs, Inc.*(b)	18,855	112,376
Cloud Peak Energy, Inc.*	22,719	96,556
Coeur Mining, Inc.*	26,856	203,837
Conagra Brands, Inc.	7,180	245,269
Concho Resources, Inc.*	266	35,700
ConocoPhillips	2,218	113,451

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

United States (continued)
CONSOL Energy, Inc.*	69,628	$1,123,100
Continental Resources, Inc.*(b)	673	27,398
Devon Energy Corp.	943	34,797
Domtar Corp.	21,708	1,027,223
EOG Resources, Inc.	1,035	103,365
Exxon Mobil Corp.	7,602	633,627
Ferroglobe PLC	10,931	174,787
Flowserve Corp.	23,721	1,045,384
FMC Corp.	2,258	209,678
Freeport-McMoRan, Inc.*	86,623	1,210,990
Fresh Del Monte Produce, Inc.	856	38,101
General Mills, Inc.	9,722	504,766
Hain Celestial Group, Inc. (The)*(b)	1,746	62,891
Halliburton Co.	1,549	66,204
Hecla Mining Co.	58,539	276,304
Hess Corp.	568	25,083
Hormel Foods Corp.(b)	255,380	7,957,641
IDEX Corp.	13,871	1,778,401
Ingredion, Inc.	1,210	151,673
JM Smucker Co. (The)	1,965	208,388
KapStone Paper and Packaging Corp.	32,325	726,020
Kellogg Co.(b)	5,907	369,365
Kinder Morgan, Inc.	4,003	72,494
Lamb Weston Holdings, Inc.	2,465	125,690
Louisiana-Pacific Corp.*	48,197	1,309,994
Marathon Petroleum Corp.	947	56,574
McEwen Mining, Inc.*	44,302	85,946
National Oilwell Varco, Inc.	681	23,283
Neenah Paper, Inc.(b)	5,606	486,601
Newmont Mining Corp.	78,860	2,851,578
Noble Energy, Inc.	781	21,766
Occidental Petroleum Corp.	1,371	88,525
Phillips 66	927	84,431
Pilgrim’s Pride Corp.*(b)	120,108	3,817,032
Pioneer Natural Resources Co.	305	45,649
Post Holdings, Inc.*	1,085	89,979
Rexnord Corp.*	18,801	479,802
Royal Gold, Inc.	9,662	812,671
Sanderson Farms, Inc.(b)	10,890	1,628,817
Schlumberger Ltd.	2,472	158,208
Seaboard Corp.	565	2,486,068
SunCoke Energy, Inc.*	19,466	215,878
Tahoe Resources, Inc.	46,014	220,950
Tyson Foods, Inc., Class A(e)	168,973	12,319,821
Valero Energy Corp.	805	63,506
Westmoreland Coal Co.*	5,621	9,752
Williams Cos., Inc. (The)	1,481	42,209
Xylem, Inc.	32,664	2,173,136
Total United States		54,702,108

	Shares	Value
Common Stocks (continued)

Zambia — 0.2%
First Quantum Minerals Ltd.	43,854	$490,895

Total Common Stocks (Cost $172,715,282)		180,415,180

Short-Term Investment — 9.2%

Money Market Fund — 9.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(f) (Cost $18,233,454)	18,233,454	18,233,454

Investment of Cash Collateral For Securities Loaned — 2.2%

Money Market Fund — 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(g) (Cost $4,300,935)	4,300,935	4,300,935

Total Investments — 102.4% (Cost $195,249,671)		202,949,569

Other Assets and Liabilities, Net — (2.4)%		(4,633,602)

Net Assets — 100.0%		$198,315,967

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,573,918; total market value of collateral held by the Fund was $10,958,330. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $6,657,395.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2017, the value of this security was $180,790. The security is fair valued using significant unobservable input. The valuation technique can be found at the end of the schedule of investments for the Fund.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,108,232.
(f)	Reflects the 7-day yield at October 31, 2017.
(g)	Reflects the 1-day yield at October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2017 (unaudited)

Total return swap contracts outstanding at October 31, 2017:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(h)
iShares MSCI EAFE ETF	Morgan Stanley	0.76	4/10/2018	Monthly	$(20,064,790)	$—
SPDR S&P 500 ETF Trust	Morgan Stanley	0.76	4/10/2018	Monthly	(20,198,361)	—
						$—

Cash posted has been segregated as collateral for swaps in the amount of $365,028 at October 31, 2017.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $1,108,232 at October 31, 2017. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(h)	Reflects the value at reset date of October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(i)
Common Stocks	$180,234,390	$—	$180,790	(j)	$180,415,180
Short-Term Investment:
Money Market Fund	18,233,454	—	—		18,233,454
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	4,300,935	—	—		4,300,935
Total Investments in Securities	202,768,779	—	180,790		202,949,569
Other Financial Instruments:(k)
Swap Contracts	—	—	—		—
Total Investments in Securities and Other Financial Instruments	$202,768,779	$—	$180,790		$202,949,569

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(j)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(i)	For a complete listing of investments and their countries, see the Schedules of Investments.
(j)	The Level 3 security, valued at $180,790 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2017 (unaudited)

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2017(l)
Common Stock:
Sakari Resources Ltd.(m)	$182,256	$—	$—	$(1,466)	$—	$—	$—	$—	$180,790	$(1,466)
Total	$182,256	$—	$—	$(1,466)	$—	$—	$—	$—	$180,790	$(1,466)

Information about Level 3 fair value measurements as of October 31, 2017.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$180,790	Peer Analysis	Comparable Securities

(l)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations.
(m)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks — 98.2%

Consumer Discretionary — 16.8%
HSN, Inc.	51,530	$1,942,681
Jimmy Choo PLC*(a)(b)	451,293	1,378,378
Scripps Networks Interactive, Inc., Class A	178,342	14,852,322
Sky PLC*	475,561	5,955,248
Time Warner, Inc.	211,031	20,742,237
Tribune Media Co., Class A	193,501	7,919,996
Total Consumer Discretionary		52,790,862
Consumer Staples — 4.2%
Bob Evans Farms, Inc.	169,120	13,054,373
Energy — 4.8%
Rice Energy, Inc.*	529,173	15,002,055
Sakari Resources Ltd.*(a)(b)	425	319
Total Energy		15,002,374
Financials — 5.0%
Capital Bank Financial Corp., Class A	79,152	3,213,571
Fidelity & Guaranty Life(c)	162,086	5,040,875
Fortress Investment Group LLC, Class A(c)	573,670	4,480,363
MainSource Financial Group, Inc.	39,300	1,481,217
State National Cos., Inc.	71,527	1,503,497
Total Financials		15,719,523
Health Care — 15.1%
Akorn, Inc.*(c)	478,032	15,569,502
CR Bard, Inc.	69,494	22,729,403
NxStage Medical, Inc.*	115,774	3,120,109
PharMerica Corp.*	55,058	1,613,199
VWR Corp.*	137,907	4,564,722
Total Health Care		47,596,935
Industrials — 15.3%
Orbital ATK, Inc.	127,547	16,954,823
Orient Overseas International Ltd.	194,179	1,869,164
Rockwell Collins, Inc.	188,786	25,599,382
Zodiac Aerospace	130,231	3,724,544
Total Industrials		48,147,913
Information Technology — 12.6%
Brocade Communications Systems, Inc.	1,112,817	12,964,318
Imagination Technologies Group PLC*	962,517	2,307,106
IXYS Corp.*	134,810	3,329,807
Nets A/S‡*	393,051	10,036,104
Paysafe Group PLC*	221,319	1,722,258
Silver Spring Networks, Inc.*	484,363	7,807,932
Xcerra Corp.*	147,998	1,457,780
Total Information Technology		39,625,305
Materials — 11.0%
Calgon Carbon Corp.(c)	324,998	7,052,457
Huntsman Corp.(d)	825,326	26,426,939
Tembec, Inc.*(c)	328,877	1,196,519
Total Materials		34,675,915
Real Estate — 2.9%
Global Logistic Properties Ltd.	1,705,627	4,156,401
Starwood Waypoint Homes	140,328	5,095,310
Total Real Estate		9,251,711

	Shares	Value
Common Stocks (continued)

Telecommunication Services — 1.0%
Straight Path Communications, Inc., Class B*	16,675	$3,026,679
Utilities — 9.5%
Avista Corp.	93,851	4,902,776
Calpine Corp.*	1,038,247	15,511,410
Great Plains Energy, Inc.	172,834	5,674,140
WGL Holdings, Inc.	44,509	3,814,422
Total Utilities		29,902,748
Total Common Stocks (Cost $301,805,344)		308,794,338
Right — 0.0%(e)
Health Care — 0.0%(e)
Dyax Corp. CVR*(a)(b) (Cost $0)	23,351	25,920
Short-Term Investment — 1.3%
Money Market Fund — 1.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(f) (Cost $4,186,718)	4,186,718	4,186,718
Investment of Cash Collateral For Securities Loaned — 2.2%
Money Market Fund — 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(g) (Cost $6,946,950)	6,946,950	6,946,950
Total Investments — 101.7% (Cost $312,939,012)		319,953,926
Other Assets and Liabilities, Net — (1.7)%		(5,626,803)
Net Assets — 100.0%		$314,327,123

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At October 31, 2017, the total value of these securities were $1,404,617. The securities are fair valued using significant unobservable inputs. The valuation technique can be found at the end of the schedule of investments for the Fund.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $22,855,602; total market value of collateral held by the Fund was $24,691,544. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $17,744,594.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $2,340,662.
(e)	Less than 0.05%.
(f)	Reflects the 7-day yield at October 31, 2017.
(g)	Reflects the 1-day yield at October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2017 (unaudited)

Total return swap contracts outstanding at October 31, 2017:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(h)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	0.75	1/10/2019	Monthly	$(8,308,353)	$—
Energy Select Sector SPDR Fund	Morgan Stanley	0.65	1/10/2019	Monthly	(12,186,042)	—
Financial Select Sector SPDR Fund	Morgan Stanley	0.25	1/10/2019	Monthly	(4,136,885)	—
Health Care Select Sector SPDR Fund	Morgan Stanley	0.75	1/10/2019	Monthly	(6,546,145)	—
Industrial Select Sector SPDR Fund	Morgan Stanley	0.75	1/10/2019	Monthly	(8,270,799)	—
Materials Select Sector SPDR Fund	Morgan Stanley	0.75	1/10/2019	Monthly	(401,318)	—
Technology Select Sector SPDR Fund	Morgan Stanley	0.60	1/10/2019	Monthly	(13,171,847)	—
Utilities Select Sector SPDR Fund	Morgan Stanley	0.65	1/10/2019	Monthly	(5,430,257)	—
Vanguard FTSE Europe ETF	Morgan Stanley	0.50	1/10/2019	Monthly	(22,688,279)	—
Vanguard REIT ETF	Morgan Stanley	0.76	1/10/2019	Monthly	(5,024,722)	—
Vanguard Telecommunication Services ETF	Morgan Stanley	(6.50)	1/10/2019	Monthly	(2,914,524)	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $2,340,662 at October 31, 2017. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(h)	Reflects the value at reset date of October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(i)
Common Stocks	$307,415,641	$—	$1,378,697	(j)	$308,794,338
Rights	—	—	25,920	(j)	25,920
Short-Term Investment:
Money Market Fund	4,186,718	—	—		4,186,718
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,946,950	—	—		6,946,950
Total Investments in Securities	318,549,309	—	1,404,617		319,953,926
Other Financial Instruments:(k)
Swap Contracts	—	—	—		—
Total Investments in Securities and Other Financial Instruments	$311,602,359	$—	$1,404,617		$319,953,926

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(k)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(i)	For a complete listing of investments and their industries, see the Schedules of Investments.
(j)	The Level 3 securities, valued in total at $1,404,617, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2017 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2017(l)
Common Stock:
Sakari Resources Ltd.(m)	$322	$—	$—	$(3)	$—	$—	$—	$—	$319	$(3)
Jimmy Choo PLC(m)	—	—	(334)	8,816	1,459,784	(89,888)	—	—	1,378,378	8,816
Right:
Dyax Corp. CVR(m)	25,920	—	—	—	—	—	—	—	25,920	—
Total	$26,242	$—	$(334)	$8,813	$1,459,784	$(89,888)	$—	$—	$1,404,617	$8,813

Information about Level 3 fair value measurements as of October 31, 2017.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$1,378,378	Peer Analysis	Comparable Securities
Common Stock	319	Peer Analysis	Comparable Securities
Right	25,920	Issuer Specific Facts	Contingent Payment Terms

(l)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations.
(m)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See notes to financial statements.

Schedules of Investments — IQ Real Return ETF

October 31, 2017 (unaudited)

	Shares	Value

Investment Companies — 99.9%

Japanese Yen Fund — 9.9%
CurrencyShares Japanese Yen Trust*(a)	33,770	$2,852,890

U.S. Intermediate Term Treasury Bond Funds — 10.0%
iShares 3-7 Year Treasury Bond ETF	17,566	2,162,726
iShares 7-10 Year Treasury Bond ETF(a)	6,784	720,189
Total U.S. Intermediate Term Treasury Bond Funds		2,882,915

U.S. Large Cap Core Funds — 10.1%
iShares Core S&P 500 ETF(a)	3,776	977,267
SPDR S&P 500 ETF Trust	7,548	1,940,968
Total U.S. Large Cap Core Funds		2,918,235

U.S. REITS Funds — 4.0%
iShares U.S. Real Estate ETF(a)	1,585	126,673
SPDR Dow Jones REIT ETF	860	78,664
Vanguard REIT ETF	11,543	948,835
Total U.S. REITS Funds		1,154,172

U.S. Short Term Treasury Bond Funds — 62.0%
iShares Short Treasury Bond ETF	60,844	6,714,744
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	70,994	7,230,739
Schwab Short-Term U.S. Treasury ETF(a)	42,277	2,125,688
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	40,154	1,837,045
Total U.S. Short Term Treasury Bond Funds		17,908,216

	Shares	Value
Investment Companies (continued)

U.S. Small Cap Core Fund — 3.9%
iShares Russell 2000 ETF	7,625	$1,138,107

Total Investment Companies (Cost $28,398,121)		28,854,535

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(b) (Cost $43,775)	43,775	43,775

Investment of Cash Collateral For Securities Loaned — 21.7%

Money Market Fund — 21.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(c) (Cost $6,282,343)	6,282,343	6,282,343

Total Investments — 121.8% (Cost $34,724,239)		35,180,653

Other Assets and Liabilities, Net — (21.8)%		(6,283,430)

Net Assets — 100.0%		$28,897,223

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,087,759; total market value of collateral held by the Fund was $7,258,674. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $976,331.
(b)	Reflects the 7-day yield at October 31, 2017.
(c)	Reflects the 1-day yield at October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$28,854,535	$—	$—	$28,854,535
Short-Term Investment:
Money Market Fund	43,775	—	—	43,775
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,282,343	—	—	6,282,343
Total Investments in Securities	$35,180,653	$—	$—	$35,180,653

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Australia Small Cap ETF

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks — 99.8%

Consumer Discretionary — 23.0%
Ainsworth Game Technology Ltd.*	10,655	$18,627
APN Outdoor Group Ltd.(a)	12,466	44,637
Automotive Holdings Group Ltd.	17,737	44,064
Bapcor Ltd.	21,253	88,649
Breville Group Ltd.	10,301	92,015
Collins Foods Ltd.	8,470	35,979
Corporate Travel Management Ltd.	5,535	102,025
Fairfax Media Ltd.	185,827	156,731
G8 Education Ltd.	32,945	115,188
Greencross Ltd.	7,537	30,687
HT&E Ltd.	19,929	26,512
IDP Education Ltd.	8,555	36,733
InvoCare Ltd.	8,550	111,250
iSelect Ltd.	16,992	20,781
JB Hi-Fi Ltd.(a)	8,782	154,199
Mantra Group Ltd.(a)	23,790	71,140
Myer Holdings Ltd.(a)	58,316	34,206
Navitas Ltd.(a)	15,465	56,562
Nine Entertainment Co. Holdings Ltd.(a)	69,869	80,358
oOh!media Ltd.	10,888	36,566
Premier Investments Ltd.(a)	6,832	69,357
Retail Food Group Ltd.(a)	11,697	39,462
Seven West Media Ltd.	71,411	36,959
Southern Cross Media Group Ltd.	61,299	52,641
Super Retail Group Ltd.	10,996	65,510
Webjet Ltd.	8,248	72,728
Total Consumer Discretionary		1,693,566

Consumer Staples — 10.1%
Asaleo Care Ltd.	23,686	26,879
Australian Agricultural Co., Ltd.*(a)	26,487	29,854
Bega Cheese Ltd.	13,329	75,117
Bellamy’s Australia Ltd.*(a)	6,125	56,544
BWX Ltd.	5,959	33,126
Costa Group Holdings Ltd.	25,718	122,457
Elders Ltd.*(a)	8,862	34,450
GrainCorp Ltd., Class A	18,252	118,955
Inghams Group Ltd.	16,028	43,628
Metcash Ltd.	78,976	162,892
Tassal Group Ltd.	12,864	41,525
Total Consumer Staples		745,427

Energy — 5.3%
Beach Energy Ltd.	139,454	104,253
Whitehaven Coal Ltd.*	51,586	147,535
WorleyParsons Ltd.*	12,956	139,176
Total Energy		390,964

Financials — 8.2%
Eclipx Group Ltd.	21,242	65,964
FlexiGroup Ltd.	20,778	23,419
Genworth Mortgage Insurance Australia Ltd.	18,805	40,949
IOOF Holdings Ltd.	21,697	179,005
nib holdings Ltd.	35,035	169,238
Steadfast Group Ltd.	59,678	122,632
Total Financials		601,207

	Shares	Value
Common Stocks (continued)

Health Care — 6.0%
Australian Pharmaceutical Industries Ltd.	31,384	$36,216
Estia Health Ltd.	16,201	43,229
Japara Healthcare Ltd.	19,700	30,512
Mayne Pharma Group Ltd.*(a)	106,139	55,747
Mesoblast Ltd.*(a)	25,088	25,680
Nanosonics Ltd.*	19,278	44,344
Primary Health Care Ltd.	32,661	85,647
Regis Healthcare Ltd.	10,786	30,103
Sigma Healthcare Ltd.	81,928	47,428
Sirtex Medical Ltd.(a)	3,998	41,874
Total Health Care		440,780

Industrials — 8.3%
Bingo Industries Ltd.*	23,430	36,469
Cleanaway Waste Management Ltd.	113,255	130,257
GWA Group Ltd.	15,675	30,528
IPH Ltd.	12,746	57,172
McMillan Shakespeare Ltd.	5,964	72,023
Monadelphous Group Ltd.	6,821	88,753
RCR Tomlinson Ltd.	11,684	38,523
Reliance Worldwide Corp., Ltd.	37,746	107,953
SmartGroup Corp., Ltd.	5,203	38,817
Spotless Group Holdings Ltd.	9,994	8,429
Total Industrials		608,924

Information Technology — 9.7%
Aconex Ltd.*(a)	12,614	49,133
Altium Ltd.	8,756	80,430
carsales.com Ltd.	16,460	173,030
Hansen Technologies Ltd.(a)	12,499	32,488
IRESS Ltd.	9,043	81,471
MYOB Group Ltd.	27,842	80,054
NEXTDC Ltd.*	21,509	85,099
Technology One Ltd.	19,850	76,709
WiseTech Global Ltd.	6,101	54,591
Total Information Technology		713,005

Materials — 27.5%
CSR Ltd.	40,633	147,676
DuluxGroup Ltd.	31,017	175,275
Galaxy Resources Ltd.*(a)	28,901	76,452
Independence Group NL(a)	43,515	133,794
Lynas Corp., Ltd.*	358,331	49,455
Metals X Ltd.	32,824	25,168
Mineral Resources Ltd.	12,334	164,553
Northern Star Resources Ltd.	47,018	188,187
Nufarm Ltd.	18,172	126,515
Orocobre Ltd.*(a)	13,916	51,643
OZ Minerals Ltd.	24,070	148,568
Pact Group Holdings Ltd.	13,908	61,851
Pilbara Minerals Ltd.*(a)	104,944	65,177
Quintis Ltd.*(a)(b)(c)	28,492	—
Regis Resources Ltd.	37,544	111,981
Resolute Mining Ltd.(a)	50,511	39,891
Sandfire Resources NL	12,260	53,958
Saracen Mineral Holdings Ltd.*	65,315	72,867
Sims Metal Management Ltd.	9,931	100,665

See notes to financial statements.

Schedules of Investments — IQ Australia Small Cap ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
St. Barbara Ltd.	41,197	$91,605
Syrah Resources Ltd.*(a)	22,005	56,860
Western Areas Ltd.(a)	21,218	45,390
Westgold Resources Ltd.*(a)	24,091	34,635
Total Materials		2,022,166

Telecommunication Services — 1.7%
SpeedCast International Ltd.	11,327	36,129
Vocus Group Ltd.	41,644	91,960
Total Telecommunication Services		128,089

Total Common Stocks (Cost $6,959,092)		7,344,128

Rights — 0.1%

Materials — 0.1%
Nufarm Ltd.*	3,322	4,330

Consumer Staples — 0.0%
BWX Ltd.(b)(c)	894	—

Total Rights (Cost $0)		4,330

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(d) (Cost $10,660)	10,660	10,660

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 12.5%

Money Market Fund — 12.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(e) (Cost $922,183)	922,183	$922,183

Total Investments — 112.5% (Cost $7,891,935)		8,281,301

Other Assets and Liabilities, Net — (12.5)%		(922,318)

Net Assets — 100.0%		$7,358,983

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $967,704; total market value of collateral held by the Fund was $1,142,271. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $220,088.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2017, the value of this security was $—. The security is fair valued using significant unobservable input. The valuation technique can be found at the end of the schedule of investments for the Fund.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 7-day yield at October 31, 2017.
(e)	Reflects the 1-day yield at October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks	$7,344,128	$—	$—	(g)	$7,344,128
Rights	4,330	—	—	(g)	4,330
Short-Term Investment:
Money Market Fund	10,660	—	—		10,660
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	922,183	—	—		922,183
Total Investments in Securities	$8,281,301	$—	$—		$8,281,301

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	The Level 3 security, valued at $— has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund transferred common stock valued at $28,410 from Level 1 to Level 3 as a result of halted trade and $25,323 from Level 3 to Level 1 as a result of resumed trading. For the period ended October 31, 2017, there were no transfers between level 1 and level 2.

See notes to financial statements.

Schedules of Investments — IQ Australia Small Cap ETF (continued)

October 31, 2017 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2017(h)
Common Stock:
Jacana Minerals Ltd.	$221		$—	$(447)	$226	$—	$— (k)	$—	$—	$—		$226
Pilbara Minerals Ltd.	25,323		—	—	—	—	—	—	(25,323)	—		—
Quintis Ltd. (i)	—		—	(2,754)	(24,962)	—	(694)	28,410	—	—	(j)	(24,962)
Right:
BWX Ltd.(i)	—	(j)	—	—	—	—	—	—	—	—	(j)	—
Total	$25,544		$—	$(3,201)	$(24,736)	$—	$(694)	$28,410	$(25,323)	$—		$(24,736)

Information about Level 3 fair value measurements as of October 31, 2017.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$—	Peer Analysis	Comparable Securities
Right	—	Issuer Specific Facts	Contingent Payment Terms

(h)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations.
(i)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Includes a level 3 security valued at $—.
(k)	Includes securities sold at $0.

See notes to financial statements.

Schedules of Investments — IQ Canada Small Cap ETF

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks — 99.8%

Consumer Discretionary — 7.8%
Corus Entertainment, Inc., Class B	9,102	$84,517
EnerCare, Inc.	8,603	134,207
Hudson’s Bay Co.(a)	12,093	105,724
Martinrea International, Inc.	7,044	69,123
Quebecor, Inc., Class B	6,727	254,030
Stars Group, Inc. (The)*	9,483	191,043
Total Consumer Discretionary		838,644

Consumer Staples — 6.5%
Cott Corp.	11,249	168,766
Empire Co., Ltd., Class A	14,041	243,220
Jean Coutu Group (PJC), Inc. (The), Class A	6,260	118,877
Maple Leaf Foods, Inc.	6,654	172,712
Total Consumer Staples		703,575

Energy — 22.2%
Advantage Oil & Gas Ltd.*	15,095	79,977
Baytex Energy Corp.*	19,003	52,332
Birchcliff Energy Ltd.	18,142	73,885
Bonavista Energy Corp.	19,047	40,485
CES Energy Solutions Corp.	20,791	112,092
Ensign Energy Services, Inc.	10,484	54,002
Freehold Royalties Ltd.	7,511	91,943
Gibson Energy, Inc.	11,666	158,732
Kelt Exploration Ltd.*	11,938	65,473
Kinder Morgan Canada Ltd.‡	8,460	108,744
MEG Energy Corp.*(a)	18,542	82,418
Mullen Group Ltd.	8,024	105,381
NexGen Energy Ltd.*	22,553	42,338
NuVista Energy Ltd.*	13,671	85,053
Obsidian Energy Ltd.*	41,148	43,730
Painted Pony Energy Ltd.*(a)	11,429	24,027
Paramount Resources Ltd., Class A*	3,817	65,378
Parex Resources, Inc.*	12,125	161,403
Parkland Fuel Corp.	10,659	216,636
Precision Drilling Corp.*	24,048	72,194
Raging River Exploration, Inc.*	17,288	102,057
Secure Energy Services, Inc.	12,854	83,859
Spartan Energy Corp.*	13,617	72,147
TORC Oil & Gas Ltd.	14,840	78,166
Trican Well Service Ltd.*	26,140	98,347
Whitecap Resources, Inc.	29,916	214,896
Total Energy		2,385,695

Financials — 4.4%
Canadian Western Bank	7,067	199,220
ECN Capital Corp.	30,361	99,625
Genworth MI Canada, Inc.	3,404	105,862
Home Capital Group, Inc.	6,177	66,893
Total Financials		471,600

	Shares	Value
Common Stocks (continued)

Health Care — 4.2%
Aphria, Inc.*(a)	9,871	$58,961
Aurora Cannabis, Inc.*(a)	27,138	64,209
Canopy Growth Corp.*	13,023	163,457
Extendicare, Inc.	7,282	52,930
Knight Therapeutics, Inc.*	9,052	58,844
ProMetic Life Sciences, Inc.*(a)	50,913	54,108
Total Health Care		452,509

Industrials — 8.9%
Aecon Group, Inc.	4,765	71,821
Bombardier, Inc., Class B*	157,650	333,864
Chorus Aviation, Inc.	9,957	70,520
Russel Metals, Inc.	5,050	112,980
TFI International, Inc.	7,016	169,481
WestJet Airlines Ltd.(a)	9,543	199,580
Total Industrials		958,246

Materials — 34.9%
Alacer Gold Corp.*(a)	23,900	37,266
Alamos Gold, Inc., Class A(a)	24,676	156,390
Arizona Mining, Inc.*	16,144	40,576
B2Gold Corp.*	78,631	200,070
Canfor Corp.*	5,663	112,724
Cascades, Inc.	5,490	66,181
Centerra Gold, Inc.*	17,589	119,525
Chemtrade Logistics Income Fund	7,707	116,941
Detour Gold Corp.*	14,352	153,084
Eldorado Gold Corp.	65,131	81,850
Endeavour Mining Corp.*	5,518	98,152
First Majestic Silver Corp.*	13,238	89,239
Fortuna Silver Mines, Inc.*	13,112	55,231
Guyana Goldfields, Inc.*(a)	13,711	48,926
Hudbay Minerals, Inc.	19,508	145,126
IAMGOLD Corp.*	38,091	209,204
Interfor Corp.*	5,741	93,523
Intertape Polymer Group, Inc.	4,633	68,429
Ivanhoe Mines Ltd., Class A*	43,889	158,996
Kirkland Lake Gold Ltd.	15,320	179,809
Klondex Mines Ltd.*(a)	13,407	38,793
Labrador Iron Ore Royalty Corp.	5,270	85,360
Lucara Diamond Corp.	24,894	43,450
MAG Silver Corp.*	5,766	61,502
Nevsun Resources Ltd.	24,486	57,744
New Gold, Inc.*(a)	46,717	154,745
Norbord, Inc.	3,630	130,940
Novagold Resources, Inc.*(a)	18,981	77,449
Osisko Mining, Inc.*	12,283	37,542
Pan American Silver Corp.	12,354	202,019
Premier Gold Mines Ltd.*(a)	16,156	42,987
Pretium Resources, Inc.*	11,803	132,945
Richmont Mines, Inc.*	5,141	44,786
Sandstorm Gold Ltd.*	14,987	64,640
SEMAFO, Inc.*	26,721	67,160
Silvercorp Metals, Inc.(a)	13,345	32,609
SSR Mining, Inc.*	9,838	94,557
Torex Gold Resources, Inc.*	6,529	90,102
Western Forest Products, Inc.	32,320	65,688
Total Materials		3,756,260

See notes to financial statements.

Schedules of Investments — IQ Canada Small Cap ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Real Estate — 0.8%
Tricon Capital Group, Inc.	10,494	$88,244

Utilities — 10.1%
Algonquin Power & Utilities Corp.	31,087	333,032
Capital Power Corp.	8,632	163,587
Just Energy Group, Inc.	7,817	43,539
Northland Power, Inc.	9,358	179,088
Superior Plus Corp.	11,698	117,878
TransAlta Corp.	23,656	140,016
TransAlta Renewables, Inc.	9,581	103,384
Total Utilities		1,080,524

Total Common Stocks (Cost $11,227,627)		10,735,297

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(b) (Cost $13,744)	13,744	13,744

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 5.2%

Money Market Fund — 5.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(c) (Cost $555,128)	555,128	$555,128

Total Investments — 105.1% (Cost $11,796,499)		11,304,169

Other Assets and Liabilities, Net — (5.1)%		(544,343)

Net Assets — 100.0%		$10,759,826

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $513,199; total market value of collateral held by the Fund was $555,128.
(b)	Reflects the 7-day yield at October 31, 2017.
(c)	Reflects the 1-day yield at October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Common Stocks	$10,735,297	$—	$—	$10,735,297
Short-Term Investment:
Money Market Fund	13,744	—	—	13,744
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	555,128	—	—	555,128
Total Investments in Securities	$11,304,169	$—	$—	$11,304,169

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks — 99.7%

Argentina — 2.0%
Adecoagro SA*	24,482	$248,737

Australia — 11.7%
Australian Agricultural Co., Ltd.*(a)	66,528	74,985
Bega Cheese Ltd.(a)	33,480	188,681
Costa Group Holdings Ltd.	64,596	307,575
Elders Ltd.*(a)	22,259	86,530
GrainCorp Ltd., Class A	45,845	298,789
Inghams Group Ltd.	40,257	109,578
Nufarm Ltd.	45,644	317,778
Select Harvests Ltd.(a)	14,381	51,825
Total Australia		1,435,741

Canada — 3.5%
Maple Leaf Foods, Inc.	16,431	426,485

China — 3.1%
China BlueChemical Ltd., Class H	360,308	107,606
China Huishan Dairy Holdings Co., Ltd.*(b)(c)	938,079	—
China Modern Dairy Holdings Ltd.*	335,250	68,753
COFCO Meat Holdings Ltd.*	234,177	47,125
First Tractor Co., Ltd., Class H	79,740	38,941
Leyou Technologies Holdings Ltd.*	227,472	58,604
Sinofert Holdings Ltd.*(a)	358,575	63,425
Total China		384,454

Hong Kong — 1.0%
C.P. Pokphand Co., Ltd.	1,318,663	106,483
Tianyi Summi Holdings Ltd.	149,880	21,516
Total Hong Kong		127,999

Indonesia — 5.3%
PT Astra Agro Lestari Tbk	79,550	85,489
PT Charoen Pokphand Indonesia Tbk	1,475,077	358,913
PT Japfa Comfeed Indonesia Tbk	859,469	87,135
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	560,882	62,447
PT Sawit Sumbermas Sarana Tbk	516,775	56,964
Total Indonesia		650,948

Japan — 38.6%
Feed One Co. Ltd.	26,201	67,560
Fuji Oil Holdings, Inc.	11,012	295,579
Fumakilla Ltd.	1,752	31,207
Itoham Yonekyu Holdings, Inc.	30,103	286,380
Kumiai Chemical Industry Co., Ltd.	25,137	170,338
Megmilk Snow Brand Co., Ltd.	10,109	282,016
Morinaga Milk Industry Co., Ltd.	8,341	320,045

	Shares	Value
Common Stocks (continued)

Japan (continued)
NH Foods Ltd.	42,072	$1,207,029
Nichirei Corp.	24,754	634,372
Nihon Nohyaku Co., Ltd.(a)	9,867	56,877
Nippon Soda Co. Ltd.	26,323	163,780
Nisshin Oillio Group Ltd. (The)	5,529	181,251
Nisshin Seifun Group, Inc.	48,047	841,023
Prima Meat Packers Ltd.	28,839	188,064
Total Japan		4,725,521

Netherlands — 3.3%
ForFarmers NV	5,040	61,620
OCI NV*	14,436	342,482
Total Netherlands		404,102

Singapore — 6.2%
First Resources Ltd.	96,623	139,715
Golden Agri-Resources Ltd.	1,286,034	372,859
Japfa Ltd.	54,245	23,491
Olam International Ltd.	128,053	220,878
Total Singapore		756,943

Spain — 2.5%
Ebro Foods SA	12,468	300,006

Thailand — 1.1%
GFPT PCL	54,103	30,130
Khon Kaen Sugar Industry PCL	189,820	25,713
Thai Vegetable Oil PCL	53,737	44,889
Thaifoods Group PCL	163,555	29,786
Total Thailand		130,518

United Kingdom — 1.9%
Dairy Crest Group PLC	28,474	229,708

United States — 19.5%
AGCO Corp.	13,443	921,787
Cal-Maine Foods, Inc.*(a)	5,809	261,405
CVR Partners LP(a)	13,596	48,402
Platform Specialty Products Corp.*	42,299	452,599
Sanderson Farms, Inc.(a)	4,044	604,861
Titan International, Inc.(a)	10,027	97,663
Total United States		2,386,717

Total Common Stocks (Cost $9,928,742)		12,207,879

Right — 0.1%

Australia — 0.1%
Nufarm Ltd.* (Cost $0)	8,337	10,867

See notes to financial statements.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(d) (Cost $9,500)	9,500	$9,500

Investment of Cash Collateral For Securities Loaned — 4.3%

Money Market Fund — 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(e) (Cost $521,751)	521,751	521,751

Total Investments — 104.2% (Cost $10,459,993)		12,749,997

Other Assets and Liabilities, Net — (4.2)%		(509,418)

Net Assets — 100.0%		$12,240,579

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,349,681; total market value of collateral held by the Fund was $1,386,954. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $865,203.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2017, the value of this security was $—. The security is fair valued using significant unobservable input. The valuation technique can be found at the end of the schedule of investments for the Fund.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 7-day yield at October 31, 2017.
(e)	Reflects the 1-day yield at October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks	$12,207,879	$—	$—	(g)	$12,207,879
Right	10,867	—	—		10,867
Short-Term Investment:
Money Market Fund	9,500	—	—		9,500
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	521,751	—	—		521,751
Total Investments in Securities	$12,749,997	$—	$—		$12,749,997

(f)	For a complete listing of investments and their countries, see the Schedules of Investments.
(g)	The Level 3 security, valued at $— has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)

October 31, 2017 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2017(h)
Common Stock:
China Huishan Dairy Holdings Co., Ltd.(i)	$	— (j)	$—	$—	$—	$—	$—	$—	$—	$—	(j)	$—
Total	$	— (j)	$—	$—	$—	$—	$—	$—	$—	$—		$—

Information about Level 3 fair value measurements as of October 31, 2017.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$—	Issuer Specific Facts	Company Announcements

(h)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations.
(i)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Includes a level 3 security valued at $—.

See notes to financial statements.

Schedules of Investments — IQ Global Oil Small Cap ETF

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks — 99.7%

Canada — 11.4%
Baytex Energy Corp.*	7,897	$21,747
Cardinal Energy Ltd.	3,618	13,472
CES Energy Solutions Corp.	8,641	46,587
Ensign Energy Services, Inc.	4,440	22,870
Gibson Energy, Inc.	4,850	65,991
MEG Energy Corp.*(a)	7,777	34,569
Mullen Group Ltd.	3,373	44,298
Obsidian Energy Ltd.*	17,182	18,260
Pengrowth Energy Corp.*	15,251	17,155
Spartan Energy Corp.*	5,640	29,882
TORC Oil & Gas Ltd.	6,168	32,488
Trinidad Drilling Ltd.*	9,386	12,378
Total Canada		359,697

China — 4.4%
China Oilfield Services Ltd., Class H	59,528	52,723
Sinopec Oilfield Service Corp., Class H*(a)	73,459	12,617
Sinopec Shanghai Petrochemical Co., Ltd., Class H	120,899	72,058
Total China		137,398

Indonesia — 0.1%
PT Elnusa Tbk	110,706	2,514

Italy — 1.3%
Saras SpA	15,724	41,984

Japan — 4.6%
Cosmo Energy Holdings Co., Ltd.	2,779	63,342
Fuji Oil Co. Ltd.	1,427	5,501
Showa Shell Sekiyu K.K.	6,450	75,609
Total Japan		144,452

Norway — 1.6%
Aker Solutions ASA*	4,223	23,134
DNO ASA*	21,617	26,156
Total Norway		49,290

Spain — 1.1%
Tecnicas Reunidas SA	1,079	34,730

Switzerland — 4.3%
Transocean Ltd.*(a)	13,062	137,151

Thailand — 6.0%
Bangchak Corp. PCL	29,272	36,788
IRPC PCL	358,122	69,533
Star Petroleum Refining PCL‡	31,142	16,312
Thai Oil PCL	21,709	66,656
Total Thailand		189,289

	Shares	Value
Common Stocks (continued)

United Kingdom — 8.5%
Genel Energy PLC*	3,158	$4,781
Subsea 7 SA	8,774	147,236
Tullow Oil PLC*(a)	47,423	114,615
Total United Kingdom		266,632

United States — 56.4%
Andeavor Logistics LP	2,466	111,414
Basic Energy Services, Inc.*	700	13,202
C&J Energy Services, Inc.*	1,886	53,732
California Resources Corp.*(a)	1,282	14,140
CVR Energy, Inc.(a)	523	14,356
CVR Refining LP*	4,742	53,822
Delek US Holdings, Inc.	2,438	63,510
Denbury Resources, Inc.*	13,253	16,301
Diamond Offshore Drilling, Inc.*(a)	2,142	35,836
Ensco PLC, Class A(a)	10,096	54,417
EP Energy Corp., Class A*(a)	1,333	3,599
Extraction Oil & Gas, Inc.*(a)	3,582	57,133
Fairmount Santrol Holdings, Inc.*(a)	5,170	22,283
Gulfport Energy Corp.*	5,278	72,309
Halcon Resources Corp.*	4,878	32,097
Independence Contract Drilling, Inc.*(a)	1,120	3,629
Jagged Peak Energy, Inc.*(a)	1,201	16,682
Keane Group, Inc.*(a)	1,031	15,919
Kosmos Energy Ltd.*(a)	7,633	58,621
Lilis Energy, Inc.*	647	3,222
Nabors Industries Ltd.	9,202	51,807
Noble Corp. PLC*	8,086	33,638
NOW, Inc.*(a)	3,542	44,346
Oasis Petroleum, Inc.*	7,766	73,389
Oceaneering International, Inc.	3,250	65,715
Oil States International, Inc.*	1,669	38,470
Par Pacific Holdings, Inc.*(a)	1,072	22,501
PBF Energy, Inc., Class A(a)	3,437	99,570
Pioneer Energy Services Corp.*	2,524	4,796
ProPetro Holding Corp.*(a)	1,085	16,525
QEP Resources, Inc.*	7,981	71,430
Resolute Energy Corp.*(a)	646	19,399
Rowan Cos. PLC, Class A*	4,142	59,355
RPC, Inc.	2,000	48,620
Sanchez Energy Corp.*(a)	2,398	10,383
SemGroup Corp., Class A(a)	2,609	67,964
Shell Midstream Partners LP	2,956	75,112
SM Energy Co.	3,696	78,836
SRC Energy, Inc.*(a)	6,416	61,209
Superior Energy Services, Inc.*	5,032	44,382
Tallgrass Energy Partners LP	1,558	67,991
Tesco Corp.*	1,447	5,571
Total United States		1,777,233

Total Common Stocks (Cost $3,444,879)		3,140,370

See notes to financial statements.

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Investment of Cash Collateral For Securities Loaned — 21.9%

Money Market Fund — 21.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(b) (Cost $690,720)	690,720	$690,720

Total Investments — 121.6% (Cost $4,135,599)		3,831,090

Other Assets and Liabilities, Net — (21.6)%		(680,693)

Net Assets — 100.0%		$3,150,397

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $671,590; total market value of collateral held by the Fund was $690,720.
(b)	Reflects the 1-day yield at October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$3,140,370	$—	$—	$3,140,370
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	690,720	—	—	690,720
Total Investments in Securities	$3,831,090	$—	$—	$3,831,090

(c)	For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks — 99.6%

Diversified REITs — 16.7%
American Assets Trust, Inc.	48,037	$1,863,355
Empire State Realty Trust, Inc., Class A	193,073	3,871,114
Granite Point Mortgage Trust, Inc.(a)	11,723	217,462
Investors Real Estate Trust(a)	145,513	851,251
Kennedy-Wilson Holdings, Inc.(a)	111,109	2,161,070
Monmouth Real Estate Investment Corp.	84,176	1,434,359
New Senior Investment Group, Inc.(a)	97,782	874,171
Preferred Apartment Communities, Inc., Class A	39,369	781,475
Redwood Trust, Inc.	92,891	1,459,318
Resource Capital Corp.	35,721	366,497
Select Income REIT	76,821	1,855,995
Washington Real Estate Investment Trust(a)	93,329	3,004,260
Winthrop Realty Trust*(a)(b)(c)	29,107	210,444
Total Diversified REITs		18,950,771

Hotel REITs — 15.7%
Ashford Hospitality Prime, Inc.	37,067	360,291
Ashford Hospitality Trust, Inc.(a)	107,612	756,512
Chatham Lodging Trust	46,791	1,017,704
Chesapeake Lodging Trust(a)	71,767	2,002,299
DiamondRock Hospitality Co.	241,930	2,627,360
Hersha Hospitality Trust	49,269	871,569
MGM Growth Properties LLC, Class A(a)	84,329	2,488,549
Pebblebrook Hotel Trust(a)	82,937	2,957,534
Summit Hotel Properties, Inc.	125,700	1,987,317
Xenia Hotels & Resorts, Inc.	130,493	2,839,528
Total Hotel REITs		17,908,663

Mortgage REITs — 13.0%
AG Mortgage Investment Trust, Inc.	33,592	631,866
Altisource Residential Corp.	55,896	596,410
Anworth Mortgage Asset Corp.	117,232	655,327
Apollo Commercial Real Estate Finance, Inc.(a)	128,213	2,316,809
Arbor Realty Trust, Inc.	58,385	482,844
ARMOUR Residential REIT, Inc.	49,823	1,248,066
Capstead Mortgage Corp.(a)	115,713	1,020,589
Dynex Capital, Inc.	56,598	396,186
Invesco Mortgage Capital, Inc.	136,241	2,346,070
iStar, Inc.*(a)	84,468	988,276
MTGE Investment Corp.	55,254	1,000,097
New York Mortgage Trust, Inc.(a)	135,115	814,743
Orchid Island Capital, Inc.(a)	53,272	530,589
PennyMac Mortgage Investment Trust	79,537	1,277,364
Western Asset Mortgage Capital Corp.(a)	49,495	498,415
Total Mortgage REITs		14,803,651

	Shares	Value
Common Stocks (continued)

Office REITs — 16.2%
Brandywine Realty Trust(a)	212,373	$3,714,404
Easterly Government Properties, Inc.	47,327	952,219
Franklin Street Properties Corp.	126,117	1,261,170
Global Net Lease, Inc.	82,195	1,775,412
Government Properties Income Trust(a)	115,501	2,098,653
Lexington Realty Trust	265,197	2,683,793
Mack-Cali Realty Corp.	99,700	2,270,169
Rexford Industrial Realty, Inc.	86,507	2,568,393
Tier REIT, Inc.(a)	57,817	1,131,479
Total Office REITs		18,455,692

Residential REITs — 3.9%
Bluerock Residential Growth REIT, Inc.	29,575	333,902
Education Realty Trust, Inc.	89,222	3,113,848
Independence Realty Trust, Inc.	101,790	1,033,168
Total Residential REITs		4,480,918

Retail REITs — 14.8%
Acadia Realty Trust(a)	101,261	2,850,497
CBL & Associates Properties, Inc.(a)	204,490	1,603,201
Cedar Realty Trust, Inc.	107,165	582,978
Four Corners Property Trust, Inc.	74,605	1,841,251
Kite Realty Group Trust(a)	101,946	1,905,371
Pennsylvania Real Estate Investment Trust(a)	83,117	807,897
Ramco-Gershenson Properties Trust	95,318	1,203,866
Retail Opportunity Investments Corp.(a)	131,660	2,367,247
Seritage Growth Properties, Class A(a)	30,114	1,238,589
Washington Prime Group, Inc.(a)	226,759	1,775,523
Whitestone REIT	45,191	603,752
Total Retail REITs		16,780,172

Specialized REITs — 19.3%
CareTrust REIT, Inc.(a)	91,671	1,732,582
InfraREIT, Inc.	47,685	1,068,144
National Storage Affiliates Trust(a)	53,634	1,329,587
Physicians Realty Trust	218,054	3,789,779
QTS Realty Trust, Inc., Class A	51,073	2,954,573
Quality Care Properties, Inc.*	114,681	1,815,400
Sabra Health Care REIT, Inc.	193,183	3,848,205
STAG Industrial, Inc.	112,684	3,076,273
Terreno Realty Corp.	62,503	2,295,110
Total Specialized REITs		21,909,653

Total Common Stocks (Cost $113,547,537)		113,289,520

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Short-Term Investment — 0.3%

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(d) (Cost $285,989)	285,989	$285,989

Investment of Cash Collateral For Securities Loaned — 6.7%

Money Market Fund — 6.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(e) (Cost $7,645,129)	7,645,129	7,645,129

Total Investments — 106.6% (Cost $121,478,655)		121,220,638

Other Assets and Liabilities, Net — (6.6)%		(7,527,539)

Net Assets — 100.0%		$113,693,099

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $28,970,588; total market value of collateral held by the Fund was $29,685,189. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $22,040,060.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2017, the value of this security was $210,444. The security is fair valued using significant unobservable input. The valuation technique can be found at the end of the schedule of investments for the Fund.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 7-day yield at October 31, 2017.
(e)	Reflects the 1-day yield at October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks	$113,079,076	$—	$210,444	(g)	$113,289,520
Short-Term Investment:
Money Market Fund	285,989	—	—		285,989
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	7,645,129	—	—		7,645,129
Total Investments in Securities	$121,010,194	$—	$210,444		$121,220,638

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	The Level 3 security, valued at $210,444 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2017(h)
Common Stock:
Winthrop Realty Trust(i)	$227,908	$—	$—	$(17,464)	$—	$—	$—	$—	$210,444	$(17,464)
Total	$227,908	$—	$—	$(17,464)	$—	$—	$—	$—	$210,444	$(17,464)

Information about Level 3 fair value measurements as of October 31, 2017.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$210,444	Issuer Specific Facts	Company Announcements

(h)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations.
(i)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks — 99.1%

Australia — 6.6%
AGL Energy Ltd.	15,558	$301,448
Alumina Ltd.(a)	72,878	130,757
Amcor Ltd.	26,778	325,227
AMP Ltd.	66,990	255,282
APA Group	27,587	181,064
Aristocrat Leisure Ltd.	15,867	286,510
ASX Ltd.	6,594	272,920
Aurizon Holdings Ltd.	49,826	197,897
Australia & New Zealand Banking Group Ltd.	59,754	1,370,826
Bank of Queensland Ltd.	14,357	147,070
Bendigo & Adelaide Bank Ltd.	15,711	137,088
BHP Billiton Ltd.	67,088	1,365,210
BHP Billiton PLC	43,324	783,875
BlueScope Steel Ltd.	11,634	114,538
Boral Ltd.	35,692	195,673
Brambles Ltd.	35,720	259,093
Caltex Australia Ltd.	6,993	183,698
Challenger Ltd.	19,734	201,243
Coca-Cola Amatil Ltd.	20,387	127,399
Commonwealth Bank of Australia	36,064	2,146,630
Computershare Ltd.	15,743	188,065
CSL Ltd.	10,052	1,070,785
Dexus	29,878	223,821
Fortescue Metals Group Ltd.	33,895	120,589
Goodman Group	42,879	274,856
GPT Group (The)	52,242	203,888
Incitec Pivot Ltd.	50,412	147,656
Insurance Australia Group Ltd.	59,638	299,972
Macquarie Group Ltd.	6,948	523,948
Medibank Pvt Ltd.	76,298	179,600
Mirvac Group	107,972	199,518
National Australia Bank Ltd.	56,139	1,405,836
Newcrest Mining Ltd.	16,405	281,885
Oil Search Ltd.	31,719	179,486
Orica Ltd.	10,720	171,542
Origin Energy Ltd.*	42,262	257,291
QBE Insurance Group Ltd.	31,319	256,468
Ramsay Health Care Ltd.	3,331	170,891
Santos Ltd.*	42,346	146,110
Scentre Group	113,976	351,312
SEEK Ltd.	11,978	168,712
Sonic Healthcare Ltd.	11,475	191,542
South32 Ltd.	112,798	291,464
Stockland	64,115	222,204
Suncorp Group Ltd.	31,269	325,587
Sydney Airport	32,294	176,054
Tatts Group Ltd.	42,376	135,491
Telstra Corp. Ltd.	83,681	227,135
Transurban Group	45,756	425,562
Treasury Wine Estates Ltd.	19,960	239,513
Vicinity Centres	80,524	163,616
Wesfarmers Ltd.	23,701	759,621
Westfield Corp.	44,439	264,752
Westpac Banking Corp.	69,373	1,754,796
Woodside Petroleum Ltd.	17,051	401,760
Woolworths Ltd.	28,865	572,782
Total Australia		21,957,558

	Shares	Value

Common Stocks (continued)

Austria — 0.3%
ams AG*	1,462	$133,396
ANDRITZ AG	2,594	146,682
Erste Group Bank AG*	7,610	327,040
OMV AG	4,705	282,714
Total Austria		889,832

Belgium — 1.1%
Ageas	5,116	248,199
Anheuser-Busch InBev SA/NV	15,837	1,938,100
Groupe Bruxelles Lambert SA	2,236	240,113
KBC Group NV	6,054	502,921
Proximus SADP	3,892	129,264
Solvay SA	1,844	273,999
UCB SA	2,985	217,301
Umicore SA	5,170	231,095
Total Belgium		3,780,992

Chile — 0.0%(b)
Antofagasta PLC	7,435	94,241

China — 0.3%
AAC Technologies Holdings, Inc.	15,166	277,590
BOC Hong Kong Holdings Ltd.	86,878	413,689
China Mengniu Dairy Co. Ltd.*	60,923	168,671
Want Want China Holdings Ltd.	174,168	142,428
Total China		1,002,378

Denmark — 1.7%
AP Moller — Maersk A/S, Class A	98	181,652
AP Moller — Maersk A/S, Class B	141	270,848
Carlsberg A/S, Class B	2,504	285,971
Chr Hansen Holding A/S	2,731	238,999
Coloplast A/S, Class B	3,575	314,539
Danske Bank A/S	14,908	568,771
DSV A/S	4,797	370,987
Genmab A/S*	1,501	303,132
ISS A/S	4,717	199,680
Novo Nordisk A/S, Class B	37,655	1,873,436
Novozymes A/S, Class B	5,231	288,919
Pandora A/S	2,295	216,652
Vestas Wind Systems A/S	4,815	424,769
Total Denmark		5,538,355

Finland — 1.0%
Elisa OYJ	3,244	130,719
Fortum OYJ	9,720	206,424
Kone OYJ, Class B	8,028	434,598
Neste OYJ	2,488	138,630
Nokia OYJ	117,935	579,229
Nokian Renkaat OYJ	3,564	163,460
Orion OYJ, Class B	2,942	120,640
Sampo OYJ, Class A	9,909	519,226
Stora Enso OYJ, Class R	14,886	232,896
UPM-Kymmene OYJ	12,657	380,415
Wartsila OYJ Abp	3,967	255,561
Total Finland		3,161,798

France — 9.4%
Accor SA	4,883	243,665
Aeroports de Paris	523	88,100
Air Liquide SA	9,081	1,156,275
Airbus SE	11,936	1,220,150
Alstom SA	4,204	170,137

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

France (continued)
Arkema SA	2,042	$257,984
Atos SE	2,267	352,302
AXA SA	38,811	1,172,370
BNP Paribas SA	22,909	1,789,153
Bouygues SA	4,837	232,241
Bureau Veritas SA	7,271	194,776
Capgemini SE	3,307	402,007
Carrefour SA	12,038	242,329
Casino Guichard Perrachon SA	1,592	90,940
Christian Dior SE	219	75,198
Cie de Saint-Gobain	11,054	648,504
Cie Generale des Etablissements Michelin	4,167	602,910
Credit Agricole SA	23,391	408,195
Danone SA	11,740	959,271
Dassault Systemes SE	3,119	331,264
Edenred	7,403	213,447
Engie SA	34,536	583,777
Essilor International SA	4,392	556,159
Eutelsat Communications SA	5,107	127,972
Groupe Eurotunnel SE	11,681	146,828
Hermes International	705	365,926
Iliad SA	633	158,064
Ingenico Group SA	1,422	138,058
Ipsen SA	968	117,052
JCDecaux SA	2,485	95,097
Kering	1,727	791,670
Klepierre SA	5,112	203,341
Legrand SA	6,458	479,757
L’Oreal SA	5,014	1,115,934
LVMH Moet Hennessy Louis Vuitton SE	5,278	1,574,658
Natixis SA	18,892	148,159
Orange SA	39,342	645,536
Orpea	1,124	134,672
Pernod Ricard SA	4,320	647,945
Peugeot SA	9,298	220,588
Publicis Groupe SA	4,751	309,720
Renault SA	3,843	381,163
Rexel SA	9,381	167,478
Rubis SCA	1,735	108,902
Safran SA	6,175	650,514
Sanofi	23,020	2,179,966
Schneider Electric SE*	11,585	1,018,269
SCOR SE	4,587	190,473
Societe BIC SA	791	83,550
Societe Generale SA	15,558	866,341
Sodexo SA	1,765	224,633
Suez	7,899	138,949
Teleperformance	1,413	206,418
Thales SA	2,440	254,345
TOTAL SA	46,595	2,598,424
Ubisoft Entertainment SA*	1,600	122,087
Unibail-Rodamco SE	2,182	546,132
Valeo SA	5,624	380,652
Veolia Environnement SA	10,636	252,021
Vinci SA	10,130	991,869
Vivendi SA	23,839	592,222
Zodiac Aerospace	5,442	155,639
Total France		31,522,178

	Shares	Value

Common Stocks (continued)

Germany — 8.4%
adidas AG	4,401	$979,503
Allianz SE	9,164	2,128,181
BASF SE	19,435	2,119,632
Bayer AG	17,518	2,279,528
Bayerische Motoren Werke AG	7,162	730,045
Beiersdorf AG	2,560	287,193
Brenntag AG	3,947	223,535
Commerzbank AG*	23,410	320,849
Continental AG	2,260	573,684
Covestro AG‡	2,301	220,770
Daimler AG	19,857	1,649,110
Deutsche Bank AG	40,318	655,210
Deutsche Boerse AG	3,940	407,033
Deutsche Post AG	19,449	890,878
Deutsche Telekom AG	65,296	1,189,681
Deutsche Wohnen AG	8,532	363,432
E.ON SE	43,465	512,928
Fresenius Medical Care AG & Co. KGaA	4,560	441,016
Fresenius SE & Co. KGaA	9,089	759,282
GEA Group AG	4,735	228,336
Hannover Rueck SE	1,455	182,467
HeidelbergCement AG	3,351	341,461
Henkel AG & Co. KGaA	2,197	276,926
HUGO BOSS AG	1,869	167,303
Infineon Technologies AG	26,351	721,547
K+S AG(a)	4,834	117,245
LANXESS AG	2,621	204,818
LEG Immobilien AG	1,310	133,075
Linde AG	4,012	866,519
Merck KGaA	2,799	299,625
METRO AG*	4,135	78,976
MTU Aero Engines AG	1,601	269,971
Muenchener Rueckversicherungs-Gesellschaft AG	2,718	608,094
OSRAM Licht AG	2,303	176,211
ProSiebenSat.1 Media SE	5,730	199,888
RWE AG*	11,828	295,698
SAP SE	19,153	2,179,018
Siemens AG	15,957	2,277,165
Symrise AG	3,271	254,583
thyssenkrupp AG	9,922	264,750
TUI AG	10,068	181,829
United Internet AG	2,998	189,679
Volkswagen AG	567	105,288
Vonovia SE	9,616	422,993
Wirecard AG	3,234	318,538
Zalando SE‡*	2,893	144,767
Total Germany		28,238,260

Hong Kong — 3.1%
AIA Group Ltd.	257,811	1,939,745
ASM Pacific Technology Ltd.	4,756	69,190
Bank of East Asia Ltd. (The)	40,203	176,234
CK Asset Holdings Ltd.	60,707	499,161
CK Hutchison Holdings Ltd.	61,885	785,679
CK Infrastructure Holdings Ltd.	18,701	162,757
CLP Holdings Ltd.	39,325	399,964
Galaxy Entertainment Group Ltd.	48,993	333,452
Hang Lung Properties Ltd.	58,014	133,253
Hang Seng Bank Ltd.	17,909	423,978

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Hong Kong (continued)
Henderson Land Development Co. Ltd.	29,074	$189,496
Hong Kong & China Gas Co., Ltd.	196,766	372,760
Hong Kong Exchanges and Clearing Ltd.	26,645	741,790
Hongkong Land Holdings Ltd.	30,517	221,248
Hopewell Holdings Ltd.	36,201	138,971
Hysan Development Co. Ltd.	29,966	144,802
Jardine Matheson Holdings Ltd.	4,629	296,534
Jardine Strategic Holdings Ltd.	4,526	189,820
Li & Fung Ltd.	171,152	86,214
Link REIT	54,309	456,299
MTR Corp. Ltd.	36,325	210,450
New World Development Co. Ltd.	154,053	229,447
Power Assets Holdings Ltd.	32,664	283,023
Sands China Ltd.	55,971	263,649
Sino Land Co. Ltd.(a)	88,392	152,271
Sun Hung Kai Properties Ltd.	31,581	516,514
Swire Pacific Ltd., Class A	14,636	144,544
Techtronic Industries Co. Ltd.	36,107	211,733
WH Group Ltd.‡	162,145	164,186
Wharf Holdings Ltd. (The)	28,992	263,655
Wheelock & Co. Ltd.	22,677	157,830
Yue Yuen Industrial Holdings Ltd.	26,259	100,636
Total Hong Kong		10,459,285

Ireland — 0.6%
Allied Irish Banks PLC	14,297	84,509
Bank of Ireland Group PLC*	20,126	157,743
CRH PLC	17,868	672,447
James Hardie Industries PLC	11,362	173,278
Kerry Group PLC, Class A	3,197	321,970
Kingspan Group PLC	3,454	144,452
Paddy Power Betfair PLC	1,854	189,699
Smurfit Kappa Group PLC	5,377	160,230
Total Ireland		1,904,328

Israel — 0.4%
Bank Hapoalim BM	48,027	339,961
Bank Leumi Le-Israel BM	64,394	356,129
Bezeq The Israeli Telecommunication Corp. Ltd.	103,192	154,121
Nice Ltd.	3,072	253,229
Teva Pharmaceutical Industries Ltd.	20,468	279,535
Total Israel		1,382,975

Italy — 2.2%
Assicurazioni Generali SpA	28,119	512,323
Atlantia SpA	13,464	439,177
Banco BPM SpA*	29,705	103,607
Enel SpA	167,353	1,038,151
Eni SpA	55,519	908,063
Ferrari NV	2,790	334,447
Intesa Sanpaolo SpA	284,755	957,359
Leonardo SpA	11,648	201,233
Luxottica Group SpA	3,815	218,836
Mediobanca SpA	20,595	225,766
Prysmian SpA	7,699	265,481
Recordati SpA	3,521	163,702
Snam SpA	58,519	299,001
Telecom Italia SpA*	241,219	209,351

	Shares	Value

Common Stocks (continued)

Italy (continued)
Telecom Italia SpA-RSP	139,980	$99,554
Terna Rete Elettrica Nazionale SpA	41,576	250,888
UniCredit SpA*	48,054	919,760
Unione di Banche Italiane SpA(a)	25,356	119,099
Total Italy		7,265,798

Japan — 23.6%
Aeon Co., Ltd.	16,824	259,178
Air Water, Inc.	7,220	137,500
Aisin Seiki Co., Ltd.	4,484	230,455
Ajinomoto Co., Inc.	13,111	262,670
Alfresa Holdings Corp.	6,064	115,324
Alps Electric Co., Ltd.	4,952	150,133
Amada Holdings Co., Ltd.	13,866	170,961
Aozora Bank Ltd.	4,424	172,280
Asahi Glass Co., Ltd.	5,696	222,065
Asahi Group Holdings Ltd.	9,560	434,209
Asahi Kasei Corp.	33,211	400,122
Asics Corp.	5,442	82,710
Astellas Pharma, Inc.	48,377	642,231
Bandai Namco Holdings, Inc.	6,071	207,033
Bridgestone Corp.	14,112	669,398
Brother Industries Ltd.	7,867	189,631
Canon, Inc.	23,206	866,523
Casio Computer Co., Ltd.	6,773	99,422
Central Japan Railway Co.	4,027	728,992
Chiba Bank Ltd. (The)	20,355	154,414
Chubu Electric Power Co., Inc.	16,093	206,350
Chugai Pharmaceutical Co., Ltd.	5,566	264,511
Chugoku Electric Power Co., Inc. (The)	8,174	90,710
Concordia Financial Group Ltd.	33,065	173,138
Credit Saison Co., Ltd.	5,643	112,930
Dai Nippon Printing Co., Ltd.	9,058	215,629
Daicel Corp.	10,369	128,301
Dai-ichi Life Holdings, Inc.	25,243	475,958
Daiichi Sankyo Co., Ltd.	16,374	374,658
Daikin Industries Ltd.	6,223	682,925
Daito Trust Construction Co., Ltd.	1,820	317,695
Daiwa House Industry Co., Ltd.	14,841	540,718
Daiwa Securities Group, Inc.	41,113	255,333
Denso Corp.	10,524	573,481
Dentsu, Inc.	5,262	223,437
Don Quijote Holdings Co., Ltd.	3,201	133,387
East Japan Railway Co.	8,180	789,709
Eisai Co., Ltd.	6,266	347,241
Electric Power Development Co., Ltd.	4,631	115,948
FANUC Corp.	4,349	1,009,268
Fast Retailing Co., Ltd.	1,177	389,571
FUJIFILM Holdings Corp.	9,202	374,623
Fujitsu Ltd.	46,437	358,974
Fukuoka Financial Group, Inc.	25,440	130,077
Gunma Bank Ltd. (The)	16,155	103,217
Hamamatsu Photonics K.K.	4,141	133,199
Hankyu Hanshin Holdings, Inc.	6,410	248,491
Hino Motors Ltd.	10,141	129,496
Hirose Electric Co., Ltd.	1,099	164,323
Hitachi Ltd.	103,060	813,560
Honda Motor Co., Ltd.	38,023	1,178,870
Hoya Corp.	9,442	510,116
Idemitsu Kosan Co., Ltd.	3,535	102,507

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Japan (continued)
IHI Corp.	4,275	$152,934
Inpex Corp.	23,527	249,391
Isetan Mitsukoshi Holdings Ltd.	9,492	102,580
Isuzu Motors Ltd.	15,830	229,656
ITOCHU Corp.	33,258	578,934
Iyo Bank Ltd. (The)	10,694	91,477
J Front Retailing Co., Ltd.	7,211	105,852
Japan Exchange Group, Inc.	13,371	238,991
Japan Tobacco, Inc.	26,591	876,850
JFE Holdings, Inc.	12,592	268,174
JGC Corp.	7,491	124,531
JTEKT Corp.	7,226	118,027
JXTG Holdings, Inc.	85,804	440,385
Kajima Corp.	20,523	211,858
Kansai Electric Power Co., Inc. (The)	16,940	230,702
Kansai Paint Co., Ltd.	7,700	196,989
Kao Corp.	11,254	677,043
Kawasaki Heavy Industries Ltd.	4,367	151,037
KDDI Corp.	39,407	1,048,726
Keikyu Corp.	8,033	165,354
Keio Corp.(a)	3,679	159,619
Keisei Electric Railway Co., Ltd.	4,665	139,995
Keyence Corp.	2,055	1,136,281
Kikkoman Corp.	5,330	181,998
Kintetsu Group Holdings Co., Ltd.	4,723	180,807
Kirin Holdings Co., Ltd.	20,965	498,987
Koito Manufacturing Co., Ltd.	3,545	235,231
Komatsu Ltd.	21,514	699,967
Konami Holdings Corp.	2,401	116,215
Konica Minolta, Inc.	13,742	119,485
Kubota Corp.	26,855	501,389
Kuraray Co., Ltd.	12,108	236,875
Kurita Water Industries Ltd.	5,370	169,659
Kyocera Corp.	7,498	497,733
Kyowa Hakko Kirin Co., Ltd.	7,914	145,423
Kyushu Electric Power Co., Inc.	11,482	130,351
Lawson, Inc.	1,705	111,036
Lion Corp.	6,627	126,906
LIXIL Group Corp.	7,555	206,777
M3, Inc.	6,049	179,665
Mabuchi Motor Co., Ltd.	1,869	97,208
Makita Corp.	6,928	289,607
Marubeni Corp.	43,434	289,241
Marui Group Co., Ltd.	7,272	110,395
Mazda Motor Corp.	13,607	194,232
MEIJI Holdings Co., Ltd.	3,409	277,808
MINEBEA MITSUMI, Inc.	9,373	170,088
Miraca Holdings, Inc.	2,601	120,631
MISUMI Group, Inc.	8,578	234,021
Mitsubishi Chemical Holdings Corp.	32,311	334,825
Mitsubishi Corp.	30,227	704,534
Mitsubishi Electric Corp.	44,860	762,537
Mitsubishi Estate Co., Ltd.	27,551	495,957
Mitsubishi Heavy Industries Ltd.	7,238	281,481
Mitsubishi Materials Corp.	3,687	139,199
Mitsubishi Motors Corp.	17,836	141,426
Mitsubishi UFJ Financial Group, Inc.	279,274	1,874,033
Mitsui & Co., Ltd.	38,885	577,988
Mitsui Chemicals, Inc.	4,037	123,636
Mitsui Fudosan Co., Ltd.	21,088	487,346
Mitsui OSK Lines Ltd.	3,899	118,380

	Shares	Value

Common Stocks (continued)

Japan (continued)
Mizuho Financial Group, Inc.	520,583	$938,726
MS&AD Insurance Group Holdings, Inc.	12,115	408,880
Murata Manufacturing Co., Ltd.	4,246	661,020
Nabtesco Corp.	5,199	205,434
NEC Corp.	6,550	178,694
NGK Insulators Ltd.	7,801	152,752
NGK Spark Plug Co., Ltd.	6,021	135,596
NH Foods Ltd.	6,985	200,397
Nidec Corp.	5,289	697,954
Nikon Corp.	11,185	210,943
Nintendo Co., Ltd.	2,352	906,606
Nippon Express Co., Ltd.	2,249	141,911
Nippon Paint Holdings Co., Ltd.	4,202	147,179
Nippon Shinyaku Co., Ltd.	1,951	137,701
Nippon Steel & Sumitomo Metal Corp.	18,370	436,657
Nippon Telegraph & Telephone Corp.	15,801	761,057
Nippon Yusen K.K.*	4,925	103,285
Nissan Chemical Industries Ltd.	5,341	198,119
Nissan Motor Co., Ltd.	39,783	384,596
Nisshin Seifun Group, Inc.	9,714	170,036
Nissin Foods Holdings Co., Ltd.	2,823	177,136
Nitori Holdings Co., Ltd.	1,946	281,804
Nitto Denko Corp.	3,892	359,812
Nomura Holdings, Inc.	78,722	449,484
Nomura Research Institute Ltd.	3,722	156,735
NSK Ltd.	13,099	186,173
NTT Data Corp.	17,502	202,853
NTT DOCOMO, Inc.	28,537	688,374
Obayashi Corp.	19,732	257,004
Obic Co., Ltd.	2,244	147,520
Odakyu Electric Railway Co., Ltd.	8,754	170,257
Oji Holdings Corp.	28,501	166,045
Olympus Corp.	7,574	279,284
Omron Corp.	5,279	293,613
Ono Pharmaceutical Co., Ltd.	11,175	255,452
Oriental Land Co., Ltd.	4,674	372,423
ORIX Corp.	29,694	506,572
Osaka Gas Co., Ltd.	9,518	183,316
Otsuka Holdings Co., Ltd.	10,218	425,518
Panasonic Corp.	47,254	707,167
PeptiDream, Inc.*	2,507	79,206
Rakuten, Inc.	17,756	188,920
Recruit Holdings Co., Ltd.	28,271	690,665
Renesas Electronics Corp.*	10,061	128,386
Resona Holdings, Inc.	56,050	300,005
Ricoh Co., Ltd.	19,062	175,472
Rohm Co., Ltd.	2,719	250,293
Ryohin Keikaku Co., Ltd.	674	198,113
Santen Pharmaceutical Co., Ltd.	11,478	181,721
SBI Holdings, Inc.	8,169	127,895
Secom Co., Ltd.	4,884	368,653
Seibu Holdings, Inc.	6,087	108,155
Seiko Epson Corp.	8,016	190,189
Sekisui Chemical Co., Ltd.	12,186	244,085
Sekisui House Ltd.	14,768	274,358
Seven & i Holdings Co., Ltd.	16,918	680,710
Sharp Corp.*(a)	3,047	96,132
Shimadzu Corp.	8,667	179,091
Shimano, Inc.	1,943	264,527

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Japan (continued)
Shimizu Corp.	17,332	$202,713
Shin-Etsu Chemical Co., Ltd.	9,409	986,194
Shionogi & Co., Ltd.	7,302	391,158
Shiseido Co., Ltd.	9,917	407,834
Shizuoka Bank Ltd. (The)	15,890	153,404
SMC Corp.	1,393	530,083
SoftBank Group Corp.	18,253	1,597,840
Sompo Holdings, Inc.	9,138	365,021
Sony Corp.	27,162	1,054,879
Sotetsu Holdings, Inc.	3,842	98,628
Stanley Electric Co., Ltd.	4,887	179,128
Start Today Co., Ltd.	4,375	118,972
Subaru Corp.	13,668	467,669
Sumitomo Chemical Co., Ltd.	38,087	266,136
Sumitomo Corp.	28,139	404,515
Sumitomo Electric Industries Ltd.	18,525	313,260
Sumitomo Metal Mining Co., Ltd.	6,184	242,506
Sumitomo Mitsui Financial Group, Inc.	29,268	1,163,456
Sumitomo Mitsui Trust Holdings, Inc.	8,775	343,262
Sumitomo Realty & Development Co., Ltd.	10,097	334,553
Suntory Beverage & Food Ltd.	3,570	163,058
Suruga Bank Ltd.	6,079	137,383
Suzuki Motor Corp.	9,383	509,901
Sysmex Corp.	3,642	247,757
T&D Holdings, Inc.	16,437	252,927
Taiheiyo Cement Corp.	4,273	169,972
Taisei Corp.	6,130	338,248
Taisho Pharmaceutical Holdings Co., Ltd.	1,638	124,115
Takashimaya Co., Ltd.	11,808	107,865
Takeda Pharmaceutical Co., Ltd.	17,122	963,612
TDK Corp.	3,004	229,206
Teijin Ltd.	6,557	138,088
Terumo Corp.	8,552	354,107
Tobu Railway Co., Ltd.	6,164	180,098
Toho Co., Ltd.	4,521	149,201
Tohoku Electric Power Co., Inc.	11,416	148,891
Tokio Marine Holdings, Inc.	15,835	676,572
Tokyo Electric Power Co. Holdings, Inc.*	35,574	145,264
Tokyo Electron Ltd.	3,739	650,039
Tokyo Gas Co., Ltd.	10,600	263,111
Tokyu Corp.	14,407	216,809
Toppan Printing Co., Ltd.	16,892	170,659
Toray Industries, Inc.	37,242	374,780
Toshiba Corp.*	83,596	242,041
Tosoh Corp.	6,451	138,410
TOTO Ltd.	4,587	223,234
Toyo Suisan Kaisha Ltd.	3,479	133,337
Toyota Industries Corp.	4,179	254,131
Toyota Motor Corp.	54,708	3,365,387
Toyota Tsusho Corp.	6,145	221,724
Tsuruha Holdings, Inc.	1,253	154,709
Ulvac, Inc.	1,298	91,270
Unicharm Corp.	9,930	224,808
USS Co., Ltd.	8,084	162,206
West Japan Railway Co.	4,365	306,276
Yahoo Japan Corp.	37,268	166,284
Yakult Honsha Co., Ltd.	3,008	247,247

	Shares	Value

Common Stocks (continued)

Japan (continued)
Yamada Denki Co., Ltd.	21,826	$115,632
Yamaguchi Financial Group, Inc.	9,460	113,890
Yamaha Corp.	3,858	150,748
Yamaha Motor Co., Ltd.	7,483	221,928
Yamato Holdings Co., Ltd.	9,218	187,516
Total Japan		78,946,378

Jersey — 0.1%
Randgold Resources Ltd.	2,173	213,393

Luxembourg — 0.3%
ArcelorMittal*	12,473	357,666
Eurofins Scientific SE	250	156,394
RTL Group SA	1,143	84,806
SES SA	8,359	135,940
Tenaris SA	12,366	169,268
Total Luxembourg		904,074

Macau — 0.0%(b)
Wynn Macau Ltd.	45,623	116,955

Mexico — 0.0%(b)
Fresnillo PLC	3,732	64,526

Netherlands — 3.9%
Aegon NV	39,283	231,925
Akzo Nobel NV	5,641	510,867
Altice NV, Class A*	16,735	315,729
ASML Holding NV	6,779	1,222,486
EXOR NV	2,987	191,558
Gemalto NV	2,158	85,424
Heineken Holding NV	2,531	234,994
Heineken NV	4,982	485,544
ING Groep NV	82,269	1,520,011
Koninklijke Ahold Delhaize NV	28,178	530,303
Koninklijke DSM NV	4,362	372,170
Koninklijke KPN NV	73,269	252,991
Koninklijke Philips NV	20,093	818,204
NN Group NV	8,185	342,883
Randstad Holding NV	2,699	166,077
Royal Dutch Shell PLC, Class A	90,052	2,828,774
Royal Dutch Shell PLC, Class B	81,252	2,612,766
Wolters Kluwer NV	7,638	374,423
Total Netherlands		13,097,129

New Zealand — 0.2%
Auckland International Airport Ltd.	38,069	162,473
Fisher & Paykel Healthcare Corp. Ltd.	24,618	223,455
Fletcher Building Ltd.	26,651	134,374
Spark New Zealand Ltd.	62,984	158,782
Total New Zealand		679,084

Norway — 0.6%
DNB ASA	25,833	497,280
Norsk Hydro ASA	31,076	239,853
Orkla ASA	22,708	221,893
Schibsted ASA, Class A	4,211	108,390
Statoil ASA(a)	21,928	443,282
Telenor ASA(a)	15,243	323,233
Yara International ASA	4,274	202,576
Total Norway		2,036,507

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Portugal — 0.1%
EDP — Energias de Portugal SA	54,026	$192,778
Galp Energia SGPS SA	7,267	135,112
Jeronimo Martins SGPS SA	6,696	121,688
Total Portugal		449,578

Russia — 0.0%(b)
Polymetal International PLC	7,527	87,411

Singapore — 1.2%
Ascendas Real Estate Investment Trust	96,386	193,847
CapitaLand Commercial Trust Ltd.	154,999	197,389
CapitaLand Ltd.	63,175	170,179
CapitaLand Mall Trust	107,110	158,810
City Developments Ltd.	14,366	136,448
ComfortDelGro Corp. Ltd.	59,892	88,801
DBS Group Holdings Ltd.	37,570	628,189
Genting Singapore PLC	154,450	138,307
Global Logistic Properties Ltd.	72,422	176,483
Keppel Corp. Ltd.	37,328	205,490
Oversea-Chinese Banking Corp. Ltd.	67,150	586,527
Singapore Exchange Ltd.	32,907	185,259
Singapore Press Holdings Ltd.	66,557	131,903
Singapore Technologies Engineering Ltd.	49,171	125,598
Singapore Telecommunications Ltd.	147,007	404,636
United Overseas Bank Ltd.	27,356	494,352
Total Singapore		4,022,218

South Africa — 0.1%
Mediclinic International PLC(a)	12,888	99,607
Mondi PLC	9,515	230,092
Total South Africa		329,699

South Korea — 4.9%
Amorepacific Corp.	854	239,350
AMOREPACIFIC Group	793	101,571
Celltrion, Inc.*	2,050	316,736
Coway Co. Ltd.	1,943	168,745
Dongbu Insurance Co., Ltd.	2,056	129,377
E-Mart Inc.	770	153,952
GS Holdings Corp.	1,598	94,424
Hana Financial Group, Inc.	7,758	332,036
Hankook Tire Co. Ltd.	2,702	130,234
Hyundai Heavy Industries Co. Ltd.*	763	106,582
Hyundai Mobis Co. Ltd.	1,544	367,275
Hyundai Motor Co.	3,901	560,594
Hyundai Robotics Co. Ltd.*	223	89,869
Hyundai Steel Co.	2,579	132,363
Industrial Bank of Korea	10,085	138,175
Kangwon Land, Inc.	4,783	146,434
KB Financial Group, Inc.	10,359	539,979
Kia Motors Corp.	6,797	214,767
Korea Aerospace Industries Ltd.	2,083	105,605
Korea Electric Power Corp.	6,207	217,177
Korea Zinc Co. Ltd.	342	156,294
KT&G Corp.	3,310	313,170
LG Chem Ltd.	1,186	427,144
LG Corp.	3,020	231,820
LG Display Co. Ltd.	5,883	153,855
LG Electronics, Inc.	2,914	236,689

	Shares	Value

Common Stocks (continued)

South Korea (continued)
LG Household & Health Care Ltd.	263	$276,299
Lotte Chemical Corp.	405	133,572
NAVER Corp.	638	509,102
NCSoft Corp.	470	178,922
POSCO	1,672	485,773
Samsung Biologics Co. Ltd.‡*	370	126,818
Samsung C&T Corp.	1,619	213,872
Samsung Electro-Mechanics Co. Ltd.	1,238	114,921
Samsung Electronics Co. Ltd.	2,058	5,058,894
Samsung Fire & Marine Insurance Co. Ltd.	950	231,490
Samsung Life Insurance Co. Ltd.	1,960	236,176
Samsung SDI Co. Ltd.	1,333	245,100
Samsung SDS Co. Ltd.	828	152,984
Shinhan Financial Group Co. Ltd.	11,404	510,984
SK Holdings Co. Ltd.	896	231,528
SK Hynix, Inc.	11,744	861,656
SK Innovation Co. Ltd.	1,625	297,340
SK Telecom Co. Ltd.	729	171,782
S-Oil Corp.	1,608	184,432
Woori Bank	13,355	195,494
Total South Korea		16,221,356

Spain — 3.2%
Abertis Infraestructuras SA(a)	16,479	356,492
ACS Actividades de Construccion y Servicios SA	6,376	251,465
Aena SME SA‡	1,519	278,706
Amadeus IT Group SA	9,265	628,707
Banco Bilbao Vizcaya Argentaria SA	140,332	1,228,223
Banco de Sabadell SA	130,868	262,070
Banco Santander SA	327,320	2,220,376
Bankia SA	28,311	135,189
Bankinter SA	21,655	204,414
CaixaBank SA(a)	79,906	374,021
Distribuidora Internacional de Alimentacion SA	17,954	87,845
Enagas SA	6,058	174,526
Endesa SA	7,012	160,514
Ferrovial SA	11,675	253,655
Gas Natural SDG SA	6,855	146,698
Grifols SA	12,667	396,579
Iberdrola SA	110,513	893,213
Industria de Diseno Textil SA	21,868	817,624
Red Electrica Corp. SA	10,261	227,237
Repsol SA	24,852	465,682
Siemens Gamesa Renewable Energy SA	5,041	73,113
Telefonica SA	89,744	941,553
Total Spain		10,577,902

Sweden — 2.7%
Alfa Laval AB	8,357	211,725
Assa Abloy AB, B Shares	19,653	414,807
Atlas Copco AB, A Shares	13,103	574,718
Atlas Copco AB, B Shares	7,814	310,346
Boliden AB	6,030	211,041
Electrolux AB	5,201	183,891
Essity AB, B Shares*	12,723	380,392
Getinge AB, B Shares	6,153	121,122

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Sweden (continued)
Hennes & Mauritz AB, B Shares	19,054	$478,410
Hexagon AB, B Shares	5,820	298,445
Industrivarden AB, A Shares	10,969	297,685
Investor AB, B Shares	9,667	479,089
Kinnevik AB, B Shares	6,445	211,477
Lundin Petroleum AB*	5,720	134,531
Nordea Bank AB	62,231	752,261
Sandvik AB	24,550	448,374
Securitas AB, B Shares	8,439	148,079
Skandinaviska Enskilda Banken AB, A Shares	29,392	362,318
Skanska AB, B Shares	8,193	179,777
SKF AB, B Shares	9,275	215,705
Svenska Cellulosa AB SCA, B Shares	12,860	120,738
Svenska Handelsbanken AB, A Shares	29,627	424,668
Swedbank AB, A Shares	21,530	534,405
Swedish Match AB	4,898	184,528
Telefonaktiebolaget LM Ericsson, B Shares	61,788	388,952
Telia Co. AB	49,076	227,155
Trelleborg AB, B Shares	7,697	190,683
Volvo AB, B Shares	33,454	662,942
Total Sweden		9,148,264

Switzerland — 8.1%
ABB Ltd.	41,408	1,083,388
Adecco Group AG	3,672	291,572
Aryzta AG*(a)	2,502	79,493
Baloise Holding AG	1,198	189,050
Chocoladefabriken Lindt & Spruengli AG	28	162,219
Cie Financiere Richemont SA	11,153	1,029,370
Clariant AG*	8,535	214,916
Coca-Cola HBC AG*	5,110	172,699
Credit Suisse Group AG*	50,510	797,073
Dufry AG*	892	132,887
EMS-Chemie Holding AG	244	160,088
Ferguson PLC	5,264	368,041
Geberit AG	922	417,712
Givaudan SA	233	520,791
Glencore PLC*	242,566	1,169,280
Idorsia Ltd.*	2,184	43,053
Julius Baer Group Ltd.*	4,951	293,047
Kuehne + Nagel International AG	912	159,380
LafargeHolcim Ltd.*	9,273	524,211
Lonza Group AG*	1,840	489,165
Nestle SA	64,720	5,447,440
Novartis AG	47,841	3,945,155
Partners Group Holding AG	506	340,616
PSP Swiss Property AG	1,387	122,170
Roche Holding AG	14,803	3,423,045
Schindler Holding AG — Participating Certificate	1,392	315,742
SGS SA	134	331,236
Sika AG	59	437,114
Sonova Holding AG	1,366	246,806
STMicroelectronics NV	13,242	311,611
Swatch Group AG (The)	741	290,661
Swiss Life Holding AG*	794	276,243
Swiss Prime Site AG*	1,992	170,163
Swiss Re AG	6,531	614,902

	Shares	Value

Common Stocks (continued)

Switzerland (continued)
Swisscom AG	494	$249,775
UBS Group AG*	73,034	1,244,098
Vifor Pharma AG	1,618	208,256
Zurich Insurance Group AG	2,996	915,211
Total Switzerland		27,187,679

United Arab Emirates — 0.0%(b)
NMC Health PLC	2,921	112,179

United Kingdom — 14.6%
3i Group PLC	23,519	300,140
Admiral Group PLC	6,578	168,066
Anglo American PLC(a)	25,442	479,757
Ashtead Group PLC	11,893	306,390
Associated British Foods PLC	7,694	340,439
AstraZeneca PLC	27,027	1,806,011
Aviva PLC	85,729	574,912
BAE Systems PLC	65,309	514,726
Barclays PLC	354,960	876,511
Barratt Developments PLC	23,227	201,876
Berkeley Group Holdings PLC	3,155	156,736
BP PLC	400,512	2,713,551
British American Tobacco PLC	48,019	3,106,084
British Land Co. PLC (The)	23,116	184,488
BT Group PLC	178,047	615,447
Bunzl PLC	8,026	249,933
Burberry Group PLC	10,351	261,442
Capita PLC	16,579	115,364
Centrica PLC	115,471	260,371
CNH Industrial NV	20,411	260,842
Compass Group PLC	32,394	711,082
Croda International PLC	3,760	208,911
DCC PLC	2,067	195,984
Diageo PLC	52,596	1,796,411
Direct Line Insurance Group PLC	35,882	177,113
DS Smith PLC	26,156	180,964
Experian PLC	20,794	437,949
Fiat Chrysler Automobiles NV*	22,284	385,243
G4S PLC	39,602	147,777
GKN PLC	42,140	177,393
GlaxoSmithKline PLC	100,952	1,819,855
Hammerson PLC	22,903	159,370
Hargreaves Lansdown PLC	6,536	137,309
HSBC Holdings PLC	418,962	4,085,358
IMI PLC	8,286	134,462
Imperial Brands PLC	20,141	821,244
Inchcape PLC	11,402	118,329
Informa PLC	24,371	225,573
InterContinental Hotels Group PLC	4,451	246,595
International Consolidated Airlines Group SA	22,260	188,003
Intertek Group PLC	4,411	317,774
ITV PLC	82,745	180,755
J Sainsbury PLC	40,611	130,779
Johnson Matthey PLC	4,706	211,290
Just Eat PLC*	13,592	140,786
Kingfisher PLC	53,045	220,199
Land Securities Group PLC	16,532	212,073
Legal & General Group PLC	126,546	448,685
Lloyds Banking Group PLC	1,491,453	1,352,535
See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

United Kingdom (continued)
London Stock Exchange Group PLC	6,548	$327,035
Marks & Spencer Group PLC	37,955	173,435
Meggitt PLC	22,369	154,020
Melrose Industries PLC	50,482	147,416
Merlin Entertainments PLC‡	18,107	91,083
Micro Focus International PLC	10,302	361,850
National Grid PLC	71,073	855,096
Next PLC	3,230	211,076
Old Mutual PLC	105,159	266,724
Pearson PLC	18,967	177,192
Persimmon PLC	7,177	267,050
Provident Financial PLC(a)	4,028	49,826
Prudential PLC	53,554	1,317,088
Reckitt Benckiser Group PLC	13,292	1,188,803
RELX NV	19,970	451,090
RELX PLC	22,661	521,506
Rio Tinto Ltd.	8,898	473,826
Rio Tinto PLC	25,970	1,223,767
Rolls-Royce Holdings PLC*(c)(d)	1,663,774	2,209
Rolls-Royce Holdings PLC*	36,487	471,447
Royal Bank of Scotland Group PLC*	68,881	258,404
Royal Mail PLC	23,474	116,709
RSA Insurance Group PLC	26,877	224,498
Sage Group PLC (The)	26,014	257,535
Schroders PLC	2,915	135,213
Severn Trent PLC	5,468	153,285
Sky PLC*	21,463	268,772
Smith & Nephew PLC	20,192	381,027
Smiths Group PLC	10,802	225,352
SSE PLC	20,568	377,470
St James’s Place PLC	13,209	206,456
Standard Chartered PLC*	59,405	591,967
Standard Life Aberdeen PLC	62,080	354,324
Tate & Lyle PLC	15,621	134,109
Taylor Wimpey PLC	75,038	198,795
TechnipFMC PLC*	10,979	298,518
Tesco PLC	179,811	433,147
Travis Perkins PLC	6,881	138,892
Unilever NV	32,215	1,872,878
Unilever PLC	24,889	1,411,128
United Utilities Group PLC	15,749	174,213
Vodafone Group PLC	564,438	1,616,021
Weir Group PLC (The)	5,894	152,860
Whitbread PLC	3,947	193,566
Wm Morrison Supermarkets PLC	56,118	167,078
Worldpay Group PLC‡	42,176	227,391
WPP PLC	26,571	470,702
Total United Kingdom		48,834,736

United States — 0.4%
Carnival PLC	3,763	247,905
Samsonite International SA	34,874	145,498
Shire PLC	18,728	925,408
Total United States		1,318,811

Total Common Stocks (Cost $303,647,283)		331,545,857

	Shares	Value
Preferred Stocks — 0.7%

Germany — 0.5%
FUCHS PETROLUB SE	3,265	$183,313
Henkel AG & Co. KGaA	3,994	560,663
Porsche Automobil Holding SE	3,821	277,359
Volkswagen AG	3,812	692,319
Total Germany		1,713,654

South Korea — 0.2%
Samsung Electronics Co. Ltd.	292	583,818

Total Preferred Stocks (Cost $1,872,931)		2,297,472

Rights — 0.0%(b)

Spain — 0.0%(b)
Banco Santander SA*	327,320	15,634
Ferrovial SA*	11,675	5,617
Total Spain		21,251

Total Rights — 0.0% (Cost $20,903)		21,251

Investment of Cash Collateral For Securities Loaned — 0.8%

Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(e) (Cost $2,605,780)	2,605,780	2,605,780

Total Investments — 100.6% (Cost $308,146,897)		336,470,360

Other Assets and Liabilities, Net — (0.6)%		(1,864,999)

Net Assets — 100.0%		$334,605,361

*	Non-income producing securities.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,471,229; total market value of collateral held by the Fund was $2,632,423. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $26,643.
(b)	Less than 0.05%.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2017, the value of this security was $2,209. The security is fair valued using significant unobservable input. The valuation technique can be found at the end of the schedule of investments for the Fund.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	Reflects the 1-day yield at October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2017 (unaudited)

Forward Exchange Contracts Outstanding as of October 31, 2017:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2017	Unrealized Appreciation
Australian Dollar	11/07/17	Morgan Stanley	13,620,855	$10,412,380	$10,442,997	$30,617
Swiss Franc	11/07/17	Morgan Stanley	12,315,792	12,345,010	12,361,212	16,202
Danish Krone	11/07/17	Morgan Stanley	16,963,469	2,653,408	2,656,801	3,393
Euro	11/07/17	Morgan Stanley	41,835,393	48,693,415	48,755,087	61,672
British Pound	11/07/17	Morgan Stanley	20,739,090	27,463,465	27,546,152	82,687
Hong Kong Dollar	11/07/17	Morgan Stanley	42,540,563	5,452,501	5,453,198	697
Norwegian Krone	11/07/17	Morgan Stanley	8,074,947	985,480	987,097	1,617
New Zealand Dollar	11/07/17	Morgan Stanley	501,305	343,003	343,369	366
Swedish Krona	11/07/17	Morgan Stanley	37,160,573	4,438,923	4,440,539	1,616
Singapore Dollar	11/07/17	Morgan Stanley	2,593,411	1,901,640	1,903,658	2,018
Unrealized Appreciation				$114,689,225	$114,890,110	$200,885

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2017	Unrealized Appreciation
Australian Dollar	11/07/17	Morgan Stanley	(13,620,854)	$(10,680,959)	$(10,442,997)	$237,962
Swiss Franc	11/07/17	Morgan Stanley	(12,315,792)	(12,739,127)	(12,361,212)	377,915
Danish Krone	11/07/17	Morgan Stanley	(16,983,089)	(2,701,684)	(2,659,874)	41,810
Euro	11/07/17	Morgan Stanley	(41,835,393)	(49,526,001)	(48,755,087)	770,914
British Pound	11/07/17	Morgan Stanley	(19,683,667)	(26,451,347)	(26,144,314)	307,033
Hong Kong Dollar	11/07/17	Morgan Stanley	(270,915)	(34,732)	(34,728)	4
Israeli Shekel	11/07/17	Morgan Stanley	(128,015)	(36,638)	(36,371)	267
Israeli Shekel	12/05/17	Morgan Stanley	(2,432,699)	(692,048)	(691,813)	235
Japanese Yen	11/07/17	Morgan Stanley	(4,215,960,631)	(37,515,261)	(37,113,877)	401,384
Japanese Yen	12/05/17	Morgan Stanley	(4,485,338,444)	(39,577,261)	(39,537,859)	39,402
South Korean Won	12/05/17	Morgan Stanley	(9,413,838,225)	(8,415,642)	(8,404,025)	11,617
Norwegian Krone	11/07/17	Morgan Stanley	(8,074,947)	(1,015,360)	(987,097)	28,263
New Zealand Dollar	11/07/17	Morgan Stanley	(501,304)	(361,617)	(343,368)	18,249
Swedish Krona	11/07/17	Morgan Stanley	(37,160,573)	(4,565,885)	(4,440,539)	125,346
Singapore Dollar	11/07/17	Morgan Stanley	(2,593,411)	(1,911,878)	(1,903,658)	8,220
Unrealized Appreciation				$(196,225,440)	$(193,856,819)	$2,368,621

				Total Unrealized Appreciation		$2,569,506

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2017	Unrealized (Depreciation)
Danish Krone	11/07/17	Morgan Stanley	19,620	$3,091	$3,073	$(18)
Israeli Shekel	11/07/17	Morgan Stanley	2,504,493	711,989	711,565	(424)
Japanese Yen	11/07/17	Morgan Stanley	4,215,960,631	37,158,948	37,113,877	(45,071)
South Korean Won	11/07/17	Morgan Stanley	8,830,214,505	7,895,378	7,881,903	(13,475)
Unrealized Depreciation				$45,769,406	$45,710,418	$(58,988)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2017	Unrealized (Depreciation)
Australian Dollar	12/05/17	Morgan Stanley	(14,229,400)	$(10,873,817)	$(10,906,365)	$(32,548))
Swiss Franc	12/05/17	Morgan Stanley	(12,605,609)	(12,657,065)	(12,677,033)	(19,968)
Danish Krone	12/05/17	Morgan Stanley	(17,714,377)	(2,774,900)	(2,779,180)	(4,280)
Euro	12/05/17	Morgan Stanley	(43,103,276)	(50,239,976)	(50,313,354)	(73,378)
British Pound	11/07/17	Morgan Stanley	(1,055,423)	(1,393,310)	(1,401,838)	(8,528)
British Pound	12/05/17	Morgan Stanley	(21,195,853)	(28,088,867)	(28,177,081)	(88,214)
Hong Kong Dollar	11/07/17	Morgan Stanley	(42,269,648)	(5,417,181)	(5,418,470)	(1,289)
Hong Kong Dollar	12/05/17	Morgan Stanley	(42,974,318)	(5,510,463)	(5,511,165)	(702)
Israeli Shekel	11/07/17	Morgan Stanley	(2,376,478)	(672,627)	(675,194)	(2,567)
South Korean Won	11/07/17	Morgan Stanley	(8,830,214,505)	(7,721,073)	(7,881,903)	(160,830)
Norwegian Krone	12/05/17	Morgan Stanley	(8,342,531)	(1,018,699)	(1,020,535)	(1,836)
New Zealand Dollar	12/05/17	Morgan Stanley	(495,645)	(338,915)	(339,301)	(386)
Swedish Krona	12/05/17	Morgan Stanley	(38,292,420)	(4,580,086)	(4,583,503)	(3,417)
Singapore Dollar	12/05/17	Morgan Stanley	(2,739,935)	(2,009,369)	(2,011,658)	(2,289)
Unrealized Depreciation				$(133,296,348)	$(133,696,580)	$(400,232)

				Total Unrealized Depreciation		$(459,220)
Net Unrealized Appreciation (Depreciation)						$2,110,286

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks	$331,543,648	$—	$2,209	(g)	$331,545,857
Preferred Stocks	2,297,472	—	—		2,297,472
Rights	21,251	—	—		21,251
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,605,780	—	—		2,605,780
Total Investments in Securities	$336,468,151	$—	$2,209		$336,470,360
Other Financial Instruments:(h)
Forward Exchange Contracts	—	$2,569,506	—		2,569,506
Total Investments in Securities and Other Financial Instruments	$336,468,151	$2,569,506	$2,209		$339,039,866

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(h)
Forward Exchange Contracts	$—	$459,220	$—	$459,220
Total Other Financial Instruments	$—	$459,220	$—	$459,220

(f)	For a complete listing of investments and their countries, see the Schedules of Investments.
(g)	The Level 3 security, valued at $2,209 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund transferred common stock valued at $129,488 from Level 3 to Level 1 as a result of the company trading activity resuming. For the period ended October 31, 2017, there were no transfers between level 1 and level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2017(i)
Common Stock:
Hyundai Heavy Industries Co. Ltd.(j)	$129,488	$—	$(8,235)	$(30,896)	$63,555	$(47,329)	$—	$(106,583)	$—	$(30,896)
Rolls-Royce Holdings PLC(j)	—	—	9	11	2,191	(2,312)	2,310	—	2,209	11
Total	$129,488	$—	$(8,226)	$(30,885)	$65,746	$49,641	$—	$(106,583)	$2,209	$(30,885)

Information about Level 3 fair value measurements as of October 31, 2017.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	2,209	Peer Analysis	Comparable Securities

(i)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations.
(j)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks — 98.9%

Australia — 0.4%
BHP Billiton PLC	35,776	$647,307

Austria — 0.5%
ams AG*	929	84,764
ANDRITZ AG	1,231	69,609
Erste Group Bank AG*	4,938	212,211
OMV AG	2,442	146,735
Raiffeisen Bank International AG*	2,221	77,388
Telekom Austria AG*	2,413	22,634
Vienna Insurance Group AG Wiener Versicherung Gruppe	670	19,642
voestalpine AG	1,947	107,136
Total Austria		740,119

Belgium — 1.9%
Ackermans & van Haaren NV	377	64,582
Ageas	3,306	160,389
Anheuser-Busch InBev SA/NV	13,069	1,599,358
bpost SA	1,713	48,323
Colruyt SA	1,118	57,189
Groupe Bruxelles Lambert SA	1,231	132,191
KBC Group NV	4,743	394,013
Proximus SADP	2,403	79,810
Sofina SA	264	39,704
Solvay SA	1,187	176,376
Telenet Group Holding NV*	840	58,107
UCB SA	2,061	150,036
Umicore SA	3,210	143,484
Total Belgium		3,103,562

Chile — 0.1%
Antofagasta PLC	5,914	74,962

Denmark — 2.8%
AP Moller — Maersk A/S, Class A	75	139,019
AP Moller — Maersk A/S, Class B	112	215,142
Carlsberg A/S, Class B	1,812	206,941
Chr Hansen Holding A/S	1,511	132,233
Coloplast A/S, Class B	2,265	199,281
Danske Bank A/S	12,151	463,585
DSV A/S	3,194	247,015
Genmab A/S*	943	190,442
H Lundbeck A/S	1,028	61,092
ISS A/S	3,184	134,785
Jyske Bank A/S	1,140	64,428
Novo Nordisk A/S, Class B	30,268	1,505,913
Novozymes A/S, Class B	3,715	205,187
Orsted A/S‡	2,788	156,257
Pandora A/S	1,857	175,304
TDC A/S	13,792	81,552
Tryg A/S	1,937	46,123
Vestas Wind Systems A/S	3,576	315,467
William Demant Holding A/S*	1,952	56,321
Total Denmark		4,596,087

Finland — 1.6%
Elisa OYJ	2,457	99,006
Fortum OYJ	7,366	156,432
Huhtamaki OYJ	1,780	75,853
Kesko OYJ, Class B	1,179	60,227
Kone OYJ, Class B	6,551	354,640
Metso OYJ	1,790	65,081
Neste OYJ	2,161	120,410

	Shares	Value

Common Stocks (continued)

Finland (continued)
Nokia OYJ	97,340	$478,078
Nokian Renkaat OYJ	2,291	105,075
Orion OYJ, Class B	1,739	71,310
Sampo OYJ, Class A	8,058	422,235
Stora Enso OYJ, Class R	9,831	153,809
UPM-Kymmene OYJ	9,177	275,821
Wartsila OYJ Abp	2,654	170,975
Total Finland		2,608,952

France — 15.9%
Accor SA	2,999	149,652
Aeroports de Paris	484	81,531
Air Liquide SA	7,224	919,825
Airbus SE	9,404	961,318
Alstom SA	2,616	105,870
Amundi SA‡	849	71,983
Arkema SA	1,219	154,007
Atos SE	1,555	241,654
AXA SA	32,553	983,333
BioMerieux	710	55,698
BNP Paribas SA	18,581	1,451,143
Bollore SA	16,829	81,361
Bouygues SA	3,394	162,958
Bureau Veritas SA	4,375	117,198
Capgemini SE	2,658	323,113
Carrefour SA	9,451	190,252
Casino Guichard Perrachon SA	968	55,295
Christian Dior SE	179	61,463
Cie de Saint-Gobain	8,524	500,076
Cie Generale des Etablissements Michelin	3,040	439,848
Cie Plastic Omnium SA	982	40,955
CNP Assurances	2,715	63,178
Credit Agricole SA	19,588	341,829
Danone SA	10,067	822,570
Dassault Aviation SA	40	62,395
Dassault Systemes SE	2,225	236,314
Edenred	3,990	115,042
Eiffage SA	1,225	127,993
Electricite de France SA	8,207	107,463
Elior Group SA‡	2,254	64,017
Engie SA	28,318	478,671
Essilor International SA	3,498	442,952
Euler Hermes Group	269	31,215
Eurazeo SA	748	69,545
Eutelsat Communications SA	2,958	74,122
Faurecia	1,261	91,680
Fonciere Des Regions	680	69,259
Gecina SA	766	124,305
Groupe Eurotunnel SE	7,758	97,517
Hermes International	532	276,131
ICADE	608	53,122
Iliad SA	413	103,129
Imerys SA	625	56,930
Ingenico Group SA	954	92,621
Ipsen SA	586	70,860
JCDecaux SA	1,241	47,491
Kering	1,276	584,928
Klepierre SA	3,546	141,050
Lagardere SCA	1,964	64,692
Legrand SA	4,582	340,392
L’Oreal SA	4,137	920,746

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

France (continued)
LVMH Moet Hennessy Louis Vuitton SE	4,281	$1,277,209
Natixis SA	14,380	112,774
Orange SA	32,946	540,588
Orpea	724	86,746
Pernod Ricard SA	3,640	545,954
Peugeot SA	7,578	179,782
Publicis Groupe SA	3,527	229,927
Remy Cointreau SA	419	54,425
Renault SA	2,954	292,989
Rexel SA	5,191	92,674
Rubis SCA	1,313	82,414
Safran SA	5,005	527,259
Sanofi	18,791	1,779,485
Sartorius Stedim Biotech	412	28,082
Schneider Electric SE*	9,104	800,200
SCOR SE	2,691	111,743
SEB SA	465	86,672
Societe BIC SA	451	47,637
Societe Generale SA	12,612	702,294
Sodexo SA	1,485	188,997
Suez	6,249	109,925
Teleperformance	984	143,747
Thales SA	1,703	177,520
TOTAL SA	37,993	2,118,723
Ubisoft Entertainment SA*	1,301	99,272
Unibail-Rodamco SE	1,706	426,994
Valeo SA	4,094	277,097
Veolia Environnement SA	8,406	199,181
Vinci SA	7,993	782,627
Vivendi SA	18,375	456,482
Wendel SA	485	81,812
Zodiac Aerospace	3,330	95,236
Total France		26,057,159

Germany — 14.2%
adidas AG	3,383	752,933
Allianz SE	7,630	1,771,936
Axel Springer SE	763	51,465
BASF SE	15,644	1,706,175
Bayer AG	14,146	1,840,747
Bayerische Motoren Werke AG	5,490	559,613
Beiersdorf AG	1,707	191,499
Brenntag AG	2,657	150,477
CECONOMY AG	2,864	37,368
Commerzbank AG*	17,780	243,686
Continental AG	1,846	468,593
Covestro AG‡	1,914	183,639
Daimler AG	16,470	1,367,822
Deutsche Bank AG	31,740	515,808
Deutsche Boerse AG	3,197	330,275
Deutsche Lufthansa AG	4,031	128,668
Deutsche Post AG	16,306	746,910
Deutsche Telekom AG	54,620	995,166
Deutsche Wohnen AG	6,065	258,347
E.ON SE	35,206	415,464
Evonik Industries AG	2,569	93,613
Fielmann AG	421	36,906
Fraport AG Frankfurt Airport Services Worldwide	612	58,077
Fresenius Medical Care AG & Co. KGaA	3,628	350,879

	Shares	Value

Common Stocks (continued)

Germany (continued)
Fresenius SE & Co. KGaA	6,916	$577,753
FUCHS PETROLUB SE	576	28,689
GEA Group AG	3,049	147,032
Hannover Rueck SE	1,030	129,169
HeidelbergCement AG	2,543	259,127
Hella GmbH & Co. KGaA	762	45,858
Henkel AG & Co. KGaA	1,996	251,591
HOCHTIEF AG(a)	338	59,654
HUGO BOSS AG	1,103	98,735
Infineon Technologies AG	19,319	528,996
Innogy SE‡	2,200	102,387
K+S AG(a)	3,290	79,797
KION Group AG	1,140	91,250
LANXESS AG	1,583	123,703
LEG Immobilien AG	1,095	111,234
Linde AG	3,177	686,174
MAN SE	607	67,092
Merck KGaA	2,212	236,789
METRO AG*	2,779	53,077
MTU Aero Engines AG	882	148,729
Muenchener Rueckversicherungs-Gesellschaft AG	2,291	512,562
OSRAM Licht AG	1,332	101,917
ProSiebenSat.1 Media SE	3,941	137,480
Rational AG	46	30,170
RWE AG*	8,274	206,849
SAP SE	15,531	1,766,946
Siemens AG	12,996	1,854,612
Suedzucker AG	1,352	26,775
Symrise AG	2,069	161,031
Talanx AG	664	26,079
Telefonica Deutschland Holding AG	11,417	58,029
thyssenkrupp AG	7,227	192,839
TUI AG	7,490	135,270
Uniper SE(a)	3,359	94,383
United Internet AG	2,001	126,600
Volkswagen AG	499	92,661
Vonovia SE	8,089	355,823
Wacker Chemie AG	260	40,572
Wirecard AG	1,952	192,265
Zalando SE‡*(a)	1,793	89,722
Total Germany		23,285,487

Ireland — 0.9%
Allied Irish Banks PLC	11,690	69,099
Bank of Ireland Group PLC*	15,809	123,908
CRH PLC(b)	14,386	541,405
Glanbia PLC	3,369	64,836
Kerry Group PLC, Class A	2,506	252,379
Kingspan Group PLC	2,557	106,938
Paddy Power Betfair PLC	1,412	144,474
Ryanair Holdings PLC*	779	15,273
Smurfit Kappa Group PLC	4,082	121,640
Total Ireland		1,439,952

Italy — 3.7%
A2A SpA	26,527	45,581
Assicurazioni Generali SpA	22,526	410,420
Atlantia SpA	9,152	298,525
Banca Mediolanum SpA	4,391	37,418
Banco BPM SpA*	26,051	90,862

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Italy (continued)
Buzzi Unicem SpA(a)	1,263	$35,209
Buzzi Unicem SpA-RSP	693	10,988
Davide Campari-Milano SpA	9,685	77,624
Enel SpA	133,828	830,183
Eni SpA	43,064	704,350
Ferrari NV	2,164	259,406
FinecoBank Banca Fineco SpA	6,694	62,619
Intesa Sanpaolo SpA	221,762	745,574
Intesa Sanpaolo SpA-RSP	15,951	50,320
Italgas SpA	8,613	50,319
Leonardo SpA	6,669	115,215
Luxottica Group SpA	2,667	152,985
Mediaset SpA*	6,054	22,244
Mediobanca SpA	9,954	109,118
Moncler SpA	2,749	78,076
Parmalat SpA	3,353	12,695
Pirelli & C SpA‡*	6,029	47,409
Poste Italiane SpA‡	7,890	57,676
Prysmian SpA	3,638	125,447
Recordati SpA	1,705	79,271
Saipem SpA*(a)	10,033	42,170
Salvatore Ferragamo SpA	771	20,245
Snam SpA	40,710	208,007
Telecom Italia SpA*	195,034	169,268
Telecom Italia SpA-RSP	103,647	73,714
Terna Rete Elettrica Nazionale SpA	24,304	146,661
UniCredit SpA*	38,340	733,832
Unione di Banche Italiane SpA(a)	16,872	79,249
UnipolSai SpA(a)	16,455	37,495
Total Italy		6,020,175

Jersey — 0.1%
Randgold Resources Ltd.	1,593	156,436

Jordan — 0.0%(c)
Hikma Pharmaceuticals PLC(a)	2,450	37,870

Luxembourg — 0.4%
ArcelorMittal*	10,342	296,559
Eurofins Scientific SE	162	101,344
RTL Group SA	668	49,563
SES SA	6,046	98,324
Tenaris SA	8,043	110,094
Total Luxembourg		655,884

Mexico — 0.0%(c)
Fresnillo PLC	3,150	54,463

Netherlands — 6.6%
ABN AMRO Group NV‡	7,125	220,082
Aegon NV	29,778	175,808
Akzo Nobel NV	4,342	393,225
Altice NV, Class A*	10,903	205,700
Altice NV, Class B*	1,510	28,479
ASML Holding NV	5,410	975,608
ASR Nederland NV	2,491	102,147
Boskalis Westminster NV	1,384	49,497
EXOR NV	1,833	117,551
Gemalto NV	1,414	55,973
GrandVision NV‡	847	21,145
Heineken Holding NV	1,818	168,795
Heineken NV	4,055	395,199
ING Groep NV	66,904	1,236,125

	Shares	Value

Common Stocks (continued)

Netherlands (continued)
Koninklijke Ahold Delhaize NV	21,917	$412,473
Koninklijke DSM NV	3,016	257,328
Koninklijke KPN NV	52,681	181,903
Koninklijke Philips NV	16,142	657,316
Koninklijke Vopak NV	1,158	50,150
NN Group NV	5,807	243,265
OCI NV*	1,678	39,809
Philips Lighting NV‡	1,403	53,160
Randstad Holding NV	1,902	117,035
Royal Dutch Shell PLC, Class A	77,108	2,422,169
Royal Dutch Shell PLC, Class B	64,515	2,074,565
Wolters Kluwer NV	4,956	242,949
Total Netherlands		10,897,456

Norway — 1.0%
Aker BP ASA	1,785	40,971
DNB ASA	18,518	356,468
Gjensidige Forsikring ASA	2,841	53,369
Marine Harvest ASA*	6,951	135,504
Norsk Hydro ASA	22,968	177,273
Orkla ASA	13,370	130,646
Schibsted ASA, Class A	1,415	36,422
Schibsted ASA, Class B	1,574	36,840
Statoil ASA(a)	16,577	335,110
Telenor ASA(a)	11,701	248,124
Yara International ASA	2,980	141,244
Total Norway		1,691,971

Portugal — 0.2%
EDP — Energias de Portugal SA	39,030	139,268
Galp Energia SGPS SA	8,855	164,638
Jeronimo Martins SGPS SA	4,188	76,109
Total Portugal		380,015

Russia — 0.0%(c)
Polymetal International PLC	4,396	51,050

South Africa — 0.2%
Investec PLC	11,018	75,425
Mediclinic International PLC(a)	6,684	51,658
Mondi PLC	6,266	151,524
Total South Africa		278,607

Spain — 5.2%
Abertis Infraestructuras SA(a)	10,675	230,934
Acciona SA	438	36,284
Acerinox SA	2,476	35,579
ACS Actividades de Construccion y Servicios SA	4,215	166,237
Aena SME SA‡	1,092	200,360
Amadeus IT Group SA	7,116	482,880
Banco Bilbao Vizcaya Argentaria SA	114,667	1,003,596
Banco de Sabadell SA	95,778	191,800
Banco Santander SA*	269,891	1,830,806
Bankia SA	19,363	92,461
Bankinter SA	11,791	111,302
CaixaBank SA(a)	61,778	289,169
Cellnex Telecom SA‡	2,626	65,206
Corp. Financiera Alba SA	350	20,529
Distribuidora Internacional de Alimentacion SA	10,456	51,159
EDP Renovaveis SA	2,610	21,588

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Spain (continued)
Enagas SA	3,895	$112,212
Endesa SA	5,467	125,147
Ferrovial SA*	8,241	179,047
Gas Natural SDG SA	5,328	114,020
Grifols SA	5,698	178,393
Grupo Catalana Occidente SA	760	31,988
Iberdrola SA	96,028	776,139
Industria de Diseno Textil SA	18,079	675,957
Mapfre SA	16,869	55,201
Mediaset Espana Comunicacion SA	3,212	34,919
Merlin Properties Socimi SA	5,756	75,973
Red Electrica Corp. SA	7,360	162,992
Repsol SA	19,908	373,040
Siemens Gamesa Renewable Energy SA	3,826	55,491
Telefonica SA	75,706	794,272
Zardoya Otis SA	3,115	33,748
Total Spain		8,608,429

Sweden — 4.6%
Alfa Laval AB	5,399	136,784
Assa Abloy AB, B Shares	16,086	339,520
Atlas Copco AB, A Shares	10,820	474,582
Atlas Copco AB, B Shares	6,495	257,960
Boliden AB	4,675	163,618
Electrolux AB	3,808	134,639
Essity AB, B Shares*	10,176	304,242
Fastighets AB Balder, B Shares*	1,688	43,955
Getinge AB, B Shares	3,817	75,138
Hennes & Mauritz AB, B Shares	16,247	407,931
Hexagon AB, B Shares	4,299	220,450
Husqvarna AB, B Shares	6,359	62,133
ICA Gruppen AB	1,355	49,980
Industrivarden AB, A Shares	3,571	96,912
Industrivarden AB, C Shares	2,859	73,492
Investment AB Latour, B Shares(a)	2,054	28,534
Investor AB, B Shares	7,800	386,562
Kinnevik AB, B Shares	4,001	131,283
L E Lundbergforetagen AB, B Shares	631	49,256
Lundin Petroleum AB*	2,977	70,017
Melker Schorling AB	179	12,358
Nordea Bank AB	54,687	661,068
Saab AB, B Shares	722	36,894
Sandvik AB	18,475	337,422
Securitas AB, B Shares	5,515	96,772
Skandinaviska Enskilda Banken AB, A Shares	24,578	302,975
Skandinaviska Enskilda Banken AB, C Shares	350	4,327
Skanska AB, B Shares	6,133	134,575
SKF AB, B Shares	6,532	151,912
Svenska Cellulosa AB SCA, B Shares	10,155	95,342
Svenska Handelsbanken AB, A Shares	25,133	360,252
Svenska Handelsbanken AB, B Shares	627	9,062
Swedbank AB, A Shares	18,043	447,853
Swedish Match AB	3,078	115,961
Tele2 AB, B Shares	5,938	75,539

	Shares	Value

Common Stocks (continued)

Sweden (continued)
Telefonaktiebolaget LM Ericsson, A Shares	628	$3,965
Telefonaktiebolaget LM Ericsson, B Shares	50,837	320,016
Telia Co. AB	44,389	205,460
Trelleborg AB, B Shares	4,173	103,380
Volvo AB, B Shares	26,867	532,411
Total Sweden		7,514,532

Switzerland — 13.6%
ABB Ltd.	33,206	868,793
Adecco Group AG	2,858	226,937
Aryzta AG*(a)	1,469	46,673
Baloise Holding AG	793	125,139
Banque Cantonale Vaudoise	48	34,551
Barry Callebaut AG*	33	51,546
Chocoladefabriken Lindt & Spruengli AG	18	104,284
Chocoladefabriken Lindt & Spruengli AG	2	138,965
Cie Financiere Richemont SA	8,764	808,876
Clariant AG*	4,709	118,575
Coca-Cola HBC AG*	3,351	113,252
Credit Suisse Group AG*	43,957	693,663
DKSH Holding AG	449	37,679
Dufry AG*	549	81,788
EMS-Chemie Holding AG	123	80,700
Ferguson PLC	4,355	304,487
Flughafen Zurich AG	324	70,534
Geberit AG	625	283,156
Givaudan SA	159	355,389
Glencore PLC*	200,556	966,772
Helvetia Holding AG	106	57,052
Idorsia Ltd.*	1,333	26,278
Julius Baer Group Ltd.*	3,716	219,948
Kuehne + Nagel International AG	854	149,244
LafargeHolcim Ltd.*	8,264	467,171
Logitech International SA	2,448	87,527
Lonza Group AG*	1,276	339,226
Nestle SA	53,367	4,491,865
Novartis AG	40,483	3,338,385
Pargesa Holding SA	494	41,406
Partners Group Holding AG	285	191,849
PSP Swiss Property AG	681	59,984
Roche Holding AG	11,943	2,761,699
Roche Holding AG	455	105,808
Schindler Holding AG — Participating Certificate	690	156,510
Schindler Holding AG — Registered	323	71,385
SGS SA	86	212,584
Sika AG	36	266,714
Sonova Holding AG	869	157,009
STMicroelectronics NV	10,755	253,087
Straumann Holding AG	166	115,990
Sulzer AG	210	26,924
Swatch Group AG (The) — Bearer	517	202,796
Swatch Group AG (The) — Registered	802	60,504
Swiss Life Holding AG*	556	193,440
Swiss Prime Site AG*	1,210	103,362
Swiss Re AG	5,336	502,391

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Switzerland (continued)
Swisscom AG	385	$194,663
Temenos Group AG*	1,004	116,032
UBS Group AG*	59,799	1,018,647
Vifor Pharma AG	888	114,296
Zurich Insurance Group AG	2,585	789,659
Total Switzerland		22,405,194

United Arab Emirates — 0.0%(c)
NMC Health PLC	1,380	52,998

United Kingdom — 24.3%
3i Group PLC	16,387	209,125
Admiral Group PLC	3,463	88,479
Aggreko PLC	4,110	51,140
Anglo American PLC(a)	19,296	363,863
Ashmore Group PLC	6,725	34,373
Ashtead Group PLC	8,551	220,293
Associated British Foods PLC	5,983	264,732
AstraZeneca PLC(b)	21,798	1,456,596
Auto Trader Group PLC‡	16,174	73,563
Aviva PLC(b)	69,832	468,304
Babcock International Group PLC	4,437	47,844
BAE Systems PLC	54,772	431,679
Barclays PLC	292,213	721,569
Barratt Developments PLC	17,242	149,858
Bellway PLC	2,101	101,836
Berkeley Group Holdings PLC	2,211	109,840
Booker Group PLC	28,241	75,455
BP PLC	331,611	2,246,732
British American Tobacco PLC(b)	39,356	2,545,722
British Land Co. PLC (The)	17,705	141,303
BT Group PLC	144,129	498,204
Bunzl PLC	5,732	178,497
Burberry Group PLC	7,364	185,997
Capita PLC	11,365	79,083
Capital & Counties Properties PLC	12,842	45,345
Centrica PLC	96,230	216,985
CNH Industrial NV	16,421	209,852
Cobham PLC*	41,090	75,846
Compass Group PLC	27,185	596,739
ConvaTec Group PLC‡	22,561	58,692
Croda International PLC	2,177	120,957
CYBG PLC*	15,102	63,172
Daily Mail & General Trust PLC, Class A	4,682	43,118
DCC PLC	1,524	144,499
Derwent London PLC	1,721	61,157
Diageo PLC	42,529	1,452,573
Direct Line Insurance Group PLC	23,704	117,003
Dixons Carphone PLC	17,527	40,359
DS Smith PLC	16,190	112,013
easyJet PLC	3,737	66,449
Experian PLC	15,977	336,496
Fiat Chrysler Automobiles NV*	18,740	323,974
G4S PLC	26,671	99,524
GKN PLC	29,548	124,385
GlaxoSmithKline PLC(b)	83,170	1,499,300
Halma PLC	6,501	102,042
Hammerson PLC	13,628	94,830
Hargreaves Lansdown PLC	4,183	87,877
Howden Joinery Group PLC	10,267	55,913
HSBC Holdings PLC(b)	345,306	3,367,128

	Shares	Value

Common Stocks (continued)

United Kingdom (continued)
IMI PLC	4,580	$74,322
Imperial Brands PLC	16,429	669,888
Inchcape PLC	7,160	74,306
Informa PLC	14,143	130,905
Inmarsat PLC	7,747	63,886
InterContinental Hotels Group PLC	3,243	179,669
International Consolidated Airlines Group SA	17,878	150,993
Intertek Group PLC	2,777	200,059
Intu Properties PLC	15,578	44,684
ITV PLC	64,173	140,185
J Sainsbury PLC	27,670	89,105
John Wood Group PLC	11,310	106,861
Johnson Matthey PLC	3,270	146,817
Just Eat PLC*	9,860	102,130
Kingfisher PLC	37,630	156,209
Land Securities Group PLC	13,079	167,778
Legal & General Group PLC(b)	101,795	360,927
Lloyds Banking Group PLC	1,227,912	1,113,541
London Stock Exchange Group PLC	5,382	268,800
Marks & Spencer Group PLC	27,997	127,932
Meggitt PLC	13,295	91,542
Melrose Industries PLC	32,404	94,625
Merlin Entertainments PLC‡	11,996	60,343
Micro Focus International PLC	7,451	261,711
National Grid PLC	59,182	712,033
Next PLC	2,395	156,510
Old Mutual PLC	81,774	207,410
Pearson PLC	14,139	132,088
Pennon Group PLC	7,139	75,273
Persimmon PLC	5,285	196,651
Provident Financial PLC(a)	2,608	32,261
Prudential PLC(b)	44,495	1,094,294
Reckitt Benckiser Group PLC(b)	10,712	958,054
RELX NV	15,384	347,500
RELX PLC	18,274	420,547
Rentokil Initial PLC	31,666	141,207
Rightmove PLC	1,578	87,047
Rio Tinto PLC(b)	20,460	964,123
Rolls-Royce Holdings PLC*	28,262	365,172
Rolls-Royce Holdings PLC*(d)(e)	1,290,898	1,714
Royal Bank of Scotland Group PLC*	55,464	208,071
Royal Mail PLC	15,744	78,277
RPC Group PLC	7,010	87,737
RSA Insurance Group PLC	17,550	146,592
Sage Group PLC (The)	18,610	184,237
Schroders PLC	1,919	89,013
Segro PLC	17,167	123,787
Severn Trent PLC	4,067	114,010
Sky PLC*	17,783	222,689
Smith & Nephew PLC	15,064	284,260
Smiths Group PLC	6,817	142,217
Spirax-Sarco Engineering PLC	1,261	94,612
SSE PLC	17,199	315,641
St James’s Place PLC	8,972	140,232
Standard Chartered PLC*	46,373	462,104
Standard Life Aberdeen PLC	46,632	266,154
Tate & Lyle PLC	7,937	68,141
Taylor Wimpey PLC	55,928	148,168
See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

United Kingdom (continued)
TechnipFMC PLC*	7,877	$214,175
Tesco PLC	140,512	338,480
Travis Perkins PLC	4,319	87,178
Unilever NV	26,339	1,531,266
Unilever PLC(b)	20,296	1,150,719
United Utilities Group PLC	11,749	129,965
Vodafone Group PLC	458,558	1,312,880
Weir Group PLC (The)	3,806	98,708
Whitbread PLC	3,149	154,431
William Hill PLC	14,611	50,137
Wm Morrison Supermarkets PLC	37,115	110,501
Worldpay Group PLC‡	32,045	172,770
WPP PLC	21,303	377,380
Total United Kingdom		39,933,949

United States — 0.7%
Carnival PLC	3,090	203,568
QIAGEN NV*	3,753	127,117
Shire PLC	15,317	756,860
Total United States		1,087,545

Total Common Stocks (Cost $149,037,692)		162,380,161

Preferred Stocks — 0.9%

Germany — 0.8%
Bayerische Motoren Werke AG	949	82,827
FUCHS PETROLUB SE	1,193	66,981
Henkel AG & Co. KGaA	2,983	418,743
Porsche Automobil Holding SE	2,636	191,342
RWE AG	593	11,219
Sartorius AG	590	54,992
Volkswagen AG	3,130	568,457
Total Germany		1,394,561

Spain — 0.1%
Grifols SA, Class B	4,413	101,996

Total Preferred Stocks (Cost $1,316,706)		1,496,557

	Shares	Value
Rights — 0.0%(c)

Spain — 0.0%(c)
Banco Santander SA	269,891	$12,891
Ferrovial SA	8,241	3,965
Total Spain		16,856

Total Rights (Cost $16,585)		16,856

Investment of Cash Collateral For Securities Loaned — 1.3%

Money Market Fund — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(f) (Cost $2,105,948)	2,105,948	2,105,948

Total Investments — 101.1% (Cost $152,476,931)		165,999,522

Other Assets and Liabilities, Net — (1.1)%		(1,757,960)

Net Assets — 100.0%		$164,241,562

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,023,589; total market value of collateral held by the Fund was $2,141,812. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $35,864.
(b)	All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $8,431,210.
(c)	Less than 0.05%.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2017, the value of this security was $1,714. The security is fair valued using significant unobservable input. The valuation technique can be found at the end of the schedule of investments for the Fund.
(f)	Reflects the 1-day yield at October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2017 (unaudited)

Forward Exchange Contracts Outstanding as of October 31, 2017:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2017	Unrealized Appreciation
Swiss Franc	11/07/17	Morgan Stanley	10,162,696	$10,186,806	$10,200,176	$13,370
Danish Krone	11/07/17	Morgan Stanley	14,078,706	2,202,176	2,204,993	2,817
Euro	11/07/17	Morgan Stanley	34,522,609	40,181,855	40,232,747	50,892
British Pound	11/07/17	Morgan Stanley	17,116,379	22,666,030	22,734,381	68,351
Norwegian Krone	11/07/17	Morgan Stanley	6,639,970	810,353	811,682	1,329
Swedish Krona	11/07/17	Morgan Stanley	30,603,766	3,655,696	3,657,027	1,331
Unrealized Appreciation				$79,702,916	$79,841,006	$138,090

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2017	Unrealized Appreciation
Swiss Franc	11/07/17	Morgan Stanley	(10,162,696)	$(10,513,185)	$(10,200,176)	$313,009
Danish Krone	11/07/17	Morgan Stanley	(14,094,748)	(2,242,179)	(2,207,505)	34,674
Euro	11/07/17	Morgan Stanley	(34,522,609)	(40,868,020)	(40,232,747)	635,273
British Pound	11/07/17	Morgan Stanley	(16,591,604)	(22,296,164)	(22,037,363)	258,801
Norwegian Krone	11/07/17	Morgan Stanley	(6,639,970)	(834,852)	(811,682)	23,170
Swedish Krona	11/07/17	Morgan Stanley	(30,603,766)	(3,759,409)	(3,657,027)	102,382
Unrealized Appreciation				$(80,513,809)	$(79,146,500)	$1,367,309

				Total Unrealized Appreciation		$1,505,399

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2017	Unrealized (Depreciation)
Danish Krone . . .	11/07/17	Morgan Stanley	16,042	$2,527	$2,513	$(14)
Unrealized Depreciation				$2,527	$2,513	$(14)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2017	Unrealized (Depreciation)
Swiss Franc	12/05/17	Morgan Stanley	(10,392,479)	$(10,434,901)	$(10,451,364)	$(16,463)
Danish Krone	12/05/17	Morgan Stanley	(14,698,224)	(2,302,430)	(2,305,981)	(3,551)
Euro	12/05/17	Morgan Stanley	(35,630,636)	(41,530,075)	(41,590,732)	(60,657)
British Pound	11/07/17	Morgan Stanley	(524,775)	(692,601)	(697,019)	(4,418)
British Pound	12/05/17	Morgan Stanley	(17,484,759)	(23,170,904)	(23,243,672)	(72,768)
Norwegian Krone	12/05/17	Morgan Stanley	(6,926,666)	(845,809)	(847,333)	(1,524)
Swedish Krona . . .	12/05/17	Morgan Stanley	(31,462,324)	(3,763,150)	(3,765,958)	(2,808)
Unrealized Depreciation				$(82,739,870)	$(82,902,059)	$(162,189)

				Total Unrealized Depreciation		$(162,203)
Net Unrealized Appreciation (Depreciation)						$1,343,196

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(g)
Common Stocks	$162,378,447	$—	$1,714	(h)	$162,380,161
Preferred Stocks	1,496,557	—	—		1,496,557
Rights	16,856	—	—		16,856
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,105,948	—	—		2,105,948
Total Investments in Securities	165,997,808	—	1,714		165,999,522
Other Financial Instruments:(i)
Forward Exchange Contracts	—	1,505,399	—		1,505,399
Total Investments in Securities and Other Financial Instruments	$165,997,808	$1,505,399	$1,714		$167,504,921

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2017 (unaudited)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(i)
Forward Exchange Contracts	$—	$162,203	$—	$162,203
Total Other Financial Instruments	$—	$162,203	$—	$162,203

(g)	For a complete listing of investments and their countries, see the Schedules of Investments.
(h)	The Level 3 security, valued at $1,714 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2017(j)
Common Stock:
Rolls-Royce Holdings PLC(k)	$—	$—	$6	$10	$1,700	$(1,437)	$1,435	$—	$1,714	$10
Total	$—	$—	$6	$10	$1,700	$(1,437)	$1,435	$—	$1,714	$10

Information about Level 3 fair value measurements as of October 31, 2017.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$1,714	Peer Analysis	Comparable Securities

(j)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations.
(k)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks — 99.7%

Consumer Discretionary — 19.5%
ABC-Mart, Inc.	226	$11,377
Adastria Co., Ltd.	239	5,191
Aisin Seiki Co., Ltd.	1,592	81,821
Aoyama Trading Co., Ltd.	408	15,081
Asics Corp.	1,572	23,892
ASKUL Corp.	178	4,778
Autobacs Seven Co., Ltd.	534	9,155
Bandai Namco Holdings, Inc.	1,732	59,065
Benesse Holdings, Inc.	615	20,756
Bic Camera, Inc.	1,321	16,183
Bridgestone Corp.	5,559	263,689
Canon Marketing Japan, Inc.	395	9,900
Casio Computer Co., Ltd.	1,925	28,257
CyberAgent, Inc.	850	26,181
Daiichikosho Co., Ltd.	360	16,918
Denso Corp.	4,341	236,553
Dentsu, Inc.	1,957	83,099
Don Quijote Holdings Co., Ltd.	1,043	43,462
Exedy Corp.	256	7,615
Fast Retailing Co., Ltd.	456	150,930
Fuji Media Holdings, Inc.	404	6,186
Fujitsu General Ltd.	486	9,251
H2O Retailing Corp.	747	13,720
Hakuhodo DY Holdings, Inc.	2,105	28,918
Haseko Corp.	2,489	35,923
Heiwa Corp.	457	8,402
Hikari Tsushin, Inc.	199	25,674
HIS Co., Ltd.	283	9,452
Honda Motor Co., Ltd.	15,865	491,881
Iida Group Holdings Co., Ltd.	1,258	23,980
Isetan Mitsukoshi Holdings Ltd.	3,170	34,258
Isuzu Motors Ltd.	4,839	70,202
Izumi Co., Ltd.	345	17,822
J Front Retailing Co., Ltd.	2,192	32,177
Koito Manufacturing Co., Ltd.	1,016	67,417
Komeri Co., Ltd.	244	7,269
K’s Holdings Corp.	691	15,799
Marui Group Co., Ltd.	1,871	28,403
Mazda Motor Corp.	5,058	72,200
Mitsubishi Motors Corp.	5,574	44,198
NGK Spark Plug Co., Ltd.	1,701	38,307
NHK Spring Co., Ltd.	1,411	15,994
Nifco, Inc.	372	24,226
Nikon Corp.	3,092	58,313
Nippon Television Holdings, Inc.	444	7,955
Nissan Motor Co., Ltd.	17,161	165,901
Nissan Shatai Co., Ltd.	543	5,749
Nitori Holdings Co., Ltd.	656	94,997
NOK Corp.	1,003	24,424
Oriental Land Co., Ltd.	1,687	134,420
PALTAC Corp.	277	10,958
Panasonic Corp.	18,957	283,696
Rakuten, Inc.	7,104	75,585
Resorttrust, Inc.	571	11,181
Rinnai Corp.	326	27,800
Ryohin Keikaku Co., Ltd.	210	61,727
Sankyo Co., Ltd.	446	14,346
Sanrio Co., Ltd.	513	8,469
Sega Sammy Holdings, Inc.	1,756	24,556
Sekisui Chemical Co., Ltd.	3,206	64,216
Sekisui House Ltd.	5,154	95,750
Sharp Corp.*(a)	1,284	40,510

	Shares	Value

Common Stocks (continued)

Consumer Discretionary (continued)
Shimachu Co., Ltd.	397	$11,163
Shimamura Co., Ltd.	191	21,213
Shimano, Inc.	694	94,484
Shochiku Co., Ltd.	82	12,167
SKY Perfect JSAT Holdings, Inc.	1,065	4,911
Skylark Co., Ltd.	1,081	16,125
Sony Corp.	11,232	436,212
Stanley Electric Co., Ltd.	1,317	48,273
Start Today Co., Ltd.	1,582	43,020
Subaru Corp.	5,448	186,410
Sumitomo Electric Industries Ltd.	6,691	113,146
Sumitomo Forestry Co., Ltd.	1,147	19,219
Sumitomo Rubber Industries Ltd.	1,572	29,661
Suzuki Motor Corp.	3,654	198,569
Takashimaya Co., Ltd.	2,625	23,979
Toho Co., Ltd.	1,017	33,563
Tokai Rika Co., Ltd.	431	8,974
Tokyo Broadcasting System Holdings, Inc.	306	6,183
Toyo Tire & Rubber Co., Ltd.	878	19,734
Toyoda Gosei Co., Ltd.	643	15,550
Toyota Boshoku Corp.	530	10,597
Toyota Industries Corp.	1,422	86,474
Toyota Motor Corp.	23,267	1,431,280
TS Tech Co., Ltd.	446	15,857
TV Asahi Holdings Corp.	188	3,766
USS Co., Ltd.	1,909	38,304
Wacoal Holdings Corp.	528	15,032
Yamada Denki Co., Ltd.	6,489	34,378
Yamaha Corp.	1,480	57,830
Yamaha Motor Co., Ltd.	2,479	73,521
Yokohama Rubber Co., Ltd. (The)	928	20,662
Zensho Holdings Co., Ltd.	804	14,866
Total Consumer Discretionary		6,591,238

Consumer Staples — 8.2%
Aeon Co., Ltd.	6,196	95,451
Ain Holdings, Inc.	175	11,936
Ajinomoto Co., Inc.	4,511	90,375
Ariake Japan Co., Ltd.	156	11,903
Asahi Group Holdings Ltd.	3,386	153,790
Calbee, Inc.	666	22,360
Coca-Cola Bottlers Japan, Inc.	1,047	36,396
Cosmos Pharmaceutical Corp.	78	16,193
Ezaki Glico Co., Ltd.	460	25,463
FamilyMart UNY Holdings Co., Ltd.	722	40,919
Fuji Oil Holdings, Inc.	392	10,522
House Foods Group, Inc.	647	19,160
Ito En Ltd.	497	17,342
Itoham Yonekyu Holdings, Inc.	1,171	11,140
Japan Tobacco, Inc.	10,628	350,463
Kagome Co., Ltd.	696	23,092
Kao Corp.	4,283	257,666
Kewpie Corp.	999	24,810
Kikkoman Corp.	1,566	53,473
Kirin Holdings Co., Ltd.	7,445	177,198
Kobayashi Pharmaceutical Co., Ltd.	545	31,368
Kose Corp.	255	30,812
Kusuri no Aoki Holdings Co., Ltd.	137	7,596
Lawson, Inc.	427	27,808
Lion Corp.	2,242	42,934

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Consumer Staples (continued)
Matsumotokiyoshi Holdings Co., Ltd.	349	$25,001
Megmilk Snow Brand Co., Ltd.	362	10,099
MEIJI Holdings Co., Ltd.	1,200	97,791
Mitsubishi Shokuhin Co., Ltd.	122	3,602
Morinaga & Co., Ltd.	355	20,213
NH Foods Ltd.	1,799	51,613
Nichirei Corp.	950	24,346
Nisshin Seifun Group, Inc.	2,318	40,575
Nissin Foods Holdings Co., Ltd.	613	38,464
Pigeon Corp.	960	33,836
Pola Orbis Holdings, Inc.	651	20,625
Sapporo Holdings Ltd.	546	17,202
Seven & i Holdings Co., Ltd.	6,854	275,777
Shiseido Co., Ltd.	3,451	141,921
Sugi Holdings Co., Ltd.	316	16,018
Sundrug Co., Ltd.	584	25,363
Suntory Beverage & Food Ltd.	1,115	50,927
Takara Holdings, Inc.	1,535	14,927
Toyo Suisan Kaisha Ltd.	801	30,699
Tsuruha Holdings, Inc.	320	39,511
Unicharm Corp.	3,404	77,064
Welcia Holdings Co., Ltd.	436	16,499
Yakult Honsha Co., Ltd.	907	74,552
Yamazaki Baking Co., Ltd.	1,110	19,928
Total Consumer Staples		2,756,723

Energy — 0.9%
Cosmo Energy Holdings Co., Ltd.	566	12,901
Idemitsu Kosan Co., Ltd.	1,301	37,726
Inpex Corp.	8,115	86,020
Japan Petroleum Exploration Co., Ltd.	266	5,452
JXTG Holdings, Inc.	28,307	145,284
Showa Shell Sekiyu K.K.	1,672	19,600
Total Energy		306,983

Financials — 12.8%
77 Bank Ltd. (The)	617	15,578
Acom Co., Ltd.*(a)	3,316	13,716
AEON Financial Service Co., Ltd.	1,024	21,871
Aiful Corp.*	2,538	8,778
Aozora Bank Ltd.	1,039	40,461
Aplus Financial Co., Ltd.*	800	789
Awa Bank Ltd. (The)	1,652	11,136
Bank of Kyoto Ltd. (The)	643	33,500
Chiba Bank Ltd. (The)	5,826	44,196
Chugoku Bank Ltd. (The)	1,536	21,804
Concordia Financial Group Ltd.	10,548	55,232
Credit Saison Co., Ltd.	1,426	28,538
Dai-ichi Life Holdings, Inc.	10,090	190,247
Daishi Bank Ltd. (The)	281	13,675
Daiwa Securities Group, Inc.	14,280	88,686
Fukuoka Financial Group, Inc.	6,502	33,245
Gunma Bank Ltd. (The)	3,819	24,400
Hachijuni Bank Ltd. (The)	3,654	22,703
Hiroshima Bank Ltd. (The)	2,612	21,929
Hitachi Capital Corp.	369	8,953
Hokuhoku Financial Group, Inc.	1,111	18,176
Iyo Bank Ltd. (The)	2,380	20,359
Jafco Co., Ltd.	271	13,284
Japan Exchange Group, Inc.	4,786	85,544

	Shares	Value

Common Stocks (continued)

Financials (continued)
Japan Post Bank Co., Ltd.	3,629	$45,702
Japan Post Holdings Co., Ltd.	11,998	138,110
Japan Post Insurance Co., Ltd.	566	12,189
Juroku Bank Ltd. (The)	305	10,227
Keiyo Bank Ltd. (The)	2,045	9,934
Kyushu Financial Group, Inc.	3,439	21,700
Matsui Securities Co., Ltd.	891	7,441
Mebuki Financial Group, Inc.	9,045	37,412
Mitsubishi UFJ Financial Group, Inc.	114,366	767,439
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,814	19,938
Mizuho Financial Group, Inc.	225,911	407,367
MS&AD Insurance Group Holdings, Inc.	4,438	149,782
Nishi-Nippon Financial Holdings, Inc.	1,355	15,657
Nomura Holdings, Inc.	29,824	170,288
North Pacific Bank Ltd.	2,444	8,152
Orient Corp.	4,961	7,990
ORIX Corp.	11,410	194,652
Resona Holdings, Inc.	19,437	104,036
San-In Godo Bank Ltd. (The)	1,311	11,953
SBI Holdings, Inc.	1,776	27,805
Senshu Ikeda Holdings, Inc.	2,311	8,867
Seven Bank Ltd.	5,834	21,461
Shiga Bank Ltd. (The)	2,203	12,544
Shinsei Bank Ltd.	1,453	24,308
Shizuoka Bank Ltd. (The)	4,679	45,172
Sompo Holdings, Inc.	3,245	129,623
Sony Financial Holdings, Inc.	1,549	25,464
Sumitomo Mitsui Financial Group, Inc.	11,881	472,291
Sumitomo Mitsui Trust Holdings, Inc.	3,319	129,833
Suruga Bank Ltd.	1,547	34,962
T&D Holdings, Inc.	5,337	82,124
Tokai Tokyo Financial Holdings, Inc.	1,992	12,938
Tokio Marine Holdings, Inc.	6,213	265,459
Tokyo Century Corp.	406	17,597
Yamaguchi Financial Group, Inc.	2,016	24,271
Zenkoku Hosho Co., Ltd.	439	17,965
Total Financials		4,329,453

Health Care — 7.1%
Alfresa Holdings Corp.	1,583	30,105
Asahi Intecc Co., Ltd.	442	25,517
Astellas Pharma, Inc.	18,391	244,151
Chugai Pharmaceutical Co., Ltd.	1,922	91,339
Daiichi Sankyo Co., Ltd.	5,786	132,391
Eisai Co., Ltd.	2,347	130,063
Hisamitsu Pharmaceutical Co., Inc.	641	35,144
Hoya Corp.	3,340	180,448
Kaken Pharmaceutical Co., Ltd.	302	15,255
Kissei Pharmaceutical Co., Ltd.	277	7,594
KYORIN Holdings, Inc.	399	8,161
Kyowa Hakko Kirin Co., Ltd.	2,253	41,400
M3, Inc.	1,788	53,107
Medipal Holdings Corp.	1,393	25,720
Miraca Holdings, Inc.	455	21,102
Mitsubishi Tanabe Pharma Corp.	1,968	43,195
Mochida Pharmaceutical Co., Ltd.	112	8,161
Nihon Kohden Corp.	652	14,419
Nippon Shinyaku Co., Ltd.	456	32,184

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)

Health Care (continued)
Nipro Corp.	1,032	$14,976
Olympus Corp.	2,500	92,185
Ono Pharmaceutical Co., Ltd.	3,927	89,768
Otsuka Holdings Co., Ltd.	3,725	155,124
PeptiDream, Inc.*	703	22,210
Rohto Pharmaceutical Co., Ltd.	846	19,439
Santen Pharmaceutical Co., Ltd.	3,219	50,964
Sawai Pharmaceutical Co., Ltd.	284	16,071
Shionogi & Co., Ltd.	2,556	136,921
Sumitomo Dainippon Pharma Co., Ltd.	1,451	20,648
Suzuken Co., Ltd.	702	25,175
Sysmex Corp.	1,279	87,008
Taisho Pharmaceutical Holdings Co., Ltd.	406	30,764
Takeda Pharmaceutical Co., Ltd.	6,784	381,798
Terumo Corp.	2,727	112,915
Tsumura & Co.	575	21,304
Total Health Care		2,416,726

Industrials — 21.7%
Aica Kogyo Co., Ltd.	457	15,886
Amada Holdings Co., Ltd.	2,899	35,743
ANA Holdings, Inc.	1,040	39,777
Asahi Glass Co., Ltd.	1,709	66,627
Central Japan Railway Co.	1,612	291,814
Chiyoda Corp.	1,337	7,872
COMSYS Holdings Corp.	923	23,239
Dai Nippon Printing Co., Ltd.	2,618	62,322
Daifuku Co., Ltd.	830	40,247
Daikin Industries Ltd.	2,356	258,552
DMG Mori Co., Ltd.	890	17,748
East Japan Railway Co.	3,309	319,455
Ebara Corp.	894	31,943
FANUC Corp.	1,727	400,783
Fuji Electric Co., Ltd.	5,568	40,034
Fujikura Ltd.	2,389	20,646
Fukuyama Transporting Co., Ltd.	289	9,347
Furukawa Electric Co., Ltd.	546	33,059
Glory Ltd.	479	17,789
GS Yuasa Corp.	3,375	16,841
Hankyu Hanshin Holdings, Inc.	2,025	78,501
Hino Motors Ltd.	2,383	30,430
Hitachi Construction Machinery Co., Ltd.	941	32,007
Hitachi Transport System Ltd.	375	9,237
Hoshizaki Corp.	464	43,734
IHI Corp.	1,155	41,319
ITOCHU Corp.	12,563	218,689
Japan Airlines Co., Ltd.	1,050	35,761
Japan Airport Terminal Co., Ltd.	405	14,292
Japan Steel Works Ltd. (The)	547	13,792
JGC Corp.	1,916	31,852
JTEKT Corp.	2,009	32,814
Kajima Corp.	8,135	83,977
Kamigumi Co., Ltd.	930	22,139
Kandenko Co., Ltd.	907	8,900
Kawasaki Heavy Industries Ltd.	1,295	44,789
Kawasaki Kisen Kaisha Ltd.*	721	18,731
Keihan Holdings Co., Ltd.	869	26,461
Keikyu Corp.	2,207	45,430
Keio Corp.	1,022	44,341

	Shares	Value
Common Stocks (continued)

Industrials (continued)
Keisei Electric Railway Co., Ltd.	1,237	$37,122
Kinden Corp.	1,139	19,145
Kintetsu Group Holdings Co., Ltd.	1,596	61,098
Komatsu Ltd.	8,126	264,383
Kubota Corp.	9,930	185,396
Kurita Water Industries Ltd.	977	30,867
Kyudenko Corp.	341	15,035
Kyushu Railway Co.	1,425	45,460
LIXIL Group Corp.	2,313	63,306
Mabuchi Motor Co., Ltd.	458	23,821
Maeda Corp.	1,164	14,546
Maeda Road Construction Co., Ltd.	506	10,852
Makita Corp.	2,167	90,586
Marubeni Corp.	13,909	92,625
MINEBEA MITSUMI, Inc.	3,770	68,413
MISUMI Group, Inc.	2,451	66,867
Mitsubishi Corp.	11,437	266,575
Mitsubishi Electric Corp.	17,575	298,743
Mitsubishi Heavy Industries Ltd.	2,542	98,857
Mitsubishi Logistics Corp.	590	15,187
Mitsui & Co., Ltd.	14,918	221,742
Mitsui Engineering & Shipbuilding Co., Ltd.	641	8,321
Mitsui OSK Lines Ltd.	982	29,815
Miura Co., Ltd.	855	19,977
MonotaRO Co., Ltd.	510	13,958
Nabtesco Corp.	1,034	40,858
Nagase & Co., Ltd.	963	16,263
Nagoya Railroad Co., Ltd.	1,616	36,180
Nankai Electric Railway Co., Ltd.	969	24,952
NGK Insulators Ltd.	2,352	46,055
Nidec Corp.	2,083	274,880
Nihon M&A Center, Inc.	558	26,567
Nippo Corp.	443	9,220
Nippon Express Co., Ltd.	650	41,015
Nippon Yusen K.K.*	1,426	29,905
Nishi-Nippon Railroad Co., Ltd.	659	17,544
Nisshinbo Holdings, Inc.	1,249	14,883
NSK Ltd.	4,044	57,477
NTN Corp.	3,706	17,808
Obayashi Corp.	5,983	77,927
Odakyu Electric Railway Co., Ltd.	2,711	52,726
OKUMA Corp.	261	15,872
OSG Corp.	622	13,400
Park24 Co., Ltd.(a)	927	21,366
Persol Holdings Co., Ltd.	1,500	36,988
Pilot Corp.	217	10,904
Recruit Holdings Co., Ltd.	10,639	259,913
Sankyu, Inc.	434	17,875
Sanwa Holdings Corp.	1,760	21,979
Secom Co., Ltd.	1,723	130,055
Seibu Holdings, Inc.	1,919	34,097
Seino Holdings Co., Ltd.	1,290	18,698
Shimizu Corp.	5,030	58,830
SMC Corp.	516	196,355
Sohgo Security Services Co., Ltd.	592	28,342
Sojitz Corp.	11,134	33,413
Sotetsu Holdings, Inc.	677	17,379
Sumitomo Corp.	9,961	143,195
Sumitomo Heavy Industries Ltd.	1,002	41,798
Tadano Ltd.	997	15,048

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Industrials (continued)
Taisei Corp.	1,868	$103,075
THK Co., Ltd.	1,013	36,729
Tobu Railway Co., Ltd.	1,792	52,358
Toda Corp.	2,018	16,356
Tokyu Corp.	4,380	65,914
Toppan Forms Co., Ltd.	345	3,546
Toppan Printing Co., Ltd.	4,644	46,918
Toshiba Corp.*	33,936	98,257
TOTO Ltd.	1,280	62,293
Toyota Tsusho Corp.	1,981	71,478
Ushio, Inc.	1,022	14,067
West Japan Railway Co.	1,631	114,441
Yamato Holdings Co., Ltd.	3,160	64,282
Total Industrials		7,339,098

Information Technology — 12.6%
Advantest Corp.	1,575	35,608
Alps Electric Co., Ltd.	1,673	50,722
Azbil Corp.	575	24,998
Brother Industries Ltd.	2,096	50,523
Canon, Inc.	9,141	341,329
Capcom Co., Ltd.	405	10,233
Citizen Watch Co., Ltd.	2,367	17,248
COLOPL, Inc.	406	4,488
DeNA Co., Ltd.	981	22,939
Disco Corp.	246	56,569
FUJIFILM Holdings Corp.	3,440	140,046
Fujitsu Ltd.	17,222	133,132
GMO Payment Gateway, Inc.	143	10,420
Gree, Inc.	823	5,555
GungHo Online Entertainment, Inc.	3,271	8,780
Hamamatsu Photonics K.K.	1,151	37,023
Hirose Electric Co., Ltd.	285	42,613
Hitachi High-Technologies Corp.	569	23,610
Hitachi Kokusai Electric, Inc.	431	11,891
Hitachi Ltd.	41,111	324,532
Horiba Ltd.	336	19,841
Ibiden Co., Ltd.	942	15,610
Itochu Techno-Solutions Corp.	421	16,302
Japan Aviation Electronics Industry Ltd.	390	7,084
Japan Display, Inc.*(a)	3,103	6,636
Kakaku.com, Inc.	1,179	16,114
Keyence Corp.	801	442,901
Koei Tecmo Holdings Co., Ltd.	425	8,408
Konami Holdings Corp.	843	40,804
Konica Minolta, Inc.	4,017	34,927
Kyocera Corp.	2,774	184,144
LINE Corp.*	318	13,055
Murata Manufacturing Co., Ltd.	1,685	262,322
NEC Corp.	2,214	60,401
Nexon Co., Ltd.*	1,793	47,969
Nintendo Co., Ltd.	956	368,501
Nippon Electric Glass Co., Ltd.	735	29,787
Nomura Research Institute Ltd.	936	39,415
NS Solutions Corp.	285	6,882
NTT Data Corp.	5,597	64,871
OBIC Business Consultants Co., Ltd.	64	3,148
Obic Co., Ltd.	594	39,049
Omron Corp.	1,752	97,445
Oracle Corp. Japan	287	24,121
Otsuka Corp.	455	30,833

	Shares	Value

Common Stocks (continued)

Information Technology (continued)
Renesas Electronics Corp.*	4,254	$54,284
Ricoh Co., Ltd.	6,044	55,637
Rohm Co., Ltd.	787	72,446
SCREEN Holdings Co., Ltd.	349	27,059
SCSK Corp.	364	15,600
Seiko Epson Corp.	2,448	58,082
Shimadzu Corp.	2,389	49,365
Square Enix Holdings Co., Ltd.	687	27,630
SUMCO Corp.	2,076	45,072
Taiyo Yuden Co., Ltd.	969	16,697
TDK Corp.	1,064	81,184
TIS, Inc.	713	22,024
Tokyo Electron Ltd.	1,386	240,961
Topcon Corp.	909	19,063
Trend Micro, Inc.	1,019	54,255
Ulvac, Inc.	428	30,095
Yahoo Japan Corp.	11,625	51,869
Yaskawa Electric Corp.	1,969	70,006
Yokogawa Electric Corp.	2,154	40,529
Total Information Technology		4,264,687

Materials — 7.2%
Air Water, Inc.	1,355	25,805
Asahi Kasei Corp.	11,071	133,382
Daicel Corp.	2,652	32,814
Daido Steel Co., Ltd.	306	19,255
Denka Co., Ltd.	788	26,109
DIC Corp.	725	26,734
Dowa Holdings Co., Ltd.	395	16,529
FP Corp.	199	10,420
Hitachi Chemical Co., Ltd.	881	24,927
Hitachi Metals Ltd.	1,752	22,542
JFE Holdings, Inc.	4,571	97,349
JSR Corp.	1,665	32,060
Kaneka Corp.	2,557	20,973
Kansai Paint Co., Ltd.	1,718	43,952
Kobe Steel Ltd.*	2,642	22,088
Kuraray Co., Ltd.	3,131	61,253
Lintec Corp.	435	12,021
Maruichi Steel Tube Ltd.	537	16,304
Mitsubishi Chemical Holdings Corp.	11,476	118,921
Mitsubishi Gas Chemical Co., Inc.	1,654	40,160
Mitsubishi Materials Corp.	1,108	41,832
Mitsui Chemicals, Inc.	1,617	49,522
Mitsui Mining & Smelting Co., Ltd.	486	25,106
Nippon Kayaku Co., Ltd.	1,487	23,529
Nippon Paint Holdings Co., Ltd.	1,371	48,021
Nippon Paper Industries Co., Ltd.	820	16,280
Nippon Shokubai Co., Ltd.	282	21,120
Nippon Steel & Sumitomo Metal Corp.	6,926	164,632
Nissan Chemical Industries Ltd.	1,250	46,368
Nisshin Steel Co., Ltd.	396	5,736
Nitto Denko Corp.	1,368	126,470
NOF Corp.	613	17,587
Oji Holdings Corp.	7,823	45,576
Rengo Co., Ltd.	1,820	11,869
Shin-Etsu Chemical Co., Ltd.	3,622	379,636
Showa Denko K.K.	1,122	37,275
Sumitomo Chemical Co., Ltd.	13,402	93,648
Sumitomo Metal Mining Co., Ltd.	2,111	82,783
Sumitomo Osaka Cement Co., Ltd.	3,251	14,820

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Taiheiyo Cement Corp.	1,074	$42,722
Taiyo Nippon Sanso Corp.	1,249	14,872
Teijin Ltd.	1,577	33,211
Toray Industries, Inc.	13,465	135,503
Tosoh Corp.	2,525	54,175
Toyo Seikan Group Holdings Ltd.	1,412	24,766
Toyobo Co., Ltd.	762	14,612
Ube Industries Ltd.	938	28,603
Yamato Kogyo Co., Ltd.	305	8,106
Zeon Corp.	1,282	16,957
Total Materials		2,428,935

Real Estate — 3.0%
Aeon Mall Co., Ltd.	1,034	18,336
Daikyo, Inc.	254	4,866
Daito Trust Construction Co., Ltd.	640	111,717
Daiwa House Industry Co., Ltd.	5,770	210,224
Hulic Co., Ltd.	3,162	32,419
Ichigo, Inc.	1,790	6,333
Leopalace21 Corp.	2,101	15,605
Mitsubishi Estate Co., Ltd.	10,505	189,105
Mitsui Fudosan Co., Ltd.	8,408	194,310
Nomura Real Estate Holdings, Inc.	1,061	23,213
NTT Urban Development Corp.	940	9,670
Relo Group, Inc.	921	22,743
Sumitomo Realty & Development Co., Ltd.	3,841	127,267
Tokyo Tatemono Co., Ltd.	1,828	25,434
Tokyu Fudosan Holdings Corp.	4,559	29,690
Total Real Estate		1,020,932

Telecommunication Services — 4.9%
KDDI Corp.	16,232	431,977
Nippon Telegraph & Telephone Corp.	5,956	286,871
NTT DOCOMO, Inc.	11,548	278,563
SoftBank Group Corp.	7,576	663,192
Total Telecommunication Services		1,660,603

Utilities — 1.8%
Chubu Electric Power Co., Inc.	6,219	79,742
Chugoku Electric Power Co., Inc. (The)	2,560	28,409

	Shares	Value

Common Stocks (continued)

Utilities (continued)
Electric Power Development Co., Ltd.	1,467	$36,730
Hokkaido Electric Power Co., Inc.	1,539	12,068
Hokuriku Electric Power Co.(a)	1,480	13,025
Kansai Electric Power Co., Inc. (The)	6,464	88,032
Kyushu Electric Power Co., Inc.	4,120	46,773
Osaka Gas Co., Ltd.	3,507	67,544
Shikoku Electric Power Co., Inc.	1,343	17,468
Toho Gas Co., Ltd.	801	22,311
Tohoku Electric Power Co., Inc.	4,188	54,621
Tokyo Electric Power Co. Holdings, Inc.*	13,842	56,523
Tokyo Gas Co., Ltd.	3,722	92,387
Total Utilities		615,633

Total Common Stocks (Cost $28,519,159)		33,731,011

Investment of Cash Collateral For Securities Loaned — 0.3%

Money Market Fund — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(b) (Cost $94,465)	94,465	94,465

Total Investments — 100.0% (Cost $28,613,624)		33,825,476

Other Assets and Liabilities, Net — 0.0%(c)		16,472

Net Assets — 100.0%		$33,841,948

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $114,186; total market value of collateral held by the Fund was $122,770. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $28,305.
(b)	Reflects the 1-day yield at October 31, 2017.
(c)	Less than 0.05%.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2017 (unaudited)

Forward Exchange Contracts Outstanding as of October 31, 2017:

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2017	Unrealized Appreciation
Japanese Yen	11/07/17	Merrill Lynch	(1,753,366,013)	$(15,595,915)	$(15,435,204)	$160,711
Japanese Yen	12/05/17	Morgan Stanley	(1,916,427,356)	(16,911,643)	(16,893,136)	18,507
Unrealized Appreciation				$(32,507,558)	$(32,328,340)	$179,218

				Total Unrealized Appreciation		$179,218

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2017	Unrealized (Depreciation)
Japanese Yen	11/07/17	Merrill Lynch	1,811,892,531	$15,970,875	$15,950,423	$(20,452)
Unrealized Depreciation				$15,970,875	$15,950,423	$(20,452)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2017	Unrealized (Depreciation)
Japanese Yen	11/07/17	Merrill Lynch	(58,526,518)	$(513,687)	$(515,220)	$(1,533)
Unrealized Depreciation				$(513,687)	$(515,220)	$(1,533)

				Total Unrealized Depreciation		$(21,985)
Net Unrealized Appreciation (Depreciation)						$157,233

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Common Stocks	$33,731,011	$—	$—	$33,731,011
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	94,465	—	—	94,465
Total Investments in Securities	33,825,476	—	—	33,825,476
Other Financial Instruments:(e)
Forward Exchange Contracts	—	179,218	—	179,218
Total Investments in Securities and Other Financial Instruments	$33,825,476	$179,218	$—	$34,004,694

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(e)
Forward Exchange Contracts	$—	$21,985	$—	$21,985
Total Other Financial Instruments	$—	$21,985	$—	$21,985

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.
(e)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF

October 31, 2017 (unaudited)

	Shares	Value

Investment Companies — 99.7%

Aggregate Bond Funds — 12.1%
iShares Core U.S. Aggregate Bond ETF	25,345	$2,774,517
SPDR Portfolio Aggregate Bond ETF(a)	2,086	60,098
Vanguard Total Bond Market ETF	24,126	1,972,783
Total Aggregate Bond Funds		4,807,398

Emerging Equity Funds — 6.8%
iShares Core MSCI Emerging Markets ETF	18,161	1,013,020
Vanguard FTSE Emerging Markets ETF	37,484	1,672,911
Total Emerging Equity Funds		2,685,931

High Yield Corporate Bond Funds — 21.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	57,211	5,061,457
SPDR Bloomberg Barclays High Yield Bond ETF	90,002	3,351,675
Total High Yield Corporate Bond Funds		8,413,132

International Equity Core Funds — 18.2%
iShares Core MSCI EAFE ETF(a)	40,296	2,629,314
Vanguard FTSE Developed Markets ETF	103,631	4,578,418
Total International Equity Core Funds		7,207,732

Investment Grade Corporate Bond Funds — 1.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,528	548,522
iShares U.S. Credit Bond ETF	200	22,398
Total Investment Grade Corporate Bond Funds		570,920

U.S. Large Cap Core Funds — 31.8%
Consumer Discretionary Select Sector SPDR Fund	38,807	3,569,856
Energy Select Sector SPDR Fund	7,143	485,081
Financial Select Sector SPDR Fund	55,120	1,466,192
Health Care Select Sector SPDR Fund(a)	20,388	1,653,671
Materials Select Sector SPDR Fund(a)	6,372	375,948
Technology Select Sector SPDR Fund	26,618	1,675,603
Vanguard Consumer Discretionary ETF(a)	4,612	671,922

	Shares	Value

Common Stocks (continued)

U.S. Large Cap Core Funds (continued)
Vanguard Energy ETF	1,256	$116,281
Vanguard Financials ETF(a)	5,172	346,627
Vanguard Health Care ETF(a)	4,333	654,890
Vanguard Information Technology ETF	8,567	1,398,391
Vanguard Materials ETF	1,378	183,632
Total U.S. Large Cap Core Funds		12,598,094

U.S. Medium Term Treasury Bond Fund — 8.2%
iShares 7-10 Year Treasury Bond ETF(a)	30,783	3,267,923

Total Investment Companies (Cost $37,064,021)		39,551,130

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(c) (Cost $70,768)	70,768	70,768

Investment of Cash Collateral For Securities Loaned — 19.7%

Money Market Fund — 19.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(d) (Cost $7,808,076)	7,808,076	7,808,076

Total Investments — 119.6% (Cost $44,942,865)		47,429,974

Other Assets and Liabilities, Net — (19.6)%		(7,770,181)

Net Assets — 100.0%		$39,659,793

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,843,247; total market value of collateral held by the Fund was $8,012,175. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $204,099.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $251,255.
(c)	Reflects the 7-day yield at October 31, 2017.
(d)	Reflects the 1-day yield at October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

October 31, 2017 (unaudited)

Total return swap contracts outstanding at October 31, 2017:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid %)	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.16	10/03/2019	Monthly	$685,693	$—
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	0.70	10/03/2019	Monthly	(574,275)	—
Energy Select Sector SPDR Fund	Morgan Stanley	2.16	10/03/2019	Monthly	93,173	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.16	10/03/2019	Monthly	281,641	—
Health Care Select Sector SPDR Fund	Morgan Stanley	2.16	10/03/2019	Monthly	317,627	—
Industrial Select Sector SPDR Fund	Morgan Stanley	0.75	10/03/2019	Monthly	(1,638,252)	—
Industrial Select Sector SPDR Fund	Morgan Stanley	2.16	10/03/2019	Monthly	33,190	—
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	2.16	10/03/2019	Monthly	627,724	—
iShares Core MSCI EAFE ETF	Morgan Stanley	2.16	10/03/2019	Monthly	505,035	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.16	10/03/2019	Monthly	194,561	—
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	2.16	10/03/2019	Monthly	532,900	—
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	2.16	10/03/2019	Monthly	972,197	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.16	10/03/2019	Monthly	105,392	—
iShares Russell 2000 ETF	Morgan Stanley	0.50	10/03/2019	Monthly	(886,903)	—
iShares U.S. Credit Bond ETF	Morgan Stanley	2.16	10/03/2019	Monthly	4,256	—
Materials Select Sector SPDR Fund	Morgan Stanley	0.75	10/03/2019	Monthly	(14,573)	—
Materials Select Sector SPDR Fund	Morgan Stanley	2.16	10/03/2019	Monthly	86,789	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	0.76	10/03/2019	Monthly	(1,982,003)	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.16	10/03/2019	Monthly	643,805	—
SPDR Portfolio Aggregate Bond ETF	Morgan Stanley	2.16	10/03/2019	Monthly	11,524	—
Technology Select Sector SPDR Fund	Morgan Stanley	2.16	10/03/2019	Monthly	321,863	—
Utilities Select Sector SPDR Fund	Morgan Stanley	0.65	10/03/2019	Monthly	(538,302)	—
Vanguard Consumer Discretionary ETF	Morgan Stanley	2.16	10/03/2019	Monthly	129,081	—
Vanguard Energy ETF	Morgan Stanley	2.16	10/03/2019	Monthly	22,312	—
Vanguard Financials ETF	Morgan Stanley	2.16	10/03/2019	Monthly	66,551	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.16	10/03/2019	Monthly	879,447	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.16	10/03/2019	Monthly	321,336	—
Vanguard Health Care ETF	Morgan Stanley	2.16	10/03/2019	Monthly	125,748	—
Vanguard Information Technology ETF	Morgan Stanley	2.16	10/03/2019	Monthly	268,677	—
Vanguard Materials ETF	Morgan Stanley	2.16	10/03/2019	Monthly	35,314	—
Vanguard REIT ETF	Morgan Stanley	0.76	10/03/2019	Monthly	(1,933,508)	—
Vanguard Total Bond Market ETF	Morgan Stanley	2.16	10/03/2019	Monthly	378,922	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $251,255 at October 31, 2017. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(e)	Reflects the value at reset date of October 31, 2017.

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

October 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Investment Companies	$39,551,130	$—	$—	$39,551,130
Short-Term Investment:
Money Market Fund	70,768	—	—	70,768
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	7,808,076	—	—	7,808,076
Total Investments in Securities	47,429,974	—	—	47,429,974
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$47,429,974	$—	$—	$47,429,974

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Bond U.S. ETF

October 31, 2017 (unaudited)

	Shares	Value

Investment Companies — 99.9%

Investment Grade Corporate Bond Funds — 50.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	141,222	$17,107,633
iShares U.S. Credit Bond ETF	6,210	695,458
Vanguard Intermediate-Term Corporate Bond ETF	216,907	19,076,971
Total Investment Grade Corporate Bond Funds		36,880,062

U.S. Short Term Treasury Bond Funds — 49.9%
iShares 1-3 Year Treasury Bond ETF(a)	124,866	10,526,204
Schwab Short-Term U.S. Treasury ETF	523,062	26,299,557
Total U.S. Short Term Treasury Bond Funds		36,825,761

Total Investment Companies (Cost $73,888,988)		73,705,823

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(b) (Cost $85,936)	85,936	85,936

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 0.4%

Money Market Fund — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(c) (Cost $327,750)	327,750	$327,750

Total Investments — 100.4% (Cost $74,302,674)		74,119,509

Other Assets and Liabilities, Net — (0.4)%		(340,054)

Net Assets — 100.0%		$73,779,455

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $12,331,129; total market value of collateral held by the Fund was $13,217,899. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $12,890,149.
(b)	Reflects the 7-day yield at October 31, 2017.
(c)	Reflects the 1-day yield at October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$73,705,823	$—	$—	$73,705,823
Short-Term Investment:
Money Market Fund	85,936	—	—	85,936
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	327,750	—	—	327,750
Total Investments in Securities	$74,119,509	$—	$—	$74,119,509

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Plus Bond U.S. ETF

October 31, 2017 (unaudited)

	Shares	Value

Investment Companies — 100.0%

Emerging Market Bond Funds — 2.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	37,584	$4,369,140
PowerShares Emerging Markets Sovereign Debt Portfolio	117,583	3,482,809
Total Emerging Market Bond Funds		7,851,949

Investment Grade Corporate Bond Funds — 48.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	587,510	71,170,961
iShares U.S. Credit Bond ETF	25,837	2,893,486
Vanguard Intermediate-Term Corporate Bond ETF	902,380	79,364,321
Total Investment Grade Corporate Bond Funds		153,428,768

U.S. Short Term Treasury Bond Funds — 49.1%
iShares 1-3 Year Treasury Bond ETF	528,071	44,516,385
Schwab Short-Term U.S. Treasury ETF†(a)	2,212,096	111,224,187
Total U.S. Short Term Treasury Bond Funds		155,740,572

Total Investment Companies (Cost $316,662,230)		317,021,289

	Shares	Value
Short-Term Investment — 0.0%(b)

Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.93%(c) (Cost $56,268)	56,268	$56,268

Investment of Cash Collateral For Securities Loaned — 1.7%

Money Market Fund — 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(d) (Cost $5,534,654)	5,534,654	5,534,654

Total Investments — 101.7% (Cost $322,253,152)		322,612,211

Other Assets and Liabilities, Net — (1.7)%		(5,584,349)

Net Assets — 100.0%		$317,027,862

†	Affiliated Fund
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $30,201,868; total market value of collateral held by the Fund was $31,166,408. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $25,631,754.
(b)	Less than 0.05%.
(c)	Reflects the 7-day yield at October 31, 2017.
(d)	Reflects the 1-day yield at October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Investment Companies	$317,021,289	$—	$—	$317,021,289
Short-Term Investment:
Money Market Fund	56,268	—	—	56,268
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	5,534,654	—	—	5,534,654
Total Investments in Securities	$322,612,211	$—	$—	$322,612,211

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Plus Bond U.S. ETF (continued)

October 31, 2017 (unaudited)

A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2017 is as follows:

Affiliated Holdings

	Shares at 4/30/2017	Value ($) at 4/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2017	Value ($) at 10/31/2017
Schwab Short-Term U.S. Treasury ETF	327,625	16,538,510	133,368,827	(38,151,682)	1,971	(533,439)	175,818	—	2,212,096	111,224,187
	327,625	16,538,510	133,368,827	(38,151,682)	1,971	(533,439)	175,818	—	2,212,096	111,224,187

For more information on the determination, please refer to Note 6.

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF

October 31, 2017 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.3%

Corporate Bonds — 84.1%

Consumer Discretionary — 10.0%
Allison Transmission, Inc. 5.000%, due 10/1/24‡	$225,000	$234,000
Boyd Gaming Corp.
6.375%, due 4/1/26	155,000	169,725
6.875%, due 5/15/23	135,000	144,787
Dana, Inc.
5.500%, due 12/15/24	120,000	126,750
Dollar Tree, Inc.
5.750%, due 3/1/23	645,000	678,056
ESH Hospitality, Inc.
5.250%, due 5/1/25‡	325,000	335,969
GLP Capital LP / GLP Financing II, Inc.
4.375%, due 11/1/18	190,000	192,375
4.875%, due 11/1/20	190,000	199,975
5.375%, due 11/1/23	140,000	152,425
5.375%, due 4/15/26	285,000	307,800
Goodyear Tire & Rubber Co. (The)
4.875%, due 3/15/27	190,000	193,325
5.000%, due 5/31/26	250,000	255,937
5.125%, due 11/15/23	195,000	201,094
Hanesbrands, Inc.
4.625%, due 5/15/24‡	190,000	195,463
4.875%, due 5/15/26‡	255,000	262,650
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 4/1/25	250,000	257,500
4.875%, due 4/1/27	150,000	157,875
International Game Technology PLC
6.250%, due 2/15/22‡	600,000	660,000
6.500%, due 2/15/25‡	220,000	246,950
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27‡	225,000	231,187
5.000%, due 6/1/24‡	340,000	358,275
5.250%, due 6/1/26‡	200,000	212,500
L Brands, Inc.
5.625%, due 2/15/22	350,000	374,500
5.625%, due 10/15/23	100,000	106,875
6.625%, due 4/1/21	210,000	231,262
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, due 9/1/26	130,000	130,488
5.625%, due 5/1/24	240,000	258,900
MGM Resorts International
4.625%, due 9/1/26	95,000	95,000
5.250%, due 3/31/20	150,000	157,500
6.000%, due 3/15/23	375,000	410,625
6.625%, due 12/15/21	550,000	616,000
6.750%, due 10/1/20	250,000	274,375
7.750%, due 3/15/22	150,000	174,000
8.625%, due 2/1/19	90,000	96,750
Penske Automotive Group, Inc.
5.500%, due 5/15/26	150,000	154,313

	Principal Amount	Value
Corporate Bonds (continued)

Consumer Discretionary (continued)
QVC, Inc.
4.375%, due 3/15/23	$140,000	$145,899
4.450%, due 2/15/25	115,000	117,307
4.850%, due 4/1/24	225,000	237,313
5.125%, due 7/2/22	180,000	193,154
Six Flags Entertainment Corp.
4.875%, due 7/31/24‡	250,000	257,187
5.500%, due 4/15/27‡	150,000	156,375
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.250%, due 5/30/23‡	65,000	67,600
5.250%, due 5/15/27‡	200,000	203,750
5.500%, due 3/1/25‡	540,000	567,000
		10,800,791

Consumer Staples — 3.0%
B&G Foods, Inc.
4.625%, due 6/1/21	200,000	203,750
5.250%, due 4/1/25	125,000	127,187
First Quality Finance Co., Inc.
4.625%, due 5/15/21‡	125,000	126,250
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24‡	250,000	261,250
4.875%, due 11/1/26‡	215,000	225,481
Pilgrim’s Pride Corp.
5.750%, due 3/15/25‡	200,000	211,750
Post Holdings, Inc.
5.000%, due 8/15/26‡	620,000	623,100
5.500%, due 3/1/25‡	150,000	156,000
5.750%, due 3/1/27‡	385,000	399,919
6.000%, due 12/15/22‡	115,000	120,463
Spectrum Brands, Inc.
5.750%, due 7/15/25	280,000	297,500
Tempur Sealy International, Inc.
5.500%, due 6/15/26	165,000	169,950
5.625%, due 10/15/23	115,000	121,325
TreeHouse Foods, Inc.
6.000%, due 2/15/24‡	165,000	176,550
		3,220,475

Energy — 9.9%
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.250%, due 1/15/25	300,000	322,500
6.250%, due 10/15/22	250,000	266,250
6.375%, due 5/1/24	85,000	93,075
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, due 9/15/24	175,000	182,000
Antero Resources Corp.
5.000%, due 3/1/25	175,000	178,062
5.125%, due 12/1/22	300,000	308,250
5.625%, due 6/1/23	200,000	209,500
Cheniere Corpus Christi Holdings LLC
5.125%, due 6/30/27‡	375,000	387,187
5.875%, due 3/31/25	415,000	449,756
7.000%, due 6/30/24	330,000	376,612
Cheniere Energy Partners LP
5.250%, due 10/1/25‡	365,000	375,950

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2017 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Energy (continued)
Continental Resources, Inc.
3.800%, due 6/1/24	$300,000	$291,750
4.500%, due 4/15/23	350,000	353,937
4.900%, due 6/1/44	200,000	186,500
DCP Midstream Operating LP
3.875%, due 3/15/23	85,000	84,150
Diamondback Energy, Inc.
4.750%, due 11/1/24	200,000	203,500
Energy Transfer Equity LP
4.250%, due 3/15/23	250,000	254,375
5.500%, due 6/1/27	225,000	238,219
5.875%, due 1/15/24	340,000	368,050
7.500%, due 10/15/20	320,000	360,000
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.250%, due 3/15/22‡	125,000	129,062
Murphy Oil Corp.
4.700%, due 12/1/22	150,000	150,750
5.750%, due 8/15/25	150,000	155,336
Newfield Exploration Co.
5.375%, due 1/1/26	175,000	185,938
5.625%, due 7/1/24	290,000	312,837
NGPL PipeCo LLC
4.375%, due 8/15/22‡	200,000	205,500
4.875%, due 8/15/27‡	225,000	233,437
NuStar Logistics LP
5.625%, due 4/28/27	150,000	157,875
Parsley Energy LLC / Parsley Finance Corp.
5.250%, due 8/15/25‡	120,000	121,200
5.375%, due 1/15/25‡	185,000	187,775
Radian Group, Inc.
4.500%, due 10/1/24	125,000	127,813
Rockies Express Pipeline LLC
6.000%, due 1/15/19‡	150,000	155,062
RSP Permian, Inc.
5.250%, due 1/15/25‡	125,000	127,188
Springleaf Finance Corp.
5.250%, due 12/15/19	175,000	182,000
7.750%, due 10/1/21	200,000	225,000
8.250%, due 12/15/20	275,000	308,688
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, due 1/15/28‡	300,000	306,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, due 11/15/19	175,000	176,750
4.250%, due 11/15/23	200,000	198,500
5.000%, due 1/15/28‡	150,000	150,563
5.125%, due 2/1/25	80,000	82,400
5.375%, due 2/1/27	250,000	259,375
6.750%, due 3/15/24	125,000	134,687
Williams Cos., Inc. (The)
3.700%, due 1/15/23	230,000	231,546
4.550%, due 6/24/24	345,000	359,076
5.750%, due 6/24/44	155,000	163,913
		10,518,644

	Principal Amount	Value
Corporate Bonds (continued)

Financials — 6.0%
Aircastle Ltd.
4.125%, due 5/1/24	$190,000	$194,275
5.000%, due 4/1/23	80,000	84,800
5.125%, due 3/15/21	160,000	169,600
5.500%, due 2/15/22	80,000	86,000
6.250%, due 12/1/19	150,000	160,875
Ally Financial, Inc.
3.250%, due 11/5/18	230,000	231,725
3.500%, due 1/27/19	225,000	227,250
3.750%, due 11/18/19	160,000	163,200
4.125%, due 3/30/20	200,000	206,500
4.125%, due 2/13/22	30,000	31,125
4.250%, due 4/15/21	275,000	287,031
4.625%, due 3/30/25	175,000	185,937
4.750%, due 9/10/18	50,000	51,000
5.125%, due 9/30/24	150,000	164,250
8.000%, due 11/1/31	550,000	727,375
CIT Group, Inc.
3.875%, due 2/19/19	290,000	294,350
5.000%, due 8/15/22	346,000	371,950
5.000%, due 8/1/23	175,000	189,000
MSCI, Inc.
4.750%, due 8/1/26‡	225,000	235,125
5.250%, due 11/15/24‡	180,000	191,025
5.750%, due 8/15/25‡	100,000	108,000
Navient Corp.
5.000%, due 10/26/20	125,000	128,750
5.875%, due 3/25/21	175,000	184,187
8.450%, due 6/15/18	240,000	249,000
Series MTN, 4.875%, due 6/17/19	320,000	329,200
Series MTN, 5.500%, due 1/15/19	370,000	381,563
Series MTN, 8.000%, due 3/25/20	325,000	358,313
Quicken Loans, Inc.
5.750%, due 5/1/25‡	300,000	318,000
		6,309,406

Health Care — 8.5%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	165,000	169,125
Centene Corp.
4.750%, due 5/15/22	335,000	350,912
4.750%, due 1/15/25	380,000	392,350
6.125%, due 2/15/24	155,000	166,625
DaVita, Inc.
5.000%, due 5/1/25	430,000	425,700
5.125%, due 7/15/24	420,000	422,100
Envision Healthcare Corp.
5.125%, due 7/1/22‡	200,000	203,000
5.625%, due 7/15/22	25,000	25,500
HCA Healthcare, Inc.
6.250%, due 2/15/21	110,000	118,250
HCA, Inc.
3.750%, due 3/15/19	50,000	50,750
4.250%, due 10/15/19	35,000	36,050
4.500%, due 2/15/27	215,000	217,150
4.750%, due 5/1/23	195,000	204,019
5.000%, due 3/15/24	300,000	316,500
5.250%, due 4/15/25	105,000	111,825
5.250%, due 6/15/26	125,000	132,812

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2017 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Health Care (continued)
HCA, Inc. (continued)
5.375%, due 2/1/25	$380,000	$391,400
5.500%, due 6/15/47	185,000	188,238
5.875%, due 3/15/22	125,000	136,875
5.875%, due 5/1/23	125,000	133,906
5.875%, due 2/15/26	50,000	52,562
6.500%, due 2/15/20	480,000	516,600
7.500%, due 2/15/22	495,000	561,825
HealthSouth Corp.
5.750%, due 11/1/24	320,000	328,000
Hologic, Inc.
5.250%, due 7/15/22‡	195,000	203,775
LifePoint Health, Inc.
5.375%, due 5/1/24	225,000	226,125
Molina Healthcare, Inc.
5.375%, due 11/15/22	185,000	192,169
Quintiles IMS, Inc.
4.875%, due 5/15/23‡	225,000	234,563
5.000%, due 10/15/26‡	280,000	296,800
Service Corp. International
5.375%, due 1/15/22	25,000	25,719
5.375%, due 5/15/24	205,000	216,787
Tenet Healthcare Corp.
4.375%, due 10/1/21	285,000	285,713
4.500%, due 4/1/21	375,000	379,688
4.625%, due 7/15/24‡	450,000	443,250
4.750%, due 6/1/20	75,000	76,875
5.500%, due 3/1/19	100,000	101,500
6.000%, due 10/1/20	400,000	421,000
WellCare Health Plans, Inc.
5.250%, due 4/1/25	275,000	290,125
		9,046,163

Industrials — 8.4%
Adt Corp. (The)
3.500%, due 7/15/22	245,000	243,775
4.125%, due 6/15/23	260,000	264,550
6.250%, due 10/15/21	205,000	226,781
AECOM
5.125%, due 3/15/27	250,000	256,875
5.875%, due 10/15/24	225,000	248,906
Aramark Services, Inc.
4.750%, due 6/1/26	165,000	172,012
5.000%, due 4/1/25‡	75,000	79,875
5.125%, due 1/15/24	305,000	321,775
Beacon Escrow Corp.
4.875%, due 11/1/25‡	350,000	354,375
Builders FirstSource, Inc.
5.625%, due 9/1/24‡	185,000	195,175
CalAtlantic Group, Inc.
5.875%, due 11/15/24	125,000	139,219
HD Supply, Inc.
5.750%, due 4/15/24‡	255,000	274,444
Iron Mountain, Inc.
4.375%, due 6/1/21‡	155,000	159,262
4.875%, due 9/15/27‡	250,000	254,375
5.750%, due 8/15/24	100,000	102,750
6.000%, due 8/15/23	85,000	89,356
KB Home
7.000%, due 12/15/21	150,000	168,375

	Principal Amount	Value
Corporate Bonds (continued)

Industrials (continued)
Lennar Corp.
4.125%, due 1/15/22	$105,000	$108,412
4.500%, due 6/15/19	175,000	179,375
4.500%, due 11/15/19	125,000	129,219
4.500%, due 4/30/24	75,000	77,250
4.750%, due 4/1/21	180,000	188,550
4.750%, due 11/15/22	125,000	132,031
4.750%, due 5/30/25	240,000	250,500
Leucadia National Corp.
5.500%, due 10/18/23	215,000	229,408
PulteGroup, Inc.
4.250%, due 3/1/21	180,000	186,975
5.000%, due 1/15/27	150,000	158,250
5.500%, due 3/1/26	200,000	219,000
Sabre GLBL, Inc.
5.250%, due 11/15/23‡	75,000	78,375
5.375%, due 4/15/23‡	210,000	219,975
Standard Industries, Inc.
5.000%, due 2/15/27‡	140,000	145,950
5.125%, due 2/15/21‡	15,000	15,469
5.375%, due 11/15/24‡	405,000	427,275
5.500%, due 2/15/23‡	50,000	52,750
6.000%, due 10/15/25‡	279,000	302,715
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, due 7/15/23	200,000	208,000
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.
5.250%, due 4/15/21‡	70,000	71,575
Toll Brothers Finance Corp.
4.875%, due 3/15/27	100,000	105,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
4.375%, due 6/15/19	80,000	81,700
5.875%, due 6/15/24	125,000	135,313
United Rentals North America, Inc.
4.625%, due 7/15/23	225,000	235,406
4.625%, due 10/15/25	225,000	230,344
4.875%, due 1/15/28	225,000	226,125
5.500%, due 7/15/25	350,000	375,813
5.500%, due 5/15/27	240,000	257,100
5.750%, due 11/15/24	40,000	42,400
5.875%, due 9/15/26	325,000	354,250
		8,976,385

Information Technology — 7.3%
CDK Global, Inc.
4.875%, due 6/1/27‡	175,000	182,219
5.000%, due 10/15/24	115,000	123,050
CDW LLC / CDW Finance Corp.
5.000%, due 9/1/23	200,000	208,750
5.000%, due 9/1/25	125,000	131,094
5.500%, due 12/1/24	160,000	177,200
CommScope Technologies LLC
5.000%, due 3/15/27‡	205,000	199,875
6.000%, due 6/15/25‡	360,000	380,700
CommScope, Inc.
5.500%, due 6/15/24‡	180,000	187,650
Dell International LLC / EMC Corp.
5.875%, due 6/15/21‡	625,000	653,125
7.125%, due 6/15/24‡	455,000	502,206

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2017 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Information Technology (continued)
EMC Corp.
1.875%, due 6/1/18	$510,000	$508,932
2.650%, due 6/1/20	535,000	528,312
3.375%, due 6/1/23	205,000	197,569
First Data Corp.
5.000%, due 1/15/24‡	450,000	467,437
5.375%, due 8/15/23‡	360,000	375,300
5.750%, due 1/15/24‡	565,000	589,719
Micron Technology, Inc.
5.250%, due 8/1/23‡	70,000	73,237
5.250%, due 1/15/24‡	175,000	183,969
5.500%, due 2/1/25	57,000	60,705
NCR Corp.
4.625%, due 2/15/21	25,000	25,344
5.000%, due 7/15/22	100,000	102,250
6.375%, due 12/15/23	330,000	350,625
Nuance Communications, Inc.
5.625%, due 12/15/26‡	130,000	138,125
Sensata Technologies BV
4.875%, due 10/15/23‡	150,000	157,688
5.000%, due 10/1/25‡	106,000	112,360
Sensata Technologies UK Financing Co. PLC
6.250%, due 2/15/26‡	265,000	289,844
Symantec Corp.
5.000%, due 4/15/25‡	300,000	313,550
VeriSign, Inc.
4.625%, due 5/1/23	260,000	267,800
4.750%, due 7/15/27	125,000	129,063
5.250%, due 4/1/25	120,000	130,350
		7,748,048

Materials — 7.6%
Alcoa Nederland Holding BV
6.750%, due 9/30/24‡	180,000	199,536
7.000%, due 9/30/26‡	140,000	159,393
Arconic, Inc.
5.125%, due 10/1/24	320,000	342,720
5.400%, due 4/15/21	325,000	347,444
6.150%, due 8/15/20	275,000	298,719
Ashland LLC
4.750%, due 8/15/22	245,000	258,475
Ball Corp.
4.000%, due 11/15/23	270,000	276,750
4.375%, due 12/15/20	265,000	277,587
5.250%, due 7/1/25	270,000	296,662
Berry Global, Inc.
5.125%, due 7/15/23	205,000	215,250
Blue Cube Spinco, Inc.
9.750%, due 10/15/23	200,000	239,500
10.000%, due 10/15/25	50,000	60,812
BWAY Holding Co.
5.500%, due 4/15/24‡	375,000	390,000
CF Industries, Inc.
3.450%, due 6/1/23	170,000	168,300
4.950%, due 6/1/43	225,000	205,312
5.150%, due 3/15/34	185,000	184,537
Chemours Co. (The)
5.375%, due 5/15/27	150,000	159,750
7.000%, due 5/15/25	150,000	167,438

	Principal Amount	Value
Corporate Bonds (continued)

Materials (continued)
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	$235,000	$244,400
Diamondback Energy, Inc.
5.375%, due 5/31/25	75,000	77,812
Freeport-McMoRan, Inc.
3.100%, due 3/15/20	275,000	275,344
3.550%, due 3/1/22	525,000	519,750
3.875%, due 3/15/23	500,000	493,125
4.000%, due 11/14/21	75,000	75,375
4.550%, due 11/14/24	250,000	249,375
6.875%, due 2/15/23	200,000	218,000
Huntsman International LLC
4.875%, due 11/15/20	195,000	204,263
Olin Corp.
5.125%, due 9/15/27	225,000	236,531
Owens-Brockway Glass Container, Inc.
5.000%, due 1/15/22‡	134,000	141,705
5.875%, due 8/15/23‡	215,000	235,962
Sealed Air Corp.
4.875%, due 12/1/22‡	135,000	143,438
5.125%, due 12/1/24‡	110,000	118,113
6.500%, due 12/1/20‡	235,000	259,675
Steel Dynamics, Inc.
5.125%, due 10/1/21	50,000	51,375
5.500%, due 10/1/24	65,000	69,550
Tronox Finance PLC
5.750%, due 10/1/25‡	125,000	130,313
WR Grace & Co.-Conn.
5.125%, due 10/1/21‡	170,000	182,538
		8,174,829

Media — 11.8%
Altice US Finance I Corp.
5.375%, due 7/15/23‡	300,000	313,875
5.500%, due 5/15/26‡	395,000	410,306
AMC Networks, Inc.
4.750%, due 12/15/22	216,000	221,670
4.750%, due 8/1/25	200,000	199,750
5.000%, due 4/1/24	225,000	228,937
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, due 2/1/28‡	250,000	247,500
5.125%, due 2/15/23	200,000	204,500
5.125%, due 5/1/23‡	310,000	322,400
5.125%, due 5/1/27‡	585,000	590,119
5.375%, due 5/1/25‡	50,000	51,750
5.500%, due 5/1/26‡	300,000	306,750
5.750%, due 1/15/24	75,000	77,906
5.750%, due 2/15/26‡	700,000	731,500
5.875%, due 4/1/24‡	300,000	319,125
5.875%, due 5/1/27‡	240,000	250,500
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.125%, due 12/15/21‡	230,000	234,600
Cinemark USA, Inc.
4.875%, due 6/1/23	200,000	203,250
CSC Holdings LLC
5.500%, due 4/15/27‡	365,000	375,950
6.625%, due 10/15/25‡	195,000	213,281

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2017 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
CSC Holdings LLC (continued)
6.750%, due 11/15/21	$330,000	$363,000
DISH DBS Corp.
5.125%, due 5/1/20	230,000	236,037
7.875%, due 9/1/19	435,000	468,712
Gray Television, Inc.
5.125%, due 10/15/24‡	160,000	159,600
Lamar Media Corp.
5.000%, due 5/1/23	85,000	87,762
5.375%, due 1/15/24	160,000	168,000
Netflix, Inc.
4.375%, due 11/15/26‡	240,000	234,900
4.875%, due 4/15/28‡	425,000	420,750
5.375%, due 2/1/21	150,000	159,750
5.500%, due 2/15/22	160,000	171,600
5.875%, due 2/15/25	250,000	269,375
Nexstar Broadcasting, Inc.
5.625%, due 8/1/24‡	225,000	230,344
Nielsen Co. Luxembourg SARL (The)
5.000%, due 2/1/25‡	170,000	175,950
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, due 10/1/20	50,000	50,625
5.000%, due 4/15/22‡	550,000	565,125
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.250%, due 2/15/22	180,000	185,850
5.625%, due 2/15/24	135,000	142,425
5.875%, due 3/15/25	75,000	79,500
Sirius XM Radio, Inc.
3.875%, due 8/1/22‡	200,000	203,750
4.625%, due 5/15/23‡	110,000	112,888
5.000%, due 8/1/27‡	475,000	479,156
5.375%, due 4/15/25‡	300,000	316,125
5.375%, due 7/15/26‡	225,000	236,250
6.000%, due 7/15/24‡	335,000	358,450
TEGNA, Inc.
6.375%, due 10/15/23	175,000	186,156
Tribune Media Co.
5.875%, due 7/15/22	275,000	285,313
Univision Communications, Inc.
5.125%, due 5/15/23‡	285,000	288,563
5.125%, due 2/15/25‡	435,000	431,738
		12,571,363

Real Estate — 0.5%
Howard Hughes Corp. (The)
5.375%, due 3/15/25‡	275,000	281,713
Realogy Group LLC / Realogy Co-Issuer Corp.
4.500%, due 4/15/19‡	75,000	77,156
4.875%, due 6/1/23‡	105,000	108,150
5.250%, due 12/1/21‡	60,000	62,325
		529,344

Telecommunication Services — 9.2%
CenturyLink, Inc.
5.625%, due 4/1/20	275,000	286,687
Equinix, Inc.
5.375%, due 4/1/23	250,000	258,750
5.375%, due 5/15/27	415,000	445,087

	Principal Amount	Value
Corporate Bonds (continued)

Telecommunication Services (continued)
Equinix, Inc. (continued)
5.750%, due 1/1/25	$80,000	$85,800
5.875%, due 1/15/26	265,000	287,194
Hughes Satellite Systems Corp.
5.250%, due 8/1/26	190,000	194,275
Level 3 Financing, Inc.
5.125%, due 5/1/23	310,000	317,362
5.250%, due 3/15/26	160,000	165,200
5.375%, due 1/15/24	175,000	181,125
5.375%, due 5/1/25	245,000	254,800
5.625%, due 2/1/23	70,000	72,100
SBA Communications Corp.
4.000%, due 10/1/22‡	200,000	203,000
4.875%, due 7/15/22	195,000	201,581
4.875%, due 9/1/24	285,000	292,838
Sprint Capital Corp.
6.900%, due 5/1/19	560,000	590,800
Sprint Communications, Inc.
6.000%, due 11/15/22	600,000	630,000
7.000%, due 3/1/20‡	215,000	232,200
7.000%, due 8/15/20	400,000	432,000
9.000%, due 11/15/18‡	425,000	451,563
11.500%, due 11/15/21	50,000	62,500
Sprint Corp.
7.250%, due 9/15/21	575,000	626,750
T-Mobile USA, Inc.
4.000%, due 4/15/22	125,000	129,063
5.125%, due 4/15/25	100,000	104,750
5.375%, due 4/15/27	150,000	162,000
6.000%, due 3/1/23	300,000	316,500
6.000%, due 4/15/24	500,000	533,750
6.375%, due 3/1/25	290,000	313,200
6.500%, due 1/15/24	250,000	266,875
6.500%, due 1/15/26	375,000	414,844
6.625%, due 4/1/23	75,000	78,750
Zayo Group LLC / Zayo Capital, Inc.
5.750%, due 1/15/27‡	415,000	436,788
6.000%, due 4/1/23	365,000	383,706
6.375%, due 5/15/25	295,000	317,494
		9,729,332

Transportation — 0.5%
American Airlines Group, Inc.
4.625%, due 3/1/20‡	200,000	206,417
5.500%, due 10/1/19‡	210,000	218,599
6.125%, due 6/1/18	50,000	51,058
		476,074

Utilities — 1.4%
AES Corp.
4.875%, due 5/15/23	265,000	271,294
5.125%, due 9/1/27	100,000	102,875
5.500%, due 3/15/24	195,000	203,775
5.500%, due 4/15/25	140,000	147,700
6.000%, due 5/15/26	100,000	107,750
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, due 5/20/24	175,000	184,625

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2017 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Utilities (continued)
Nextera Energy Operating Partners LP
4.250%, due 9/15/24‡	$150,000	$151,687
4.500%, due 9/15/27‡	150,000	150,750
NRG Energy, Inc.
6.250%, due 5/1/24	200,000	212,000
		1,532,456

Total Corporate Bonds (Cost $89,147,081)		89,633,310

Foreign Bonds — 14.2%

Consumer Discretionary — 3.2%
1011778 BC ULC / New Red Finance, Inc., (Canada)
4.250%, due 5/15/24‡	395,000	397,469
4.625%, due 1/15/22‡	379,000	388,001
5.000%, due 10/15/25‡	350,000	356,125
Fiat Chrysler Automobiles NV, (United Kingdom)
4.500%, due 4/15/20	400,000	416,000
5.250%, due 4/15/23	375,000	398,906
Jaguar Land Rover Automotive PLC, (United Kingdom)
3.500%, due 3/15/20‡	75,000	75,924
4.125%, due 12/15/18‡	335,000	341,700
4.250%, due 11/15/19‡	65,000	66,848
4.500%, due 10/1/27‡	150,000	148,500
ZF North America Capital, Inc., (Germany)
4.000%, due 4/29/20‡	175,000	180,250
4.500%, due 4/29/22‡	285,000	298,537
4.750%, due 4/29/25‡	460,000	483,000
		3,551,260

Consumer Staples — 0.3%
Cott Beverages, Inc., (Canada)
5.375%, due 7/1/22	200,000	208,000
Cott Holdings, Inc., (Canada)
5.500%, due 4/1/25‡	155,000	159,844
		367,844

Financials — 1.1%
Park Aerospace Holdings Ltd., (Ireland)
4.500%, due 3/15/23‡	275,000	275,344
5.250%, due 8/15/22‡	450,000	467,762
5.500%, due 2/15/24‡	325,000	336,187
		1,079,293

Industrials — 0.6%
Ashtead Capital, Inc., (United Kingdom)
4.125%, due 8/15/25‡	200,000	201,500
4.375%, due 8/15/27‡	150,000	152,250
5.625%, due 10/1/24‡	140,000	149,275
Bombardier, Inc., (Canada)
4.750%, due 4/15/19‡	170,000	172,975
		676,000

	Principal Amount	Value
Foreign Bonds (continued)

Information Technology — 0.7%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	$75,000	$74,906
4.375%, due 6/12/27	150,000	149,964
5.375%, due 5/15/19	28,000	29,225
Open Text Corp., (Canada)
5.875%, due 6/1/26‡	265,000	287,194
Telefonaktiebolaget LM Ericsson, (Sweden)
4.125%, due 5/15/22	250,000	250,905
		792,194

Materials — 3.5%
ArcelorMittal, (Luxembourg)
6.125%, due 6/1/25	105,000	121,144
6.750%, due 2/25/22	150,000	172,312
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.250%, due 9/15/22‡	125,000	128,125
4.625%, due 5/15/23‡	280,000	288,050
6.000%, due 2/15/25‡	500,000	530,000
7.250%, due 5/15/24‡	400,000	440,000
FMG Resources August 2006 Pty Ltd., (Australia)
4.750%, due 5/15/22‡	175,000	178,743
5.125%, due 5/15/24‡	185,000	190,007
Kinross Gold Corp., (Canada)
4.500%, due 7/15/27‡	125,000	126,094
5.950%, due 3/15/24	140,000	155,225
NOVA Chemicals Corp., (Canada)
4.875%, due 6/1/24‡	275,000	280,500
5.000%, due 5/1/25‡	125,000	127,031
5.250%, due 8/1/23‡	105,000	108,413
5.250%, due 6/1/27‡	275,000	281,188
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, (New Zealand)
5.125%, due 7/15/23‡	330,000	343,612
Teck Resources Ltd., (Canada)
8.500%, due 6/1/24‡	175,000	201,031
		3,671,475

Media — 2.1%
SFR Group SA, (France)
6.250%, due 5/15/24‡	375,000	394,219
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, (Germany)
5.000%, due 1/15/25‡	155,000	161,781
Videotron Ltd., (Canada)
5.125%, due 4/15/27‡	175,000	183,750
5.375%, due 6/15/24‡	160,000	172,800
Virgin Media Finance PLC, (United Kingdom)
6.000%, due 10/15/24‡	150,000	157,313
Virgin Media Secured Finance PLC, (United Kingdom)
5.250%, due 1/15/26‡	310,000	321,625
5.500%, due 1/15/25‡	60,000	62,625
5.500%, due 8/15/26‡	181,000	189,371

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2017 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Media (continued)
Ziggo Secured Finance BV, (Netherlands)
5.500%, due 1/15/27‡	$536,000	$546,720
		2,190,204

Telecommunication Services — 2.5%
Inmarsat Finance PLC, (United Kingdom)
4.875%, due 5/15/22‡	270,000	275,367
Millicom International Cellular SA, (Colombia)
5.125%, due 1/15/28‡	150,000	150,750
6.000%, due 3/15/25‡	125,000	132,000
SoftBank Group Corp., (Japan)
4.500%, due 4/15/20‡	665,000	685,781
Telecom Italia Capital SA, (Italy)
6.000%, due 9/30/34	310,000	347,200
7.200%, due 7/18/36	275,000	341,688
7.721%, due 6/4/38	225,000	291,094
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24‡	365,000	393,288
		2,617,168

	Principal Amount	Value
Foreign Bonds (continued)

Utilities — 0.2%
Greenko Dutch BV, (India)
5.250%, due 7/24/24‡	$200,000	$203,410

Total Foreign Bonds (Cost $15,064,945)		15,148,848

Short-Term Investment — 1.0%	Shares

Money Market Fund — 1.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.93%(a) (Cost $1,069,923)	1,069,923	1,069,923

Total Investments — 99.3% (Cost $105,281,949)		105,852,081

Other Assets and Liabilities, Net — 0.7%		745,150

Net Assets — 100.0%		$106,597,231

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Reflects the 7-day yield at October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(b)
Corporate Bonds	$—	$89,633,310	$—	$89,633,310
Foreign Bonds	—	15,148,848	—	15,148,848
Short-Term Investment:
Money Market Fund	1,069,923	—	—	1,069,923
Total Investments in Securities	$1,069,923	$104,782,158	$—	$105,852,081

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks — 99.9%

Consumer Discretionary — 18.1%
1-800-Flowers.com, Inc., Class A*	103,801	$975,729
American Axle & Manufacturing Holdings, Inc.*	56,382	1,003,036
AV Homes, Inc.*(a)	64,363	1,071,644
Barnes & Noble Education, Inc.*	100,323	546,760
Biglari Holdings, Inc.*	2,339	836,052
Callaway Golf Co.	95,639	1,380,071
Century Communities, Inc.*	41,680	1,189,964
Chico’s FAS, Inc.	67,754	541,354
Container Store Group, Inc. (The)*(a)	238,163	859,768
Cooper Tire & Rubber Co.(a)	23,873	783,034
Dillard’s, Inc., Class A(a)	19,352	983,082
Drive Shack, Inc.	255,120	931,188
Flexsteel Industries, Inc.	21,007	1,056,022
FTD Cos., Inc.*	47,769	515,905
Gray Television, Inc.*	73,021	1,136,937
Group 1 Automotive, Inc.	14,451	1,135,415
Hooker Furniture Corp.	34,465	1,633,641
ILG, Inc.	50,513	1,498,721
International Speedway Corp., Class A	28,653	1,113,169
Johnson Outdoors, Inc., Class A	29,009	2,181,767
K12, Inc.*	55,289	896,788
KB Home	53,260	1,460,922
Libbey, Inc.	72,622	496,735
M/I Homes, Inc.*	43,218	1,443,481
Marcus Corp. (The)	32,981	895,434
MDC Holdings, Inc.	35,234	1,305,067
Meritage Homes Corp.*	28,769	1,401,050
Modine Manufacturing Co.*	87,711	1,846,317
Office Depot, Inc.	215,957	669,467
Overstock.com, Inc.*(a)	61,560	2,825,604
Penn National Gaming, Inc.*	57,443	1,498,688
Perry Ellis International, Inc.*	49,290	1,147,964
Pinnacle Entertainment, Inc.*	54,816	1,418,090
Potbelly Corp.*	76,166	917,800
Regis Corp.*	90,330	1,348,627
Ruth’s Hospitality Group, Inc.	52,806	1,114,207
Stoneridge, Inc.*	58,980	1,341,205
Superior Industries International, Inc.	39,883	620,181
Taylor Morrison Home Corp., Class A*	49,661	1,199,313
Tower International, Inc.	39,068	1,187,667
Unifi, Inc.*	37,698	1,434,409
Total Consumer Discretionary		47,842,275

Consumer Staples — 2.3%
Avon Products, Inc.*	218,653	498,529
Coca-Cola Bottling Co. Consolidated	5,141	1,159,604
Darling Ingredients, Inc.*	72,913	1,330,662
Fresh Del Monte Produce, Inc.	17,064	759,518
SpartanNash Co.	27,494	674,978
United Natural Foods, Inc.*(a)	24,758	959,868
Weis Markets, Inc.	16,953	658,285
Total Consumer Staples		6,041,444

	Shares	Value

Common Stocks (continued)

Energy — 1.9%
Matrix Service Co.*	64,168	$904,769
NACCO Industries, Inc., Class A	67,104	2,791,526
Renewable Energy Group, Inc.*(a)	101,318	1,225,948
Total Energy		4,922,243

Financials — 27.0%
Allegiance Bancshares, Inc.*	28,461	1,115,671
Argo Group International Holdings Ltd.	15,620	983,279
Baldwin & Lyons, Inc., Class B	43,299	993,712
Banc of California, Inc.(a)	51,143	1,076,560
Berkshire Hills Bancorp, Inc.	29,373	1,124,986
Cathay General Bancorp	28,097	1,174,455
ConnectOne Bancorp, Inc.	43,659	1,172,244
Cowen, Inc.*	70,815	1,062,225
Employers Holdings, Inc.	27,898	1,330,735
Enterprise Financial Services Corp.	24,975	1,088,910
Essent Group Ltd.*	29,584	1,260,870
Evercore, Inc., Class A	13,589	1,088,479
Federated National Holding Co.	60,743	931,798
Financial Institutions, Inc.	32,129	1,053,831
First BanCorp*	178,311	918,302
First Commonwealth Financial Corp.	80,706	1,175,079
First Defiance Financial Corp.	21,385	1,159,067
First Financial Corp.	22,295	1,059,012
First Foundation, Inc.*	68,265	1,263,585
First Interstate BancSystem, Inc., Class A	26,706	1,049,546
First Merchants Corp.	26,927	1,157,861
First Midwest Bancorp, Inc.	44,710	1,032,354
Flagstar Bancorp, Inc.*	37,955	1,418,378
GAIN Capital Holdings, Inc.(a)	127,103	938,020
Great Southern Bancorp, Inc.	20,969	1,127,084
Green Bancorp, Inc.*	59,482	1,317,526
Green Dot Corp., Class A*	31,735	1,796,836
Hancock Holding Co.	23,249	1,133,389
HCI Group, Inc.	22,100	827,866
Heartland Financial USA, Inc.	21,197	1,043,952
Heritage Financial Corp.	43,244	1,318,942
Hilltop Holdings, Inc.	38,546	908,144
HomeTrust Bancshares, Inc.*	45,056	1,182,720
Houlihan Lokey, Inc.	31,066	1,293,278
IBERIABANK Corp.	13,384	987,070
Infinity Property & Casualty Corp.	11,085	1,045,870
Kemper Corp.	26,537	1,701,022
Maiden Holdings Ltd.	68,716	566,907
Mercantile Bank Corp.	31,099	1,122,674
Meta Financial Group, Inc.	11,969	1,044,295
National Commerce Corp.*	28,929	1,178,857
National General Holdings Corp.	44,564	899,302
NMI Holdings, Inc., Class A*	92,878	1,351,375
Peapack Gladstone Financial Corp.	35,783	1,241,312
PennyMac Financial Services, Inc., Class A*	62,096	1,179,824
Peoples Bancorp, Inc.	33,440	1,107,533
PHH Corp.*	83,171	1,098,689
QCR Holdings, Inc.	25,002	1,193,845
Radian Group, Inc.	58,949	1,235,571
Renasant Corp.	26,681	1,104,593
Selective Insurance Group, Inc.	22,454	1,338,258

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Financials (continued)
Simmons First National Corp., Class A	19,197	$1,107,667
State Auto Financial Corp.	38,571	988,960
State Bank Financial Corp.	40,531	1,171,751
State National Cos., Inc.	73,526	1,545,517
TCF Financial Corp.	62,204	1,133,357
Third Point Reinsurance Ltd.*	88,450	1,477,115
TriCo Bancshares	29,799	1,234,275
TriState Capital Holdings, Inc.*	45,345	1,027,064
United Insurance Holdings Corp.	66,379	1,044,805
Walker & Dunlop, Inc.*	25,397	1,394,041
Wintrust Financial Corp.	15,314	1,244,875
Total Financials		71,345,120

Health Care — 2.8%
Ardelyx, Inc.*	83,701	447,800
Atara Biotherapeutics, Inc.*(a)	51,518	731,556
BioTime, Inc.*	293,077	703,385
Civitas Solutions, Inc.*	57,697	1,076,049
Community Health Systems, Inc.*(a)	108,467	639,955
Enzo Biochem, Inc.*	126,499	1,246,015
Quorum Health Corp.*	196,719	1,125,233
Select Medical Holdings Corp.*	79,312	1,518,825
Total Health Care		7,488,818

Industrials — 22.3%
AAR Corp.	31,485	1,224,452
ABM Industries, Inc.	24,281	1,019,074
ACCO Brands Corp.*	80,514	1,050,708
Armstrong Flooring, Inc.*	54,898	812,490
Beacon Roofing Supply, Inc.*	21,541	1,193,587
BMC Stock Holdings, Inc.*	46,852	1,004,975
Builders FirstSource, Inc.*	71,058	1,280,465
CBIZ, Inc.*	78,983	1,338,762
CECO Environmental Corp.	100,739	883,481
Continental Building Products, Inc.*	43,218	1,153,921
Engility Holdings, Inc.*	36,978	1,245,049
Gibraltar Industries, Inc.*	25,697	854,425
Global Brass & Copper Holdings, Inc.	30,776	1,077,160
GMS, Inc.*	30,555	1,040,398
Greenbrier Cos., Inc. (The)(a)	24,564	1,282,241
Heidrick & Struggles International, Inc.	40,183	998,547
Herman Miller, Inc.	33,555	1,127,448
Hub Group, Inc., Class A*	22,819	988,063
Hyster-Yale Materials Handling, Inc.	18,771	1,473,336
ICF International, Inc.*	25,913	1,391,528
IES Holdings, Inc.*(a)	58,499	1,093,931
InnerWorkings, Inc.*	106,300	1,156,544
Insperity, Inc.	11,943	1,133,391
Kadant, Inc.	18,033	2,048,549
Kelly Services, Inc., Class A	48,432	1,274,246
Kforce, Inc.	44,581	933,972
Meritor, Inc.*	62,469	1,624,819
Milacron Holdings Corp.*	56,894	1,021,247
Moog, Inc., Class A*	15,885	1,394,068
MRC Global, Inc.*	57,763	990,635
NCI Building Systems, Inc.*	61,740	984,753

	Shares	Value

Common Stocks (continued)

Industrials (continued)
Ply Gem Holdings, Inc.*	53,746	$908,307
Quad/Graphics, Inc.(a)	41,945	955,927
Quanex Building Products Corp.	52,280	1,147,546
Roadrunner Transportation Systems, Inc.*	155,761	1,370,697
Rush Enterprises, Inc., Class A*	32,349	1,642,682
SkyWest, Inc.	30,915	1,456,096
SP Plus Corp.*	31,706	1,228,607
Spartan Motors, Inc.	132,347	2,137,404
SPX FLOW, Inc.*	30,508	1,257,845
Terex Corp.	33,718	1,588,455
TrueBlue, Inc.*	38,709	1,049,014
Tutor Perini Corp.*(a)	33,296	938,947
Univar, Inc.*	34,536	1,027,446
Universal Forest Products, Inc.	10,854	1,225,417
Vectrus, Inc.*	47,372	1,445,320
Viad Corp.	23,421	1,359,589
Wabash National Corp.(a)	51,174	1,151,415
WESCO International, Inc.*	15,228	961,648
Total Industrials		58,948,627

Information Technology — 16.4%
Advanced Energy Industries, Inc.*	15,446	1,308,585
Amkor Technology, Inc.*	91,355	1,056,977
Anixter International, Inc.*	13,353	917,351
Axcelis Technologies, Inc.*	56,320	1,852,928
Benchmark Electronics, Inc.*	33,296	1,030,511
Blucora, Inc.*	61,847	1,342,080
Cabot Microelectronics Corp.	13,814	1,335,399
CACI International, Inc., Class A*	9,022	1,296,913
Care.com, Inc.*	84,639	1,300,902
Cohu, Inc.	57,358	1,479,836
Comtech Telecommunications Corp.	72,615	1,561,949
Convergys Corp.	50,595	1,301,809
DHI Group, Inc.*	255,981	563,158
Diodes, Inc.*	44,024	1,511,784
Entegris, Inc.	45,734	1,497,789
ePlus, Inc.*	15,850	1,515,260
FormFactor, Inc.*	89,342	1,626,024
Hackett Group, Inc. (The)	54,324	838,763
Insight Enterprises, Inc.*	25,768	1,160,848
IXYS Corp.*	72,767	1,797,345
Kimball Electronics, Inc.*	62,464	1,374,208
MobileIron, Inc.*	222,668	857,272
Nanometrics, Inc.*	34,759	982,637
PC Connection, Inc.	35,540	959,580
Plexus Corp.*	18,516	1,137,438
Rogers Corp.*	12,329	1,874,994
Rudolph Technologies, Inc.*	47,267	1,311,659
Sanmina Corp.*	26,077	853,370
ScanSource, Inc.*	26,971	1,158,405
Sonus Networks, Inc.*	160,660	1,253,148
Super Micro Computer, Inc.*(a)	41,763	831,084
Sykes Enterprises, Inc.*	36,012	1,042,187
Synaptics, Inc.*(a)	20,352	755,466
Tech Data Corp.*	11,275	1,045,982
TTM Technologies, Inc.*	65,636	1,035,736
Unisys Corp.*(a)	68,964	603,435
Total Information Technology		43,372,812

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2017 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials — 5.7%
AK Steel Holding Corp.*(a)	147,255	$675,900
Boise Cascade Co.*	40,080	1,420,836
Commercial Metals Co.	55,342	1,078,062
Greif, Inc., Class A	19,224	1,067,509
Innophos Holdings, Inc.	19,834	970,478
KMG Chemicals, Inc.	22,976	1,266,667
Koppers Holdings, Inc.*	25,274	1,227,053
Minerals Technologies, Inc.	13,816	993,370
OMNOVA Solutions, Inc.*	106,945	1,181,742
Rayonier Advanced Materials, Inc.(a)	78,724	1,131,264
Ryerson Holding Corp.*	84,022	739,393
Stepan Co.	13,429	1,072,440
Tredegar Corp.	60,322	1,167,231
Trinseo SA	15,785	1,120,735
Total Materials		15,112,680

Real Estate — 2.1%
Ashford Hospitality Trust, Inc.	166,207	1,168,435
Chesapeake Lodging Trust	44,191	1,232,929
DiamondRock Hospitality Co.	94,962	1,031,287
RMR Group, Inc. (The), Class A	21,389	1,121,853
Summit Hotel Properties, Inc.	66,250	1,047,413
Total Real Estate		5,601,917

Telecommunication Services — 0.4%
IDT Corp., Class B	79,198	1,043,830

	Shares	Value
Common Stocks (continued)

Utilities — 0.9%
Chesapeake Utilities Corp.	15,298	$1,232,254
SJW Group	21,957	1,302,269
Total Utilities		2,534,523

Total Common Stocks (Cost $243,931,364)		264,254,289

Investment of Cash Collateral For Securities Loaned — 3.3%

Money Market Fund — 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(b) (Cost $8,804,502)	8,804,502	8,804,502

Total Investments — 103.2% (Cost $252,735,866)		$273,058,791

Other Assets and Liabilities, Net — (3.2)%		(8,504,847)

Net Assets — 100.0%		$264,553,944

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $12,577,056; total market value of collateral held by the Fund was $12,895,018. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,090,516.
(b)	Reflects the 1-day yield at October 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$264,254,289	$—	$—	$264,254,289
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	8,804,502	—	—	8,804,502
Total Investments in Securities	$273,058,791	$—	$—	$273,058,791

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2017 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF
Assets
Investments, at value (including securities on loan)(a)	$1,164,152,628	$8,090,887	$12,679,150	$4,501,603	$3,482,186
Investments in affiliates, at value	27,162,029	—	—	—	—
Due from broker	1,346,663	7,492	9,002	8,833	1,275
Securities lending income receivable	113,953	1,398	1,020	117	79
Dividends receivable	1,831	16	16	6	4
Total Assets	1,192,777,104	8,099,793	12,689,188	4,510,559	3,483,544

Liabilities
Collateral for investments on loan(b)	93,024,546	1,467,340	1,142,748	165,388	286,967
Due to broker	1,921,168	15,260	17,153	6,498	311
Advisory fees payable	692,928	4,199	7,324	2,738	2,030
Trustee fees payable	1,682	30	14	13	5
Due to custodian	110	—	—	—	—
Compliance fees payable	83	1	1	1	—
Accrued expenses and other liabilities	12,919	237	174	46	74
Total Liabilities	95,653,436	1,487,067	1,167,414	174,684	289,387
Net Assets	$1,097,123,668	$6,612,726	$11,521,774	$4,335,875	$3,194,157

Composition of Net Assets
Paid-in capital	$1,125,013,888	$12,497,183	$11,873,571	$4,162,329	$3,097,540
Undistributed (accumulated) net investment income (loss)	7,103,448	40,070	(53,044)	33,766	65,829
Undistributed (accumulated) net realized gain (loss)	(66,492,943)	(6,109,447)	(512,637)	(119,191)	(59,162)
Net unrealized appreciation (depreciation)	31,499,275	184,920	213,884	258,971	89,950
Net Assets	$1,097,123,668	$6,612,726	$11,521,774	$4,335,875	$3,194,157

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	36,400,000	250,000	450,000	200,001	150,001
Net Asset Value Per Share	$30.14	$26.45	$25.60	$21.68	$21.29
Investments, at cost	$1,135,234,488	$7,905,967	$12,465,266	$4,242,632	$3,392,236
Investments in affiliates, at cost	$24,580,894	$—	$—	$—	$—

(a) Market value of securities on loan	$152,027,896	$1,984,729	$1,607,336	$914,998	$281,314
(b) Non-cash collateral for securities on loan	$64,829,020	$587,446	$502,527	$808,527	$—

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2017 (unaudited)

	IQ Global Resources ETF	IQ Merger Arbitrage ETF	IQ Real Return ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF
Assets
Investments, at value (including securities on loan)(a)	$202,949,569	$319,953,926	$35,180,653	$8,281,301	$11,304,169
Cash	—	2,132,416	—	—	—
Foreign currency(b)	10,738	—	—	—	9,414
Cash deposited at broker for swap collateral	365,028	—	—	—	—
Dividends receivable	120,280	122,768	37	3,229	5,824
Securities lending income receivable	2,915	5,541	11,010	1,935	1,944
Reclaims receivable	62,753	30,973	—	—	—
Due from broker	24,834	391,149	—	—	—
Receivable for investments sold	—	1,757,706	—	—	93,930
Receivable for capital shares transactions	—	3,137,688	—	—	—
Litigation income receivable	—	5,749	—	—	—
Total Assets	203,536,117	327,537,916	35,191,700	8,286,465	11,415,281

Liabilities
Collateral for investments on loan(c)	4,300,935	6,946,950	6,282,343	922,183	555,128
Due to broker	790,738	1,328,852	—	—	—
Advisory fees payable	126,453	188,841	11,782	4,300	6,437
Trustee fees payable	151	177	27	9	14
Compliance fees payable	15	23	2	—	1
Payable for investments purchased	—	1,667,633	—	—	93,725
Foreign currency due to custodian	—	3,076,949	—	869	—
Accrued expenses and other liabilities	1,858	1,368	323	121	150
Total Liabilities	5,220,150	13,210,793	6,294,477	927,482	655,455
Net Assets	$198,315,967	$314,327,123	$28,897,223	$7,358,983	$10,759,826

Composition of Net Assets
Paid-in capital	$239,084,642	$306,048,137	$30,185,862	$15,346,556	$31,582,402
Undistributed (accumulated) net investment income (loss)	428,234	(1,603,825)	297,123	343,393	75,129
Undistributed (accumulated) net realized gain (loss)	(48,897,892)	2,875,965	(2,042,176)	(8,720,289)	(20,405,303)
Net unrealized appreciation (depreciation)	7,700,983	7,006,846	456,414	389,323	(492,402)
Net Assets	$198,315,967	$314,327,123	$28,897,223	$7,358,983	$10,759,826

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	7,300,000	10,150,000	1,050,000	400,000	600,000
Net Asset Value Per Share	$27.17	$30.97	$27.52	$18.40	$17.93
Investments, at cost	$195,249,671	$312,939,012	$34,724,239	$7,891,935	$11,796,499

(a) Market value of securities on loan	$10,573,918	$22,855,602	$7,087,759	$967,704	$513,199
(b) Cost of foreign currency	$10,871	$(3,068,285)	$—	$(865)	$9,424
(c) Non-cash collateral for securities on loan	$6,657,395	$17,744,594	$976,331	$220,088	$—

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2017 (unaudited)

	IQ Global Agribusiness Small Cap ETF	IQ Global Oil Small Cap ETF	IQ U.S. Real Estate Small Cap ETF	IQ 50 Percent Hedged FTSE International ETF
Assets
Investments, at value (including securities on loan)(a)	$12,749,997	$3,831,090	$121,220,638	$336,470,360
Cash	—	—	113	—
Foreign currency(b)	396	34,821	—	21,518
Cash deposited at broker for swap collateral	—	—	—	20,000
Dividends receivable	17,980	431	182,449	728,350
Securities lending income receivable	926	562	4,418	1,678
Reclaims receivable	463	291	—	198,920
Receivable for investments sold	598	2,412	—	192
Unrealized appreciation on forward foreign currency contracts	—	—	—	2,569,506
Total Assets	12,770,360	3,869,607	121,407,618	340,010,524

Liabilities
Collateral for investments on loan(c)	521,751	690,720	7,645,129	2,605,780
Advisory fees payable	7,830	1,985	68,377	53,967
Compliance fees payable	1	—	10	29
Trustee fees payable	1	7	56	344
Payable for investments purchased	—	—	—	1,908,969
Cash due to custodian	—	26,410	—	375,303
Unrealized depreciation on forward foreign currency contracts	—	—	—	459,220
Accrued expenses and other liabilities	198	88	947	1,551
Total Liabilities	529,781	719,210	7,714,519	5,405,163
Net Assets	$12,240,579	$3,150,397	$113,693,099	$334,605,361

Composition of Net Assets
Paid-in capital	$17,997,357	$5,457,317	$116,430,746	$293,650,781
Undistributed (accumulated) net investment income (loss)	100,726	48,200	493,752	345,352
Undistributed (accumulated) net realized gain (loss)	(8,147,365)	(2,051,228)	(2,973,382)	10,177,337
Net unrealized appreciation (depreciation)	2,289,861	(303,892)	(258,017)	30,431,891
Net Assets	$12,240,579	$3,150,397	$113,693,099	$334,605,361

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	350,000	300,000	4,250,000	15,700,001
Net Asset Value Per Share	$34.97	$10.50	$26.75	$21.31
Investments, at cost	$10,459,993	$4,135,599	$121,478,655	$308,146,897

(a) Market value of securities on loan	$1,349,681	$671,590	$28,970,588	$2,471,229
(b) Cost of foreign currency	$395	$34,204	$—	$23,270
(c) Non-cash collateral for securities on loan	$865,203	$—	$22,040,060	$26,643

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2017 (unaudited)

	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF	IQ Enhanced Core Bond U.S. ETF	IQ Enhanced Core Plus Bond U.S. ETF
Assets
Investments, at value (including securities on loan)(a)	$165,999,522	$33,825,476	$47,429,974	$74,119,509	$211,388,024
Investments in affiliates, at value	—	—	—	—	111,224,187
Foreign currency(b)	65,564	1,356	—	—	—
Dividends receivable	129,586	223,476	50	113	1,266
Securities lending income receivable	657	396	2,801	1,036	4,312
Reclaims receivable	142,014	3,582	—	—	—
Due from broker	—	—	140,657	—	—
Unrealized appreciation on forward foreign currency contracts	1,505,399	179,218	—	—	—
Total Assets	167,842,742	34,233,504	47,573,482	74,120,658	322,617,789

Liabilities
Collateral for investments on loan(c)	2,105,948	94,465	7,808,076	327,750	5,534,654
Payable for investments purchased	1,138,373	56,164	—	—	—
Cash due to custodian	153,124	210,492	—	—	—
Advisory fees payable	40,677	8,096	15,047	12,542	52,492
Trustee fees payable	229	40	47	59	397
Compliance fees payable	15	3	3	4	16
Due to broker	—	—	90,089	—	—
Unrealized depreciation on forward foreign currency contracts	162,203	21,985	—	—	—
Accrued expenses and other liabilities	611	311	427	848	2,368
Total Liabilities	3,601,180	391,556	7,913,689	341,203	5,589,927
Net Assets	$164,241,562	$33,841,948	$39,659,793	$73,779,455	$317,027,862

Composition of Net Assets
Paid-in capital	$153,883,430	$29,914,661	$36,430,497	$76,351,594	$320,222,616
Undistributed (accumulated) net investment income (loss)	99,269	170,608	53,574	(7,822)	(19,486)
Undistributed (accumulated) net realized gain (loss)	(4,609,920)	(1,610,420)	688,613	(2,381,152)	(3,534,327)
Net unrealized appreciation (depreciation)	14,868,783	5,367,099	2,487,109	(183,165)	359,059
Net Assets	$164,241,562	$33,841,948	$39,659,793	$73,779,455	$317,027,862

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	8,150,001	1,550,001	1,650,001	3,750,001	15,800,001
Net Asset Value Per Share	$20.15	$21.83	$24.04	$19.67	$20.07
Investments, at cost	$152,476,931	$28,613,624	$44,942,865	$74,302,674	$210,523,695
Investments in affiliates, at cost	$—	$—	$—	$—	$111,729,457

(a) Market value of securities on loan	$2,023,589	$114,186	$7,843,247	$12,331,129	$30,201,868
(b) Cost of foreign currency	$64,793	$1,354	$—	$—	$—
(c) Non-cash collateral for securities on loan	$35,864	$28,305	$204,099	$12,890,149	$25,631,754

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2017 (unaudited)

	IQ S&P High Yield Low Volatility Bond ETF	IQ Chaikin U.S Small Cap ETF
Assets
Investments, at value (including securities on loan)(a)	$105,852,081	$273,058,791
Receivable for investments sold	4,009,069	393,224
Interest receivable	1,380,291	8
Dividends receivable	—	39,465
Securities lending income receivable	—	2,249
Receivable for capital shares transactions	—	5,540,396
Prepaid expenses	—	296
Total Assets	111,241,441	279,034,429

Liabilities
Collateral for investments on loan(a)	—	8,804,502
Payable for investments purchased	4,607,544	5,540,345
Advisory fees payable	35,919	70,707
Trustee fees payable	114	122
Compliance fees payable	8	17
Cash due to custodian	—	64,765
Accrued expenses and other liabilities	625	27
Total Liabilities	4,644,210	14,480,485
Net Assets	$106,597,231	$264,553,944

Composition of Net Assets
Paid-in capital	105,742,385	$244,299,895
Undistributed (accumulated) net investment income (loss)	348,308	34,457
Undistributed (accumulated) net realized gain (loss)	(63,594)	(103,333)
Net unrealized appreciation (depreciation)	570,132	20,322,925
Net Assets	$106,597,231	$264,553,944

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	4,200,001	9,550,001
Net Asset Value Per Share	$25.38	$27.70
Investments, at cost:	$105,281,949	$252,735,866

(a) Market value of securities on loan	$—	$12,577,056
(b) Non-cash collateral for securities on loan	$—	$4,090,516

See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2017 (unaudited)
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF
Investment Income
Dividend income	$12,850,019	$58,578	$126,948	$59,500	$44,817
Income from Affiliates	85,816	—	—	—	—
Securities lending income, net of borrower rebates	608,748	6,101	6,468	735	681
Total investment income	13,544,583	64,679	133,416	60,235	45,498

Expenses
Advisory fees	4,050,129	24,515	43,217	15,867	11,867
Trustee fees	20,196	146	207	67	57
Legal fees	4,570	39	46	16	12
Compliance fees	2,422	16	26	9	7
Miscellaneous	1,152	29	29	29	29
Total expenses	4,078,469	24,745	43,525	15,988	11,972
Net investment income	9,466,114	39,934	89,891	44,247	33,526

Realized and Unrealized Gain (Loss) on Investments and Swap Transactions
Net realized gain (loss) from:
Investment securities	18,004,164	41,051	78,018	12,465	14,863
Investment in affiliates	28,726	—	—	—	—
In-Kind redemptions	692,501	—	—	—	—
Affiliates in-kind redemptions	11,582	—	—	—	—
Swap transactions	(8,942,536)	(48,165)	(84,682)	(2,907)	286
Net realized gain (loss)	9,794,437	(7,114)	(6,664)	9,558	15,149
Net change in net unrealized appreciation (depreciation) Investment securities	16,501,766	214,960	74,436	209,724	57,320
Net change in net unrealized appreciation (depreciation)	16,501,766	214,960	74,436	209,724	57,320
Net realized and unrealized gain (loss)	26,296,203	207,846	67,772	219,282	72,469

Net Increase in Net Assets Resulting from Operations	$35,762,317	$247,780	$157,663	$263,529	$105,995

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2017 (unaudited)

	IQ Global Resources ETF	IQ Merger Arbitrage ETF	IQ Real Return ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF
Investment Income
Dividend income*	$4,261,195	$1,190,530	$173,002	$118,552	$86,802
Securities lending income, net of borrower rebates	15,051	25,297	51,111	7,754	11,485
Total investment income	4,276,246	1,215,827	224,113	126,306	98,287

Expenses
Advisory fees	697,029	943,229	69,637	26,486	37,049
Trustee fees	3,387	3,458	514	147	202
Legal fees	642	624	110	34	45
Compliance fees	419	471	63	18	24
Miscellaneous	29	29	29	29	29
Total expenses	701,506	947,811	70,353	26,714	37,349
Net investment income	3,574,740	268,016	153,760	99,592	60,938

Realized and Unrealized Gain (Loss) on Investments, Swap Transactions and Forward foreign currency contracts and translation
Net realized gain (loss) from:
Investment securities	(263,653)	(902,522)	60,284	(58,762)	30,229
In-kind redemptions	831,305	9,854,654	—	371,760	141,361
Swap transactions	(3,460,937)	(5,632,332)	—	—	—
Foreign currency transactions	(337,142)	(92,656)	—	(1,425)	(190)
Net realized gain (loss)	(3,230,427)	3,227,144	60,284	311,573	171,400
Net change in net unrealized appreciation (depreciation) Investment securities	9,043,639	2,641,413	75,419	546,489	706,249
Foreign currency translations	2,236	6,224	—	7	(6)
Net change in net unrealized appreciation	9,045,875	2,647,637	75,419	546,496	706,243
Net realized and unrealized gain	5,815,448	5,874,781	135,703	858,069	877,643

Net Increase in Net Assets Resulting from Operations	$9,390,188	$6,142,797	$289,463	$957,661	$938,581
*Net of foreign taxes withheld of:	$318,433	$31,792	$—	$746	$15,335

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2017 (unaudited)

	IQ Global Agribusiness Small Cap ETF	IQ Global Oil Small Cap ETF	IQ U.S. Real Estate Small Cap ETF	IQ 50 Percent Hedged FTSE International ETF
Investment Income
Dividend income*	$86,153	$20,332	$3,368,153	$4,326,660
Securities lending income, net of borrower rebates	6,480	2,493	23,410	9,269
Total investment income	92,633	22,825	3,391,563	4,335,929

Expenses
Advisory fees	48,944	9,759	407,905	539,021
Trustee fees	238	57	1,904	4,229
Legal fees	54	42	370	847
Compliance fees	30	7	246	580
Miscellaneous	168	748	29	366
Total expenses	49,434	10,613	410,454	545,043
Waiver/Reimbursement	—	—	—	(159,812)
Net expenses	49,434	10,613	410,454	385,231
Net investment income	43,199	12,212	2,981,109	3,950,698

Realized and Unrealized Gain (Loss) on Investments and Forward foreign currency contracts and translation
Net realized gain (loss) from:
Investment securities	(65,810)	(56,359)	1,035,197	(763,651)
In-kind redemptions	434,587	—	916,533	16,952,868
Forward foreign currency contracts	—	—	—	(6,444,456)
Foreign currency transactions	(1,784)	(375)	—	(20,475)
Net realized gain (loss)	366,993	(56,734)	1,951,730	9,724,286
Net change in net unrealized appreciation (depreciation)
Investment securities	347,937	(35,025)	(3,958,422)	10,338,619
Forward foreign currency contracts	—	—	—	3,101,890
Foreign currency translations	373	666	—	(6,743)
Net change in net unrealized appreciation (depreciation)	348,310	(34,359)	(3,958,422)	13,433,766
Net realized and unrealized gain (loss)	715,303	(91,093)	(2,006,692)	23,158,052

Net Increase (Decrease) in Net Assets Resulting from Operations	$758,502	$(78,881)	$974,417	$27,108,750
*Net of foreign taxes withheld of:	$7,471	$1,946	$—	$330,811

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2017 (unaudited)

	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF	IQ Enhanced Core Bond U.S. ETF	IQ Enhanced Core Plus Bond U.S. ETF
Investment Income
Dividend income*	$1,936,133	$277,546	$555,879	$825,125	$3,968,369
Income from affiliates	—	—	—	—	175,818
Securities lending income, net of borrower rebates	4,654	1,453	27,000	11,909	118,448
Total investment income	1,940,787	278,999	582,879	837,034	4,262,635

Expenses
Advisory fees	311,888	67,430	83,363	93,207	338,217
Trustee fees	1,693	517	636	1,344	4,300
Legal fees	334	112	168	286	1,118
Compliance fees	225	63	79	164	535
Miscellaneous	123	29	28	29	29
Total expenses	314,263	68,151	84,274	95,030	344,199
Waiver/Reimbursement	(71,481)	(14,388)	—	(18,642)	(67,645)
Net expenses	242,782	53,763	84,274	76,388	276,554
Net investment income	1,698,005	225,236	498,605	760,646	3,986,081

Realized and Unrealized Gain (Loss) on Investments, Swap Transactions and Forward foreign currency contracts and translation
Net realized gain (loss) from:
Investment securities	(549,658)	(34,832)	(31,272)	177,109	812,181
Investment in affiliates	—	—	—	—	555
In-kind redemptions	—	—	1,242,568	28,976	143,628
Affiliates in-kind redemptions	—	—	—	—	1,416
Swap transactions	—	—	41,561	—	—
Forward foreign currency contracts	(4,159,839)	271,879	—	—	—
Foreign currency transactions	9,857	(3,498)	—	—	—
Net realized gain (loss)	(4,699,640)	233,549	1,252,857	206,085	957,780
Net change in net unrealized appreciation (depreciation)
Investment securities	11,182,885	3,585,526	663,397	335,712	(63,869)
Forward foreign currency contracts	2,161,849	141,053	—	—	—
Foreign currency translations	(2,996)	(1,405)	—	—	—
Net change in net unrealized appreciation (depreciation)	13,341,738	3,725,174	663,397	335,712	(63,869)
Net realized and unrealized gain	8,642,098	3,958,723	1,916,254	541,797	893,911

Net Increase in Net Assets Resulting from Operations	$10,340,103	$4,183,959	$2,414,859	$1,302,443	$4,879,992
*Net of foreign taxes withheld of:	$169,512	$30,894	$—	$—	$ —

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2017 (unaudited)

	IQ S&P High Yield Low Volatility Bond ETF	IQ Chaikin U.S Small Cap ETF**
Investment Income
Dividend income	$—	$547,300
Interest income	1,787,658	—
Securities lending income, net of borrower rebates	—	7,298
Total investment income	1,787,658	554,598

Expenses
Advisory fees	166,534	242,904
Trustee fees	979	889
Legal fees	441	371
Compliance fees	154	335
Miscellaneous	20	27
Total expenses	168,128	244,526
Waiver/Reimbursement	(1,564)	(1,421)
Net expenses	166,564	243,105
Net investment income	1,621,094	311,493

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment securities	(82,056)	(103,333)
In-kind redemptions	36,802	—
Net realized gain (loss)	(45,254)	(103,333)
Net change in net unrealized appreciation (depreciation)
Investment securities	290,460	20,322,925
Net change in net unrealized appreciation (depreciation)	290,460	20,322,925
Net realized and unrealized gain (loss)	245,206	20,219,592

Net Increase in Net Assets Resulting from Operations	$1,866,300	$20,531,085

**	Commencement of operations May 16, 2017.

See notes to financial statements.

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$9,466,114	$19,447,581	$39,934	$156,346	$89,891	$189,055
Net realized gain (loss) on Investments and Swap transactions	9,794,437	(8,854,800)	(7,114)	(153,982)	(6,664)	45,583
Net change in net unrealized appreciation (depreciation) on Investments and Swap transactions	16,501,766	(6,724,170)	214,960	319,738	74,436	(191,762)
Net increase in net assets resulting from operations	35,762,317	3,868,611	247,780	322,102	157,663	42,876

Dividends and Distributions to Shareholders from:
Net investment income	—	(21,554)	—	—	—	(173,905)

Capital Share Transactions
Proceeds from shares created	25,250,680	152,639,051	—	1,231,323	—	1,287,101
Cost of shares redeemed	(26,468,726)	(168,026,883)	—	(9,982,845)	—	(5,086,305)
Net increase (decrease) from capital share transactions	(1,218,046)	(15,387,832)	—	(8,751,522)	—	(3,799,204)
Total increase (decrease) in net assets	34,544,271	(11,540,775)	247,780	(8,429,420)	157,663	(3,930,233)

Net Assets
Beginning of period	1,062,579,397	1,074,120,172	6,364,946	14,794,366	11,364,111	15,294,344
End of period	$1,097,123,668	$1,062,579,397	$6,612,726	$6,364,946	$11,521,774	$11,364,111
Including undistributed (accumulated) net investment income (loss) as follows:	$7,103,448	$(2,362,666)	$40,070	$136	$(53,044)	$(142,935)

Changes in Shares Outstanding
Shares outstanding, beginning of period	36,450,000	37,000,000	250,000	600,000	450,000	600,000
Shares created	850,000	5,250,000	—	50,000	—	50,000
Shares redeemed	(900,000)	(5,800,000)	—	(400,000)	—	(200,000)
Shares outstanding, end of period	36,400,000	36,450,000	250,000	250,000	450,000	450,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Long/Short Tracker ETF		IQ Hedge Event-Driven Tracker ETF
	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$44,247	$35,618	$33,526	$99,540
Net realized gain (loss) on Investments and Swap transactions	9,558	87,214	15,149	(3,754)
Net change in net unrealized appreciation (depreciation) on Investments and Swap transactions	209,724	50,947	57,320	115,772
Net increase in net assets resulting from operations	263,529	173,779	105,995	211,558

Dividends and Distributions to Shareholders from:
Net investment income	—	(5,839)	—	(114,315)

Capital Share Transactions
Proceeds from shares created	—	4,982,047	—	5,065,335
Cost of shares redeemed	—	(2,965,571)	—	(4,014,533)
Net increase from capital share transactions	—	2,016,476	—	1,050,802
Total increase in net assets	263,529	2,184,416	105,995	1,148,045

Net Assets
Beginning of period	4,072,346	1,887,930	3,088,162	1,940,117
End of period	$4,335,875	$4,072,346	$3,194,157	$3,088,162
Including undistributed (accumulated) net investment income (loss) as follows:	$33,766	$(10,481)	$65,829	$32,303

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	100,001	150,001	100,001
Shares created	—	250,000	—	250,000
Shares redeemed	—	(150,000)	—	(200,000)
Shares outstanding, end of period	200,001	200,001	150,001	150,001

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Global Resources ETF		IQ Merger Arbitrage ETF		IQ Real Return ETF
	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,574,740	$1,850,992	$268,016	$1,218,468	$153,760	$221,269
Net realized gain (loss) on Investments, Swap transactions and Foreign currency transactions	(3,230,427)	10,673,002	3,227,144	4,484,432	60,284	148,068
Net change in net unrealized appreciation (depreciation) on Investments, Swap transactions and Foreign currency translations	9,045,875	(7,331,845)	2,647,637	3,944,491	75,419	128,231
Net increase in net assets resulting from operations	9,390,188	5,192,149	6,142,797	9,647,391	289,463	497,568

Dividends and Distributions to Shareholders from:
Net investment income	—	(676,550)	—	(291,365)	—	—

Capital Share Transactions
Proceeds from shares created	17,196,321	179,178,063	226,104,361	80,811,670	—	4,053,675
Cost of shares redeemed	(7,720,765)	(72,167,934)	(106,753,117)	(40,701,519)	—	(2,670,680)
Net increase from capital share transactions	9,475,556	107,010,129	119,351,244	40,110,151	—	1,382,995
Total increase in net assets	18,865,744	111,525,728	125,494,041	49,466,177	289,463	1,880,563

Net Assets
Beginning of period	179,450,223	67,924,495	188,833,082	139,366,905	28,607,760	26,727,197
End of period	$198,315,967	$179,450,223	$314,327,123	$188,833,082	$28,897,223	$28,607,760
Including undistributed (accumulated) net investment income (loss) as follows:	$428,234	$(3,146,506)	$(1,603,825)	$(1,871,741)	$297,123	$143,363

Changes in Shares Outstanding
Shares outstanding, beginning of period	6,950,000	2,750,000	6,250,000	4,900,000	1,050,000	1,000,000
Shares created	650,000	7,000,000	7,400,000	2,750,000	—	150,000
Shares redeemed	(300,000)	(2,800,000)	(3,500,000)	(1,400,000)	—	(100,000)
Shares outstanding, end of period	7,300,000	6,950,000	10,150,000	6,250,000	1,050,000	1,050,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Australia Small Cap ETF		IQ Canada Small Cap ETF
	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$99,592	$254,812	$60,938	$137,325
Net realized gain (loss) on Investments and Foreign currency transactions	311,573	(40,403)	171,400	230,660
Net change in net unrealized appreciation (depreciation) on Investments and Foreign currency translations	546,496	359,581	706,243	(412,111)
Net increase (decrease) in net assets resulting from operations	957,661	573,990	938,581	(44,126)

Dividends and Distributions to Shareholders from:
Net investment income	—	(154,748)	—	(190,190)

Capital Share Transactions
Proceeds from shares created	—	1,675,079	—	906,621
Cost of shares redeemed	(1,715,593)	(803,020)	(813,663)	(851,785)
Net increase (decrease) from capital share transactions	(1,715,593)	872,059	(813,663)	54,836
Total increase (decrease) in net assets	(757,932)	1,291,301	124,918	(179,480)

Net Assets
Beginning of period	8,116,915	6,825,614	10,634,908	10,814,388
End of period	$7,358,983	$8,116,915	$10,759,826	$10,634,908
Including undistributed net investment income as follows:	$343,393	$243,801	$75,129	$14,191

Changes in Shares Outstanding
Shares outstanding, beginning of period	500,000	450,000	650,000	650,000
Shares created	—	100,000	—	50,000
Shares redeemed	(100,000)	(50,000)	(50,000)	(50,000)
Shares outstanding, end of period	400,000	500,000	600,000	650,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Global Agribusiness Small Cap ETF		IQ Global Oil Small Cap ETF		IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$43,199	$131,225	$12,212	$42,237	$2,981,109	$2,319,500
Net realized gain (loss) on Investments and Foreign currency transactions	366,993	(759,651)	(56,734)	(62,750)	1,951,730	1,582,019
Net change in net unrealized appreciation (depreciation) on Investments and Foreign currency translations	348,310	2,016,323	(34,359)	40,621	(3,958,422)	6,491,993
Net increase in net assets resulting from operations	758,502	1,387,897	(78,881)	20,108	974,417	10,393,512

Dividends and Distributions to Shareholders from:
Net investment income	—	(171,392)	—	(126,350)	(2,603,558)	(2,277,082)
Return of capital	—	—	—	—	—	(2,848,754)
Total dividends and distributions to shareholders	—	(171,392)	—	(126,350)	(2,603,558)	(5,125,836)

Capital Share Transactions
Proceeds from shares created	—	1,549,035	533,897	1,065,625	6,779,681	52,855,659
Cost of shares redeemed	(1,713,338)	(1,617,334)	—	(1,206,997)	(5,458,163)	(20,785,531)
Net increase (decrease) from capital share transactions	(1,713,338)	(68,299)	533,897	(141,372)	1,321,518	32,070,128
Total increase (decrease) in net assets	(954,836)	1,148,206	455,016	(247,614)	(307,623)	37,337,804

Net Assets
Beginning of period	13,195,415	12,047,209	2,695,381	2,942,995	114,000,722	76,662,918
End of period	$12,240,579	$13,195,415	$3,150,397	$2,695,381	$113,693,099	$114,000,722
Including undistributed net investment income as follows:	$100,726	$57,527	$48,200	$35,988	$493,752	$116,201

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,000	400,000	250,000	250,000	4,200,000	3,050,000
Shares created	—	50,000	50,000	100,000	250,000	1,950,000
Shares redeemed	(50,000)	(50,000)	—	(100,000)	(200,000)	(800,000)
Shares outstanding, end of period	350,000	400,000	300,000	250,000	4,250,000	4,200,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ 50 Percent Hedged FTSE International ETF		IQ 50 Percent Hedged FTSE Europe ETF		IQ 50 Percent Hedged FTSE Japan ETF
	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,950,698	$3,928,527	$1,698,005	$1,473,587	$225,236	$396,073
Net realized gain (loss) on Investments and forward foreign currency contracts and transactions	9,724,286	3,835,699	(4,699,640)	(675,055)	233,549	(445,913)
Net change in net unrealized appreciation (depreciation) on Investments and forward foreign currency contracts and translations	13,433,766	17,633,261	13,341,738	3,138,322	3,725,174	3,278,665
Net increase (decrease) in net assets resulting from operations	27,108,750	25,397,487	10,340,103	3,936,854	4,183,959	3,228,825
Dividends and Distributions to Shareholders from:
Net investment income	(4,467,626)	(3,525,841)	(2,009,903)	(1,674,374)	(165,489)	(614,409)
Net realized gains	—	(1,799,252)	—	(1,256,080)	—	—
Total dividends and distributions to shareholders	(4,467,626)	(5,325,093)	(2,009,903)	(2,930,454)	(165,489)	(614,409)
Capital Share Transactions
Proceeds from shares created	189,104,658	117,132,459	74,066,087	100,469,196	2,083,747	—
Cost of shares redeemed	(85,735,170)	(4,620,407)	—	(66,353,843)	—	—
Net increase (decrease) from capital share transactions	103,369,488	112,512,052	74,066,087	34,115,353	2,083,747	—
Total increase (decrease) in net assets	126,010,612	132,584,446	82,396,287	35,121,753	6,102,217	2,614,416
Net Assets
Beginning of period	208,594,749	76,010,303	81,845,275	46,723,522	27,739,731	25,125,315
End of period	$334,605,361	$208,594,749	$164,241,562	$81,845,275	$33,841,948	$27,739,731
Including undistributed (accumulated) net investment income (loss) as follows:	$345,352	$862,280	$99,269	$411,167	$170,608	$110,861
Changes in Shares Outstanding
Shares outstanding, beginning of period	10,600,001	4,300,001	4,350,001	2,650,001	1,450,001	1,450,001
Shares created	9,300,000	6,550,000	3,800,000	5,650,000	100,000	—
Shares redeemed	(4,200,000)	(250,000)	—	(3,950,000)	—	—
Shares outstanding, end of period	15,700,001	10,600,001	8,150,001	4,350,001	1,550,001	1,450,001

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Leaders GTAA Tracker ETF		IQ Enhanced Core Bond U.S. ETF		IQ Enhanced Core Plus Bond U.S. ETF
	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Period May 10, 2016* to April 30, 2017	For the Six Months Ended October 31, 2017 (unaudited)	For the Period May 10, 2016* to April 30, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$498,605	$635,808	$760,646	$1,470,393	$3,986,081	$5,236,037
Net realized gain (loss) on Investments and Swap transactions	1,252,857	967,789	206,085	(2,452,013)	957,780	(4,343,168)
Net change in net unrealized appreciation (depreciation) on Investments and Swap transactions	663,397	1,766,086	335,712	(518,877)	(63,869)	422,928
Net increase in net assets resulting from operations	2,414,859	3,369,683	1,302,443	(1,500,497)	4,879,992	1,315,797
Dividends and Distributions to Shareholders from:
Net investment income	(541,040)	(576,860)	(768,468)	(1,478,105)	(4,005,567)	(5,319,018)
Total dividends and distributions to shareholders	(541,040)	(576,860)	(768,468)	(1,478,105)	(4,005,567)	(5,319,018)
Capital Share Transactions
Proceeds from shares created	15,179,872	50,067,774	977,686	110,679,288	90,374,498	334,275,090
Cost of shares redeemed	(11,633,668)	(20,716,891)	(1,964,180)	(33,468,712)	(5,008,240)	(99,484,690)
Net increase (decrease) from capital share transactions	3,546,204	29,350,883	(986,494)	77,210,576	85,366,258	234,790,400
Total increase (decrease) in net assets	5,420,023	32,143,706	(452,519)	74,231,974	86,240,683	230,787,179
Net Assets
Beginning of period	34,239,770	2,096,064	74,231,974	—	230,787,179	—
End of period	$39,659,793	$34,239,770	$73,779,455	$74,231,974	$317,027,862	$230,787,179
Including undistributed (accumulated) net investment income (loss) as follows:	$53,574	$96,009	$(7,822)	$—	$(19,486)	$—
Changes in Shares Outstanding
Shares outstanding, beginning of period	1,500,001	100,001	3,800,001	—	11,550,001	—
Shares created	650,000	2,350,000	50,000	5,500,001	4,500,000	16,550,001
Shares redeemed	(500,000)	(950,000)	(100,000)	(1,700,000)	(250,000)	(5,000,000)
Shares outstanding, end of period	1,650,001	1,500,001	3,750,001	3,800,001	15,800,001	11,550,001

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ S&P High Yield Low Volatility Bond ETF		IQ Chaikin U.S Small Cap ETF
	For the Six Months Ended October 31, 2017 (unaudited)	For the Period February 15, 2017* to April 30, 2017	For the Period May 16, 2017* to October 31, 2017 (unaudited)

Increase (Decrease) in Net Assets from Operations
Net investment income	$1,621,094	$322,796	$311,493
Net realized loss on Investments	(45,254)	(13,904)	(103,333)
Net change in net unrealized appreciation (depreciation) on Investments	290,460	279,672	20,322,925
Net increase in net assets resulting from operations	1,866,300	588,564	20,531,085

Dividends and Distributions to Shareholders from:
Net investment income	(1,414,106)	(181,476)	(277,036)

Capital Share Transactions
Proceeds from shares created	59,537,595	51,257,753	244,299,895
Cost of shares redeemed	(2,537,164)	(2,520,235)	—
Net increase from capital share transactions	57,000,431	48,737,518	244,299,895
Total increase in net assets	57,452,625	49,144,606	264,553,944

Net Assets
Beginning of period	49,144,606	—	—
End of period	$106,597,231	$49,144,606	$264,553,944
Including undistributed (accumulated) net investment income (loss) as follows:	$348,308	$141,320	$34,457

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,950,001	—	1
Shares created	2,350,000	2,050,001	9,550,000
Shares redeemed	(100,000)	(100,000)	—
Shares outstanding, end of period	4,200,001	1,950,001	9,550,001

*	Commencement of operations

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017		2016	2015		2014		2013
Net asset value, beginning of period	$29.15		$29.03		$30.01	$29.26		$28.41		$27.66

Income from Investment Operations
Net investment income(a)*	0.26		0.50		0.43	0.38		0.33		0.34
Net realized and unrealized gain (loss) on investments	0.73		(0.38)		(1.30)	0.74		0.88		0.69
Distributions of net realized gains from investments in other investment companies	—		0.00	(b)	0.03	0.02		0.01		0.03
Net increase (decrease) in net assets resulting from investment operations	0.99		0.12		(0.84)	1.14		1.22		1.06

Distributions from:
Net investment income	—		(0.00	)(c)	(0.14)	(0.39)		(0.37)		(0.31)
Net asset value, end of period	$30.14		$29.15		$29.03	$30.01		$29.26		$28.41
Market price, end of period	$30.15		$29.15		$29.06	$30.00

Total Return
Total investment return based on net asset value(d)	3.40%		0.42%		(2.80)%	3.93	%(e)	4.30	%(e)	3.85%
Total investment return based on Market price(f)	3.43%		0.31%		(2.67)%	3.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,097,124		$1,062,579		$1,074,120	$1,000,840		$722,844		$383,501
Ratio to average net assets of:
Expenses(g)	0.76	%(h)	0.76%		0.76%	0.76%		0.75%		0.75%
Net investment income (loss)*	1.75	%(h)	1.72%		1.48%	1.27%		1.16%		1.22%
Portfolio turnover rate(i)	92%		285%		312%	81%		119%		159%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Greater than $(0.005) per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(g)	Excludes expenses incurred by the underlying investments in other funds.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$25.46		$24.66	$25.69	$26.50	$26.90	$27.28

Income from Investment Operations
Net investment income(a)*	0.16		0.37	0.46	0.32	0.36	0.38
Net realized and unrealized gain (loss) on investments	0.83		0.43	(1.27)	(0.79)	(0.62)	(0.29)
Distributions of net realized gains from investments in other investment companies	—		0.00 (b)	0.05	0.00 (b)	0.02	0.01
Net increase (decrease) in net assets resulting from investment operations	0.99		0.80	(0.76)	(0.47)	(0.24)	0.10

Distributions from:
Net investment income	—		—	(0.27)	(0.34)	(0.16)	(0.48)
Net asset value, end of period	$26.45		$25.46	$24.66	$25.69	$26.50	$26.90
Market price, end of period	$26.44		$25.44	$24.80	$25.74

Total Return
Total investment return based on net asset value(d)	3.89%		3.25%	(2.97)%	(1.77)%	(0.90)%	0.36%
Total investment return based on Market price(f)	3.93%		2.58%	(2.60)%	(1.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,613		$6,365	$14,794	$21,837	$26,504	$63,225
Ratio to average net assets of:
Expenses(g)	0.76	%(h)	0.76%	0.76%	0.75%	0.75%	0.75%
Net investment income (loss)*	1.22	%(h)	1.50%	1.86%	1.23%	1.37%	1.39%
Portfolio turnover rate(i)	86%		68%	99%	101%	58%	146%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Greater than $(0.005) per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(g)	Excludes expenses incurred by the underlying investments in other funds.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,				For the Period October 4, 2012(1) to April 30, 2013
			2017	2016	2015	2014
Net asset value, beginning of period	$25.25		$25.49	$25.53	$25.77	$25.69	$24.98

Income from Investment Operations
Net investment income(a)*	0.20		0.36	0.27	0.16	0.16	0.06
Net realized and unrealized gain (loss) on investments	0.15		(0.25)	(0.33)	(0.09)	0.12	0.68
Distributions of net realized gains from investments in other investment companies	—		0.00 (b)	0.02	0.03	0.02	0.03
Net increase (decrease) in net assets resulting from investment operations	0.35		0.11	(0.04)	0.10	0.30	0.77

Distributions from:
Net investment income	—		(0.35)	—	(0.34)	(0.22)	(0.06)
Net asset value, end of period	$25.60		$25.25	$25.49	$25.53	$25.77	$25.69
Market price, end of period	$25.60		$25.25	$25.43	$25.50

Total Return
Total investment return based on net asset value(c)	1.39%		0.44%	(0.15)%	0.40%	1.17%	3.10%
Total investment return based on Market price(d)	1.39%		0.67%	0.27%	0.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,522		$11,364	$15,294	$12,766	$16,748	$5,137
Ratio to average net assets of:
Expenses(f)	0.76	%(g)	0.76%	0.76%	0.76%	0.75%	0.76	%(g)
Net investment income (loss)*	1.56	%(g)	1.40%	1.09%	0.64%	0.64%	0.40	%(g)
Portfolio turnover rate(h)	103%		99%	135%	101%	51%	29%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(1)	Commencement of operations.
(a)	Based on average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	Excludes expenses incurred by the underlying investments in other funds.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Long/Short Tracker ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Period March 24, 2015(1) to April 30, 2015
Net asset value, beginning of period	$20.36		$18.88	$19.93	$20.00

Income from Investment Operations
Net investment income(a)*	0.22		0.35	0.41	0.04
Net realized and unrealized gain (loss) on investments	1.10		1.19	(1.10)	(0.11)
Distributions of net realized gains from investments in other investment companies	—		0.00 (b)	—	—
Net increase (decrease) in net assets resulting from investment operations	1.32		1.54	(0.69)	(0.07)

Distributions from:
Net investment income	—		(0.06)	(0.36)	—
Net asset value, end of period	$21.68		$20.36	$18.88	$19.93
Market price, end of period	$21.68		$20.34	$18.72	$20.79

Total Return
Total investment return based on net asset value(c)	6.47%		8.18%	(3.46)%	(0.35)%
Total investment return based on Market price(d)	6.59%		8.98%	(8.23)%	3.95	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,336		$4,072	$1,888	$1,993
Ratio to average net assets of:
Expenses(f)	0.76	%(g)	0.77%	0.76%	0.75	%(g)
Net investment income (loss)*	2.09	%(g)	1.78%	2.15%	1.73	%(g)
Portfolio turnover rate(h)	21%		147%	94%	4%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(1)	Commencement of operations.
(a)	Based on average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	Excludes expenses incurred by the underlying investments in other funds.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Event-Driven Tracker ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Period March 24, 2015(1) to April 30, 2015
Net asset value, beginning of period	$20.59		$19.40	$20.01	$19.95

Income from Investment Operations
Net investment income(a)*	0.22		0.56	0.54	0.02
Net realized and unrealized gain (loss) on investments	0.48		1.09	(1.03)	0.03
Distributions of net realized gains from investments in other investment companies	—		0.00 (b)	0.23	0.01
Net increase (decrease) in net assets resulting from investment operations	0.70		1.65	(0.26)	0.06

Distributions from:
Net investment income	—		(0.46)	(0.35)	—
Net asset value, end of period	$21.29		$20.59	$19.40	$20.01
Market price, end of period	$21.30		$20.59	$19.43	$20.00

Total Return
Total investment return based on net asset value(c)	3.43%		8.58%	(1.26)%	0.30%
Total investment return based on Market price(d)	3.45%		8.44%	(1.04)%	0.25	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,194		$3,088	$1,940	$2,001
Ratio to average net assets of:
Expenses(f)	0.76	%(g)	0.76%	0.79%	0.75	%(g)
Net investment income (loss)*	2.12	%(g)	2.80%	2.81%	1.31	%(g)
Portfolio turnover rate(h)	21%		68%	16%	6%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(1)	Commencement of operations.
(a)	Based on average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	Excludes expenses incurred by the underlying investments in other funds.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$25.82		$24.70	$27.18		$29.21		$28.50		$28.95

Income from Investment Operations
Net investment income(a)*	0.51		0.33	0.56		0.37		0.41		0.40
Net realized and unrealized gain (loss) on investments	0.84		0.89	(2.48)		(2.05)		0.61		(0.48)
Net increase (decrease) in net assets resulting from investment operations	1.35		1.22	(1.92)		(1.68)		1.02		(0.08)

Distributions from:
Net investment income	—		(0.10)	(0.56)		(0.35)		(0.31)		(0.37)
Net asset value, end of period	$27.17		$25.82	$24.70		$27.18		$29.21		$28.50
Market price, end of period	$27.25		$25.95	$24.78		$27.18

Total Return
Total investment return based on net asset value(b)	5.21%		4.94%	(6.71	)%(c)	(5.75	)%(c)	3.61	%(c)	(0.35)%
Total investment return based on Market price(d)	5.01%		5.13%	(6.41)%		(5.97)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$198,316		$179,450	$67,924		$66,587		$84,719		$85,511
Ratio to average net assets of:
Expenses(e)	0.75	%(f)	0.75%	0.76%		0.75%		0.75%		0.76%
Net investment income (loss)*	3.85	%(f)	1.29%	2.39%		1.32%		1.45%		1.39%
Portfolio turnover rate(g)	136%		199%	325%		182%		116%		119%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(e)	Excludes expenses incurred by the underlying investments in other funds.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$30.21		$28.44		$28.92	$27.09	$25.60	$26.02

Income from Investment Operations
Net investment income(a)*	0.03		0.24	(b)	0.02	0.04	0.03	0.09
Net realized and unrealized gain (loss) on investments	0.73		1.59		(0.25)	1.79	1.72	(0.46)
Net increase (decrease) in net assets resulting from investment operations	0.76		1.83		(0.23)	1.83	1.75	(0.37)

Distributions from:
Net investment income	—		(0.06)		(0.25)	—	(0.26)	(0.05)
Net asset value, end of period	$30.97		$30.21		$28.44	$28.92	$27.09	$25.60
Market price, end of period	$31.04		$30.27		$28.51	$28.97

Total Return
Total investment return based on net asset value(c)	2.57%		6.45%		(0.79)%	6.76%	6.88%	(1.42)%
Total investment return based on Market price(d)	2.54%		6.39%		(0.73)%	6.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$314,327		$188,833		$139,367	$121,447	$33,862	$14,078
Ratio to average net assets of:
Expenses(e)	0.75	%(f)	0.76%		0.76%	0.76%	0.75%	0.76%
Net investment income (loss)	0.21	%(f)	0.82	%(b)	0.09%	0.14%	0.13%	0.36%
Portfolio turnover rate(g)	144%		268%		272%	447%	353%	374%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding.
(b)	Net investment income per share and ratio of net investment income to average net assets include a special cash dividend received of $0.14 per share owned of Calsonic Kansei Corp. on February 17, 2017. Net investment income per share and the net investment income to average net assets excluding the special dividend are $0.10 and 0.34% respectively.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(e)	Excludes expenses incurred by the underlying investments in other funds.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Real Return ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$27.25		$26.73	$26.70		$26.33	$26.50	$26.23

Income from Investment Operations
Net investment income(a)*	0.15		0.22	0.09		0.05	0.09	0.06
Net realized and unrealized gain (loss) on investments	0.12		0.30	(0.06)		0.35	(0.23)	0.23
Net increase (decrease) in net assets resulting from investment operations	0.27		0.52	0.03		0.40	(0.14)	0.29

Distributions from:
Net investment income	—		—	(0.00	)(b)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$27.52		$27.25	$26.73		$26.70	$26.33	$26.50
Market price, end of period	$27.52		$27.27	$26.72		$26.81

Total Return
Total investment return based on net asset value(c)	1.01%		1.94%	0.11%		1.50%	(0.54)%	1.09%
Total investment return based on Market price(d)	0.92%		2.06%	(0.32)%		1.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,897		$28,608	$26,727		$28,031	$26,329	$60,954
Ratio to average net assets of:
Expenses(e)	0.48	%(f)	0.49%	0.49%		0.48%	0.48%	0.48%
Net investment income (loss)*	1.06	%(f)	0.82%	0.33%		0.18%	0.36%	0.23%
Portfolio turnover rate(g)	29%		71%	109%		91%	45%	72%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding.
(b)	Greater than $(0.005) per share.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(e)	Excludes expenses incurred by the underlying investments in other funds.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Australia Small Cap ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.23		$15.17	$16.31	$19.22	$21.34	$23.25

Income from Investment Operations
Net investment income(a)*	0.23		0.50	0.43	0.57	0.53	0.62
Net realized and unrealized gain (loss) on investments	1.94		0.84	(0.93)	(2.60)	(1.93)	(2.14)
Net increase (decrease) in net assets resulting from investment operations	2.17		1.34	(0.50)	(2.03)	(1.40)	(1.52)

Distributions from:
Net investment income	—		(0.28)	(0.64)	(0.88)	(0.72)	(0.39)
Net asset value, end of period	$18.40		$16.23	$15.17	$16.31	$19.22	$21.34
Market price, end of period	$18.36		$16.23	$15.10	$16.42

Total Return
Total investment return based on net asset value(b)	13.33%		8.98%	(2.59)%	(10.43)%	(6.32)%	(6.51)%
Total investment return based on Market price(c)	13.12%		9.45%	(3.70)%	(9.84)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,359		$8,117	$6,826	$5,708	$8,649	$13,870
Ratio to average net assets of:
Expenses(d)	0.70	%(e)	0.70%	0.70%	0.70%	0.69%	0.69%
Net investment income (loss)*	2.59	%(e)	3.07%	3.08%	3.22%	2.84%	2.98%
Portfolio turnover rate(f)	14%		27%	40%	36%	31%	29%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(c)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(d)	Excludes expenses incurred by the underlying investments in other funds.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Canada Small Cap ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.36		$16.64	$18.67	$23.80	$21.31	$26.17

Income from Investment Operations
Net investment income(a)*	0.10		0.21	0.28	0.27	0.29	0.28
Net realized and unrealized gain (loss) on investments	1.47		(0.20)	(1.96)	(5.22)	2.51	(4.27)
Net increase (decrease) in net assets resulting from investment operations	1.57		0.01	(1.68)	(4.95)	2.80	(3.99)

Distributions from:
Net investment income	—		(0.29)	(0.35)	(0.18)	(0.31)	(0.87)
Net asset value, end of period	$17.93		$16.36	$16.64	$18.67	$23.80	$21.31
Market price, end of period	$17.91		$16.34	$16.22	$18.63

Total Return
Total investment return based on net asset value(b)	9.61%		0.11%	(8.29)%	(20.81)%	13.32%	(15.49)%
Total investment return based on Market price(c)	9.61%		2.55%	(10.39)%	(20.71)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,760		$10,635	$10,814	$10,270	$16,663	$15,981
Ratio to average net assets of:
Expenses(d)	0.70	%(e)	0.70%	0.70%	0.69%	0.69%	0.70%
Net investment income (loss)*	1.13	%(e)	1.24%	1.98%	1.25%	1.37%	1.21%
Portfolio turnover rate(f)	16%		36%	27%	33%	38%	41%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(c)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(d)	Excludes expenses incurred by the underlying investments in other funds.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Global Agribusiness Small Cap ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$32.99		$30.12	$27.26	$26.92	$26.41	$24.82

Income from Investment Operations
Net investment income(a) *	0.11		0.31	0.41	0.31	0.35	0.31
Net realized and unrealized gain (loss) on investments	1.87		2.94	2.82	0.44	0.58	1.64
Net increase (decrease) in net assets resulting from investment operations	1.98		3.25	3.23	0.75	0.93	1.95

Distributions from:
Net investment income	—		(0.38)	(0.37)	(0.41)	(0.42)	(0.36)
Net asset value, end of period	$34.97		$32.99	$30.12	$27.26	$26.92	$26.41
Market price, end of period	$35.02		$33.05	$29.52	$27.27

Total Return
Total investment return based on net asset value(b)	6.02%		10.86%	11.93%	2.92%	3.50%	7.91%
Total investment return based on Market price(c)	5.96%		13.32%	9.66%	3.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,241		$13,195	$12,047	$13,630	$25,572	$36,977
Ratio to average net assets of:
Expenses(d)	0.76	%(e)	0.76%	0.76%	0.76%	0.75%	0.75%
Net investment income (loss)*	0.66	%(e)	0.99%	1.48%	1.16%	1.29%	1.24%
Portfolio turnover rate(f)	6%		35%	31%	33%	25%	17%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(c)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(d)	Excludes expenses incurred by the underlying investments in other funds.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Global Oil Small Cap ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$10.78		$11.77		$17.47	$22.76	$19.36	$17.58

Income from Investment Operations
Net investment income(a)*	0.05		0.14	(g)	0.17	0.25	0.19	0.15
Net realized and unrealized gain (loss) on investments	(0.33)		(0.77)		(5.58)	(5.25)	3.36	1.93
Net increase (decrease) in net assets resulting from investment operations	(0.28)		(0.63)		(5.41)	(5.00)	3.55	2.08

Distributions from:
Net investment income	—		(0.36)		(0.29)	(0.29)	(0.15)	(0.30)
Net asset value, end of period	$10.50		$10.78		$11.77	$17.47	$22.76	$19.36
Market price, end of period	$10.49		$10.77		$11.96	$17.42

Total Return
Total investment return based on net asset value(b)	(2.59)%		(5.76)%		(30.69)%	(21.80)%	18.44%	12.09%
Total investment return based on Market price(c)	(2.60)%		(7.34)%		(29.39)%	(21.58)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,150		$2,695		$2,943	$5,240	$2,276	$1,936
Ratio to average net assets of:
Expenses(d)	0.82	%(e)	0.79%		0.84%	0.76%	0.76%	0.76%
Net investment income (loss)*	0.94	%(e)	1.25	%(g)	1.34%	1.41%	0.93%	0.86%
Portfolio turnover rate(f)	16%		40%		52%	58%	42%	30%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(c)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(d)	Excludes expenses incurred by the underlying investments in other funds.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.
(g)	Net investment income per share and ratio of net investment income to average net assets include a special cash dividend received of $0.02 per share owned of Subsea 7 SA on February 17, 2017. Net investment income per share and the net investment income to average net assets excluding the special dividend are $0.12 and 1.10% respectively.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$27.14		$25.14	$26.77	$25.44	$27.07	$20.42

Income from Investment Operations
Net investment income(a)*	0.69		0.71	0.90	1.07	1.22	0.83
Net realized and unrealized gain (loss) on investments	(0.48)		2.88	(1.09)	1.57	(0.96)	7.00
Distributions of net realized gains from investments in other investment companies	—		0.00 (b)	—	—	—	—
Net increase (decrease) in net assets resulting from investment operations	0.21		3.59	(0.19)	2.64	0.26	7.83

Distributions from:
Net investment income	(0.60)		(0.71)	(0.88)	(1.04)	(1.24)	(1.18)
Return of capital	—		(0.88)	(0.56)	(0.27)	(0.65)	—
Total distributions from net investment income and return of capital	(0.60)		(1.59)	(1.44)	(1.31)	(1.89)	(1.18)
Net asset value, end of period	$26.75		$27.14	$25.14	$26.77	$25.44	$27.07
Market price, end of period	$26.74		$27.15	$25.10	$26.82

Total Return
Total investment return based on net asset value(c)	0.77%		14.60%	(0.51)%	10.44%	1.65%	39.85%
Total investment return based on Market price(d)	0.70%		14.79%	(0.83)%	10.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,693		$114,001	$76,663	$95,048	$52,146	$58,192
Ratio to average net assets of:
Expenses(e)	0.69	%(f)	0.70%	0.70%	0.69%	0.69%	0.69%
Net investment income (loss)*	5.04	%(f)	2.64%	3.62%	3.97%	4.91%	3.70%
Portfolio turnover rate(g)	17%		28%	28%	17%	35%	16%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(e)	Excludes expenses incurred by the underlying investments in other funds.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ 50 Percent Hedged FTSE International ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30, 2017	For the Period July 22, 2015(a) to April 30, 2016
Net asset value, beginning of period	$19.68		$17.68	$19.94

Income from Investment Operations
Net investment income(b)*	0.26		0.46	0.37
Net realized and unrealized gain (loss) on investments	1.72		2.18	(2.42)
Net increase (decrease) in net assets resulting from investment operations	1.98		2.64	(2.05)

Distributions from:
Net investment income	(0.35)		(0.44)	(0.21)
Net realized gain	—		(0.20)	—
Total distributions from net investment income and realized gains	—		(0.64)	(0.21)
Net asset value, end of period	$21.31		$19.68	$17.68
Market price, end of period	$21.48		$19.75	$17.59

Total Return
Total investment return based on net asset value(c)	10.15%		15.29%	(10.33)%
Total investment return based on Market price(d)	10.61%		16.28%	(10.77	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$334,605		$208,595	$76,010
Ratio to average net assets of:
Expenses net of waiver/reimbursements(f)	0.25	%(g)	0.36%	0.36	%(g)
Expenses excluding waiver/reimbursements(f)	0.35	%(g)	—%	—%
Net investment income (loss)*	2.57	%(g)	2.55%	2.71	%(g)
Portfolio turnover rate(h)	6%		8%	7%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate market returns.
(f)	Excludes expenses incurred by the underlying investments in other funds.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ 50 Percent Hedged FTSE Europe ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30, 2017	For the Period July 22, 2015(a) to April 30, 2016
Net asset value, beginning of period	$18.82		$17.63	$19.90

Income from Investment Operations
Net investment income(b)*	0.24		0.62	0.36
Net realized and unrealized gain (loss) on investments	1.39		1.96	(2.41)
Net increase (decrease) in net assets resulting from investment operations	1.63		2.58	(2.05)

Distributions from:
Net investment income	(0.30)		(0.63)	(0.22)
Net realized gain	—		(0.76)	—
Total distributions from net investment income and realized gains	(0.30)		(1.39)	(0.22)
Net asset value, end of period	$20.15		$18.82	$17.63
Market price, end of period	$20.20		$18.90	$17.82

Total Return
Total investment return based on net asset value(b)	8.75%		15.48%	(10.33)%
Total investment return based on Market price(d)	8.51%		14.78%	(9.38	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$164,242		$81,845	$46,724
Ratio to average net assets of:
Expenses net of waiver/reimbursements(f)	0.35	%(g)	0.46%	0.46	%(g)
Expenses excluding waiver/reimbursements(f)	0.45	%(g)	0.46%	0.46	%(g)
Net investment income (loss)*	2.45	%(g)	3.52%	2.65	%(g)
Portfolio turnover rate(h)	4%		14%	10%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	Excludes expenses incurred by the underlying investments in other funds.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ 50 Percent Hedged FTSE Japan ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30, 2017	For the Period July 22, 2015(a) to April 30, 2016
Net asset value, beginning of period	$19.13		$17.33	$20.16

Income from Investment Operations
Net investment income(b)*	0.16		0.27	0.27
Net realized and unrealized gain (loss) on investments	2.65		1.95	(3.10)
Net increase (decrease) in net assets resulting from investment operations	2.81		2.22	(2.83)

Distributions from:
Net investment income	(0.11)		(0.42)	—
Net asset value, end of period	$21.83		$19.13	$17.33
Market price, end of period	$22.12		$19.16	$17.83

Total Return
Total investment return based on net asset value(c)	14.79%		13.18%	(14.05)%
Total investment return based on Market price(d)	16.11%		10.17%	(11.56	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,842		$27,740	$25,125
Ratio to average net assets of:
Expenses net of waiver/reimbursements(f)	0.36	%(g)	0.46%	0.46	%(g)
Expenses excluding waiver/reimbursements(f)	0.45	%(g)	0.46%	0.46	%(g)
Net investment income (loss)*	1.50	%(g)	1.53%	1.85	%(g)
Portfolio turnover rate(h)	3%		15%	11%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	Excludes expenses incurred by the underlying investments in other funds.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Leaders GTAA Tracker ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30, 2017	For the Period September 30, 2015(a) to April 30, 2016
Net asset value, beginning of period	$22.83		$20.96	$20.00

Income from Investment Operations
Net investment income(b)*	0.32		0.48	0.26
Net realized and unrealized gain (loss) on investments	1.23		1.80	0.78
Distributions of net realized gains from investments in other investment companies	—		0.00 (c)	0.06
Net increase (decrease) in net assets resulting from investment operations	1.55		2.28	1.10

Distributions from:
Net investment income	(0.34)		(0.41)	(0.14)
Net asset value, end of period	$24.04		$22.83	$20.96
Market price, end of period	$24.03		$22.84	$20.21

Total Return
Total investment return based on net asset value(d)	6.86%		10.99%	5.50%
Total investment return based on Market price(e)	6.77%		15.18%	1.72	(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,660		$34,240	$2,096
Ratio to average net assets of:
Expenses(g)	0.45	% (h)	0.46%	0.46	%(h)
Net investment income (loss)*	2.69	% (h)	2.23%	2.18	%(h)
Portfolio turnover rate(i)	58%		105%	116%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Less than $0.005 per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(e)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to 2017 the closing price listed on the NYSE Arca was used
(f)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(g)	Excludes expenses incurred by the underlying investments in other funds.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Enhanced Core Bond U.S. ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Period May 10, 2016(a) to April 30, 2017
Net asset value, beginning of period	$19.53		$20.00

Income from Investment Operations
Net investment income(b)*	0.20		0.41
Net realized and unrealized gain (loss) on investments	0.14		(0.49)
Distributions of net realized gains from investments in other investment companies	—		0.01
Net increase (decrease) in net assets resulting from investment operations	0.34		(0.07)

Distributions from:
Net investment income	(0.20)		(0.40)
Net asset value, end of period	$19.67		$19.53
Market price, end of period	$19.69		$19.54

Total Return
Total investment return based on net asset value(c)	1.77%		(0.31)%
Total investment return based on Market price(d)	1.82%		(0.29	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,779		$74,232
Ratio to average net assets of:
Expenses net of waiver/reimbursements(f)	0.20	% (g)	0.20	%(g)
Expenses excluding waiver/reimbursements(f)	0.25	% (g)	0.25	%(g)
Net investment income (loss)*	2.04	% (g)	2.14	%(g)
Portfolio turnover rate(h)	105%		265%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	Excludes expenses incurred by the underlying investments in other funds.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Enhanced Core Bond Plus U.S. ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Period May 10, 2016(a) to April 30, 2017
Net asset value, beginning of period	$19.98		$20.00

Income from Investment Operations
Net investment income*(b)	0.30		0.53
Net realized and unrealized gain (loss) on investments	0.09		(0.03)
Distributions of net realized gains from investments in other investment companies	—		0.01
Net increase (decrease) in net assets resulting from investment operations	0.39		0.51

Distributions from:
Net investment income	(0.30)		(0.53)
Net asset value, end of period	$20.07		$19.98
Market price, end of period	$20.08		$19.99

Total Return
Total investment return based on net asset value(c)	1.95%		2.57%
Total investment return based on Market price(d)	1.98%		2.61	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$317,028		$230,787
Ratio to average net assets of:
Expenses net of waiver/reimbursements(f)	0.20	%(g)	0.20	%(g)
Expenses excluding waiver/reimbursements(f)	0.25	%(g)	0.25	%(g)
Net investment income (loss)*	2.95	%(g)	2.73	%(g)
Portfolio turnover rate(h)	105%		147%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	Excludes expenses incurred by the underlying investments in other funds.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ S&P High Yield Low Volatility Bond ETF				IQ Chaikin U.S Small Cap ETF
	For the Six Months Ended October 31, 2017 (unaudited)		For the Period February 15, 2017(a) to April 30, 2017		For the Period May 16, 2017(a) to October 31, 2017
Net asset value, beginning of period	$25.20		$25.00		$25.00

Income from Investment Operations
Net investment income(b)*	0.49		0.20		0.05
Net realized and unrealized gain (loss) on investments	0.14		0.10		2.69
Net increase (decrease) in net assets resulting from investment operations	0.63		0.30		2.74

Distributions from:
Net investment income	(0.45)		(0.10)		(0.04)
Net asset value, end of period	$25.38		$25.20		$27.70
Market price, end of period	$25.44		$25.34		$27.74

Total Return
Total investment return based on net asset value(c)	2.53%		1.40%		10.28%
Total investment return based on Market price(e)	2.20%		1.93	%(d)	10.44	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106,597		$49,145		$264,554
Ratio to average net assets of:
Expenses net of waiver/reimbursements(f)	0.40	%(g)	0.40	%(g)	0.35	%(g)
Expenses excluding waiver/reimbursements(f)	0.41	%(g)	0.41	%(g)	0.35	%(g)
Net investment income (loss)*	3.89	%(g)	4.05	%(g)	0.45	%(g)
Portfolio turnover rate(h)	28%		15%		4%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	Since the shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate market returns.
(e)	The market price returns are calculated using the mean between the last bid and ask prices.
(f)	Excludes expenses incurred by the underlying investments in other funds.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2017 (unaudited)

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of twenty-one operational funds (collectively, the “Funds” and each individually, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Funds	Diversification Policy	Commencement of Operations Date
IQ Hedge Multi-Strategy Tracker ETF	Diversified	March 24, 2009
IQ Hedge Macro Tracker ETF	Diversified	June 8, 2009
IQ Hedge Market Neutral Tracker ETF	Diversified	October 4, 2012
IQ Hedge Long/Short Tracker ETF and IQ Hedge Event-Driven Tracker ETF	Diversified	March 24, 2015
IQ S&P High Yield Low Volatility Bond ETF	Diversified	February 15, 2017
IQ Leaders GTAA Tracker ETF	Diversified	September 30, 2015
IQ Chaikin U.S. Small Cap ETF	Diversified	May 16, 2017
IQ Real Return ETF	Non-diversified	October 26, 2009
IQ Global Resources ETF	Non-diversified	October 26, 2009
IQ Merger Arbitrage ETF	Non-diversified	November 16, 2009
IQ Australia Small Cap ETF and IQ Canada Small Cap ETF	Non-diversified	March 22, 2010
IQ Global Agribusiness Small Cap ETF	Non-diversified	March 21, 2011
IQ Global Oil Small Cap ETF	Non-diversified	May 4, 2011
IQ U.S. Real Estate Small Cap ETF	Non-diversified	June 13, 2011
IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, and IQ 50 Percent Hedged FTSE Japan ETF	Non-diversified	July 22, 2015
IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF	Non-diversified	May 10, 2016

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the Underlying Index). The underlying indices for the Funds are listed below:

Fund	Underlying Index
IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Multi-Strategy Index
IQ Hedge Macro Tracker ETF	IQ Hedge Macro Index
IQ Hedge Market Neutral Tracker ETF	IQ Hedge Market Neutral Index
IQ Hedge Long/Short Tracker ETF	IQ Hedge Long/Short Index
IQ Hedge Event-Driven Tracker ETF	IQ Hedge Event-Driven Index
IQ Global Resources ETF	IQ Global Resources Index
IQ Merger Arbitrage ETF	IQ Merger Arbitrage Index
IQ Real Return ETF	IQ Real Return Index
IQ Australia Small Cap ETF	IQ Australia Small Cap Index
IQ Canada Small Cap ETF	IQ Canada Small Cap Index
IQ Global Agribusiness Small Cap ETF	IQ Global Agribusiness Small Cap Index
IQ Global Oil Small Cap ETF	IQ Global Oil Small Cap Index
IQ U.S. Real Estate Small Cap ETF	IQ U.S. Real Estate Small Cap Index
IQ 50 Percent Hedged FTSE International ETF	FTSE Developed ex North America 50% Hedged to USD Index
IQ 50 Percent Hedged FTSE Europe ETF	FTSE Developed Europe 50% Hedged to USD Index
IQ 50 Percent Hedged FTSE Japan ETF	FTSE Japan 50% Hedged to USD Index
IQ Leaders GTAA Tracker ETF	IQ Leaders GTAA Index
IQ Enhanced Core Bond U.S. ETF	IQ Enhanced Core Bond U.S. Index
IQ Enhanced Core Plus Bond U.S. ETF	IQ Enhanced Core Plus Bond U.S. Index
IQ S&P High Yield Low Volatility Bond ETF	S&P U.S. High Yield Low Volatility Corporate Bond Index
IQ Chaikin U.S. Small Cap ETF	NASDAQ Chaikin Power U.S. Small Cap Index

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems Shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the Shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price or Creation Units, the NAV will be calculated to five decimal places.

In calculating NAV, the Fund’s exchange-traded Equity Securities will be valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on exchange-traded funds is taken from the exchange where the security is primarily traded.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to the close of regular trading on the NYSE, and the value of such securities used in computing the Fund’s NAV are generally determined as of such time. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

Debt Securities are generally valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Short-term Debt Instruments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid-price of the security or securities underlying the swap on the exchange where the

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.

Futures contracts generally will be valued at the settlement or closing price determined by the applicable exchange. Exchange-traded option contracts, including options, futures and swaps, will be valued at their most recent sale price. If no such sales are reported, these contracts will be valued at their last traded price.

Over-the counter (“OTC”) traded Financial Instruments, including OTC-traded options, forwards and currency-related derivatives, will normally be valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service.

Investment company securities (other than ETFs) will be valued at NAV.

Foreign securities and instruments will be valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized appreciation(depreciation) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Advisor using procedures adopted by the Board of Trustees (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Each Fund automatically sweeps uninvested cash balances into a money market fund, the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class. The Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio has no redemption restriction and is valued at the daily NAV.

Under normal conditions, each Fund invests cash collateral from securities lending activities into the Dreyfus Government Cash Management Fund. The Dreyfus Government Cash Management’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Government Cash Management has no redemption restrictions and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2017 is disclosed at the end of each Fund’s Schedule of Investments.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Foreign Taxes

The Funds may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statement of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation (depreciation). Taxes related to capital gains realized during the period ended October 31, 2017, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Securities Lending

The Bank of New York Mellon serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Funds’ securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and the Bank of New York Mellon, the Funds will be indemnified by the Bank of New York Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2017, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, STRIPs and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 Days	Total
IQ Hedge Multi-Strategy Tracker ETF	$93,024,546	$4,069,311	$5,405,559	$55,354,150	$64,829,020
IQ Hedge Macro Tracker ETF	1,467,340	38,801	51,543	497,102	587,446
IQ Hedge Market Neutral Tracker ETF	1,142,748	10,009	5,322	487,196	502,527
IQ Hedge Long/Short Tracker ETF	165,388	54,637	72,578	681,312	808,527
IQ Hedge Event-Driven Tracker ETF	286,967	—	—	—	—
IQ Global Resources ETF	4,300,935	25,173	36,929	6,595,293	6,657,395
IQ Merger Arbitrage ETF	6,946,950	—	—	17,744,594	17,744,594
IQ Real Return ETF	6,282,343	—	—	976,331	976,331
IQ Australia Small Cap ETF	922,183	—	—	220,088	220,088
IQ Canada Small Cap ETF	555,128	—	—	—	—
IQ Global Agribusiness Small Cap ETF	521,751	2,623	9,488	853,092	865,203
IQ U.S. Real Estate Small Cap ETF	7,645,129	13,281	4,548	22,022,231	22,040,060
IQ 50 Percent Hedged FTSE International ETF	2,605,780	—	—	26,643	26,643
IQ 50 Percent Hedged FTSE Europe ETF	2,105,948	—	—	35,864	35,864
IQ 50 Percent Hedged FTSE Japan ETF	94,465	—	—	28,305	28,305
IQ Leaders GTAA Tracker ETF	7,808,076	—	3,394	200,705	204,099
IQ Enhanced Core Bond U.S. ETF	327,750	871,060	1,157,092	10,861,997	12,890,149
IQ Enhanced Core Plus Bond U.S. ETF	5,534,654	588,466	369,122	24,674,167	25,631,755
IQ Chaikin U.S. Small Cap ETF	8,804,502	63,956	112,167	3,914,392	4,090,515

The collateral amount presented is in excess of the securities on loan.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Master Netting Arrangements

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities.

Total Return Swap contracts are valued at the unrealized appreciation/depreciation on total return swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.

At October 31, 2017 the unrealized appreciation/depreciation on total return swap contracts for the following funds were zero, reflecting a reset date at period end based on the contractual agreement with Bank of America Merrill Lynch and Morgan Stanley Capital Service LLC (“Morgan Stanley”), each Fund’s counterparty.

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Leaders GTAA Tracker ETF

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

As of October 31, 2017, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with the Bank of New York Mellon are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received[1]	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy Tracker ETF	$152,027,896	$(152,027,896)	$—	$—	$—	$—
IQ Hedge Macro Tracker ETF	1,984,729	(1,984,729)	—	—	—	—
IQ Hedge Market Neutral Tracker ETF	1,607,336	(1,607,336)	—	—	—	—
IQ Hedge Long/Short Tracker ETF	914,998	(914,998)	—	—	—	—
IQ Hedge Event-Driven Tracker ETF	281,314	(281,314)	—	—	—	—
IQ Global Resources ETF	10,573,918	(10,573,918)	—	—	—	—
IQ Merger Arbitrage ETF	22,855,602	(22,855,602)	—	—	—	—
IQ Real Return ETF	7,087,759	(7,087,759)	—	—	—	—
IQ Australia Small Cap ETF	967,704	(967,704)	—	—	—	—
IQ Canada Small Cap ETF	513,199	(513,199)	—	—	—	—
IQ Global Agribusiness Small Cap ETF	1,349,681	(1,349,681)	—	—	—	—
IQ Global Oil Small Cap ETF	671,590	(671,590)	—	—	—	—
IQ U.S. Real Estate Small Cap ETF	28,970,588	(28,970,588)	—	—	—	—
IQ 50 Percent Hedged FTSE International ETF	2,471,229	(2,471,229)	—	—	—	—
IQ 50 Percent Hedged FTSE Europe ETF	2,023,589	(2,023,589)	—	—	—	—
IQ 50 Percent Hedged FTSE Japan ETF	114,186	(114,186)	—	—	—	—
IQ Leaders GTAA Tracker ETF	7,843,247	(7,843,247)	—	—	—	—
IQ Enhanced Core Bond U.S. ETF	12,331,129	(12,331,129)	—	—	—	—
IQ Enhanced Core Plus Bond U.S. ETF	30,201,868	(30,201,868)	—	—	—	—
IQ S&P High Yield Low Volatility Bond ETF[2]	—	—	—	—	—	—
IQ Chaikin U.S. Small Cap ETF	12,577,056	(12,577,056)	—	—	—	—

1	The amount of collateral presented is limited such that the net amount cannot be less than zero.
2	There were no securities on loan or any collateral pledged at October 31, 2017.

At October 31, 2017 the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
IQ 50 Percent Hedged FTSE International ETF
Morgan Stanley	$2,569,506	$(2,569,506)	$—	$459,220	$(459,220)	$—
IQ 50 Percent Hedged FTSE Europe ETF
Morgan Stanley	1,505,399	(1,505,399)	—	162,203	(162,203)	—
IQ 50 Percent Hedged FTSE Japan ETF
Merrill Lynch	179,218	(179,218)	—	21,985	(21,985)	—

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Investment Income and Expenses

Dividend income is recognized on the ex-date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income and net capital gains are typically distributed to shareholders at least annually; the IQ U.S. Real Estate Small Cap ETF distributes income quarterly. IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF and IQ S&P High Yield Low Volatility Bond ETF distribute income monthly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the financial highlights.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to the Fund and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trusts, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund (including arranging for sub-advisory services) subject to the supervision of the Independent Trustees of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Hedge Long/Short Tracker ETF	0.75%
IQ Hedge Event-Driven Tracker ETF	0.75%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Real Return ETF	0.48%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%
IQ U.S. Real Estate Small Cap ETF	0.69%
IQ 50 Percent Hedged FTSE International ETF	0.35%
IQ 50 Percent Hedged FTSE Europe ETF	0.45%
IQ 50 Percent Hedged FTSE Japan ETF	0.45%
IQ Leaders GTAA Tracker ETF	0.45%
IQ Enhanced Core Bond U.S. ETF	0.25%
IQ Enhanced Core Plus Bond U.S. ETF	0.25%
IQ S&P High Yield Low Volatility Bond ETF	0.40%
IQ Chaikin U.S. Small Cap ETF	0.35%

Such fee is accrued daily and paid monthly.

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and extraordinary expenses; distribution fees and

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. On March 30, 2017 the Board of Trustees agreed to reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer of the Funds.

For the IQ Enhanced Core Bond U.S. ETF and the IQ Enhanced Core Plus Bond U.S. ETF, the Advisor has entered into a Fee Waiver Agreement with the Funds under which it has contractually agreed, until August 31, 2018, to waive a portion of its management fee equal to 0.05% of the average daily net assets of each Fund.

For the IQ S&P High Yield Low Volatility Bond ETF the Advisor has entered into a Fee Waiver Agreement with the Fund under which it has contractually agreed, until August 31, 2018, to waive a portion of its management fee and/or reimburse expenses of the Fund to not more than 0.40% of the average daily net assets of the Fund.

For the IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, and IQ 50 Percent Hedged FTSE Japan ETF, the Advisor has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed, until August 31, 2018, to waive a portion of its management fee and/or reimburse expenses of each Fund to not more than 0.20%, 0.30% and 0.30%, respectively, of the average daily net assets of the Fund.

For the IQ Chaikin U.S. Small Cap ETF the Advisor has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed, until August 31, 2018, to waive a portion of its management fee and/or reimburse expenses of the Fund to not more than 0.35% of the average daily net assets of the Fund.

Investment Sub-Advisory Agreement

MacKay Shields LLC (“MacKay Shields” or the (“Sub-Advisor”)), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Sub-Advisor to the IQ S&P High Yield Low Volatility Bond ETF and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of the Subadvisory Agreement (“Subadvisory Agreement”) between IndexIQ Advisors LLC and MacKay Shields, IndexIQ Advisors LLC pays for the services of the Sub-Advisor.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds, also as described in Note 4 below. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At October 31, 2017, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$1,165,428,746	$37,832,453	$(11,946,542)	$25,885,911
IQ Hedge Macro Tracker ETF	7,915,484	221,204	(45,801)	175,403
IQ Hedge Market Neutral Tracker ETF	12,463,226	228,137	(12,213)	215,924
IQ Hedge Long/Short Tracker ETF	4,262,535	295,116	(56,048)	239,068
IQ Hedge Event-Driven Tracker ETF	3,392,236	95,534	(5,584)	89,950
IQ Global Resources ETF	196,559,931	12,389,850	(6,000,212)	6,389,638
IQ Merger Arbitrage ETF	312,938,978	9,450,604	(2,435,656)	7,014,948
IQ Real Return ETF	34,722,991	535,165	(77,503)	457,662
IQ Australia Small Cap ETF	8,071,398	1,119,811	(909,908)	209,903
IQ Canada Small Cap ETF	12,133,958	1,413,589	(2,243,378)	(829,789)
IQ Global Agribusiness Small Cap ETF	10,465,207	3,279,303	(994,513)	2,284,790
IQ Global Oil Small Cap ETF	4,209,633	345,577	(724,120)	(378,543)
IQ U.S. Real Estate Small Cap ETF	122,098,486	8,497,946	(9,375,794)	(877,848)
IQ 50 Percent Hedged FTSE International ETF	309,131,985	37,192,948	(7,744,287)	29,448,661
IQ 50 Percent Hedged FTSE Europe ETF	152,800,648	18,180,897	(3,638,827)	14,542,070
IQ 50 Percent Hedged FTSE Japan ETF	28,932,840	6,116,377	(1,066,508)	5,049,869
IQ Leaders GTAA Tracker ETF	44,947,536	2,540,507	(58,069)	2,482,438
IQ Enhanced Core Bond U.S. ETF	74,331,156	22,546	(234,193)	(211,647)
IQ Enhanced Core Plus Bond U.S. ETF	56,547,127	1,041,203	265,023,881	266,065,084
IQ S&P High Yield Low Volatility Bond ETF	105,281,949	849,009	(278,877)	570,132
IQ Chaikin U.S Small Cap ETF	252,735,866	26,213,396	(5,890,471)	20,322,925

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

The tax character of distributions paid during the years ended April 30, 2017 and 2016 were as follows:

	2017			2016
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
IQ Hedge Multi-Strategy Tracker ETF	$21,554	$—	$—	$5,414,930	$—	$—
IQ Hedge Macro Tracker ETF	—	—	—	186,676	—	—
IQ Hedge Market Neutral Tracker ETF	173,905	—	—	—	—	—
IQ Hedge Long/Short Tracker ETF	5,839	—	—	35,914	—	—
IQ Hedge Event-Driven Tracker ETF	114,315	—	—	35,251	—	—
IQ Global Resources ETF	676,550	—	—	1,098,143	—	—
IQ Merger Arbitrage ETF	291,365	—	—	992,736	—	—
IQ Real Return ETF	—	—	—	2,630	—	—
IQ Australia Small Cap ETF	154,748	—	—	225,046	—	—
IQ Canada Small Cap ETF	190,190	—	—	192,923	—	—
IQ Global Agribusiness Small Cap ETF	171,392	—	—	166,361	—	—
IQ Global Oil Small Cap ETF	126,350	—	—	72,240	—	—
IQ U.S. Real Estate Small Cap ETF	2,277,082	—	2,848,754	3,031,724	—	1,905,746
IQ 50 Percent Hedged FTSE International ETF	4,089,859	1,235,234	—	446,626	—	—
IQ 50 Percent Hedged FTSE Europe ETF	2,199,652	730,802	—	331,580	—	—
IQ 50 Percent Hedged FTSE Japan ETF	614,409	—	—	—	—	—
IQ Leaders GTAA Tracker ETF	576,860	—	—	13,810	—	—
IQ Enhanced Core Bond U.S. ETF	1,478,105	—	—	N/A1	N/A1	N/A1
IQ Enhanced Core Plus Bond U.S. ETF	5,319,018	—	—	N/A1	N/A1	N/A1
IQ S&P High Yield Low Volatility Bond ETF	181,476	—	—	N/A1	N/A1	N/A1

1	Since commencement of operations was after the fiscal year end for 2016, this Fund has been excluded from the table.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2017, the Funds incurred and elected to defer to May 1, 2017 post-October losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$(2,350,132)	$—	$—
IQ Hedge Macro Tracker ETF	—	—	—
IQ Hedge Market Neutral Tracker ETF	(146,146)	—	—
IQ Hedge Long/Short Tracker ETF	(11,184)	—	—
IQ Hedge Event-Driven Tracker ETF	—	—	—
IQ Global Resources ETF	(3,146,506)	—	—
IQ Merger Arbitrage ETF	(1,879,168)	—	—
IQ Real Return ETF	—	—	—
IQ Australia Small Cap ETF	—	—	—
IQ Canada Small Cap ETF	—	—	—
IQ Global Agribusiness Small Cap ETF	—	—	—
IQ Global Oil Small Cap ETF	—	—	—
IQ U.S. Real Estate Small Cap ETF	—	—	—
IQ 50 Percent Hedged FTSE International ETF	—	—	—
IQ 50 Percent Hedged FTSE Europe ETF	—	(287,715)	(162,669)
IQ 50 Percent Hedged FTSE Japan ETF	—	—	—
IQ Leaders GTAA Tracker ETF	—	—	—
IQ Enhanced Core Bond U.S. ETF	—	—	—
IQ Enhanced Core Plus Bond U.S. ETF	—	—	—
IQ S&P High Yield Low Volatility Bond ETF	—	—	—

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, are effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

At April 30, 2017, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	Short-Term Expiring April 30, 2018	Short-Term Expiring April 30, 2019	Utilized on Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$841,667	$5,603,304	$—	$64,241,579	$—
IQ Hedge Macro Tracker ETF	80,017	531,209	—	4,308,158	1,173,296
IQ Hedge Market Neutral Tracker ETF	—	—	95,651	452,062	52,740
IQ Hedge Long/Short Tracker ETF	—	—	—	55,361	52,782
IQ Hedge Event-Driven Tracker ETF	—	—	—	59,720	14,591
IQ Global Resources ETF	—	—	518,593	25,949,560	18,407,646
IQ Merger Arbitrage ETF	—	—	4,809,818	343,886	—
IQ Real Return ETF	—	—	—	767,781	1,324,035
IQ Australia Small Cap ETF	—	—	—	2,784,562	6,072,924
IQ Canada Small Cap ETF	—	161,421	—	8,471,261	11,776,917
IQ Global Agribusiness Small Cap ETF	—	—	—	2,854,679	5,656,950
IQ Global Oil Small Cap ETF	—	—	—	646,931	1,273,548
IQ U.S. Real Estate Small Cap ETF	—	—	—	1,804,019	2,385,061
IQ 50 Percent Hedged FTSE International ETF	—	—	21,227	—	—
IQ 50 Percent Hedged FTSE Europe ETF	—	—	25,150	—	—
IQ 50 Percent Hedged FTSE Japan ETF	—	—	—	818,907	744,569
IQ Leaders GTAA Tracker ETF	—	—	—	559,572	—
IQ Enhanced Core Bond U.S. ETF	—	—	—	2,558,755	—
IQ Enhanced Core Plus Bond U.S. ETF	—	—	—	4,308,420	—
IQ S&P High Yield Low Volatility Bond ETF	—	—	—	18,340	—

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

If a Fund owns more than 5% of the outstanding voting shares of another issuer, the issuer may be considered an affiliate. At October 31, 2017, affiliated transactions if any are listed at the end of the respective Schedule of Investments.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

The Advisor is an affiliate and subsidiary of New York Life Investment Management LLC (“NYLIM”) and of New York Life Insurance & Annuity Corporation (“NYLife”). As of October 31, 2017, NYLIM and NYLife were not known to own beneficially greater than 5% of the shares of any fund except as set forth below. NYLIM and NYLife own shares of the funds on their own behalf or on behalf of funds or accounts managed by NYLIM or NYLife.

New York Life Insurance and Annuity Corporation

Fund	% Ownership
IQ Hedge Long/Short Tracker ETF	40.0%
IQ Hedge Event-Driven Tracker ETF	53.3%
IQ 50 Percent Hedged FTSE International ETF	8.5%
IQ 50 Percent Hedged FTSE Europe ETF	16.8%
IQ 50 Percent Hedged FTSE Japan ETF	85.6%
IQ Leaders GTAA Tracker ETF	86.2%
IQ Enhanced Core Bond U.S. ETF	12.5%
IQ S&P High Yield Low Volatility Bond ETF	47.5%
IQ Chaikin U.S. Small Cap ETF	21.4%

New York Life Investment Management LLC

Fund	% Ownership
IQ Global Resources ETF	56.4%
IQ 50 Percent Hedged FTSE International ETF	68.5%
IQ 50 Percent Hedged FTSE Europe ETF	76.5%
IQ Enhanced Core Bond U.S. ETF	47.4%
IQ Enhanced Core Plus Bond U.S. ETF	51.3%
IQ S&P High Yield Low Volatility Bond ETF	47.7%
IQ Chaikin U.S. Small Cap ETF	49.5%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2017 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$988,639,825	$991,692,552	$25,210,633	$26,452,626
IQ Hedge Macro Tracker ETF	5,564,885	5,592,712	—	—
IQ Hedge Market Neutral Tracker ETF	11,806,415	11,810,342	—	—
IQ Hedge Long/Short Tracker ETF	930,028	890,408	—	—
IQ Hedge Event-Driven Tracker ETF	680,343	650,390	—	—
IQ Global Resources ETF	228,294,792	227,943,176	15,605,379	7,043,241
IQ Merger Arbitrage ETF	361,109,737	322,552,635	203,761,329	97,814,670
IQ Real Return ETF	8,423,490	8,277,719	—	—
IQ Australia Small Cap ETF	1,170,461	1,082,326	—	1,707,772
IQ Canada Small Cap ETF	1,767,853	1,712,194	—	813,794
IQ Global Agribusiness Small Cap ETF	835,022	773,397	—	1,700,433
IQ Global Oil Small Cap ETF	428,880	408,765	533,273	—
IQ U.S. Real Estate Small Cap ETF	20,296,699	19,928,660	6,772,633	5,458,346
IQ 50 Percent Hedged FTSE International ETF	19,138,680	16,939,011	178,710,438	81,797,842
IQ 50 Percent Hedged FTSE Europe ETF	5,846,617	8,327,825	74,000,184	—
IQ 50 Percent Hedged FTSE Japan ETF	1,291,055	861,968	2,076,867	—
IQ Leaders GTAA Tracker ETF	21,361,267	21,400,444	15,147,598	11,614,188
IQ Enhanced Core Bond U.S. ETF	77,426,942	77,472,311	977,489	1,964,153
IQ Enhanced Core Plus Bond U.S. ETF	283,657,090	283,624,657	90,347,230	5,008,818
IQ S&P High Yield Low Volatility Bond ETF	53,735,255	22,585,948	28,006,419	2,462,009
IQ Chaikin U.S. Small Cap ETF	6,519,832	6,185,744	243,719,862	—

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

8. DERIVATIVE FINANCIAL INSTRUMENTS

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of total return swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

When the Funds have an unrealized loss on a swap agreement, the Funds have instructed the custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.

Certain of the Funds intend to use total return swaps in several ways to replicate the performance of the Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

Pursuant to documentation governing the Funds’ swap transactions with Bank of America Merrill Lynch and Morgan Stanley, Bank of America Merrill Lynch and Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. The Funds utilized swaps to affect both long and short exposure to several asset classes and market segments, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, preferred securities, emerging market-debt, developed markets currencies, broad commodity indices, precious metals, equity market volatility, and U.S. Treasury bonds. As of October 31, 2017, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract.

Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

At October 31, 2017, the open futures contracts if any are listed at the end of the respective Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Certain Funds may enter into foreign currency transactions to seek a closer correlation between the Funds’ overall currency exposures and the currency exposures of the Underlying Index as a part of its principal investment strategy.

The Funds may enter into forward foreign currency exchange contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

Upon entering into a forward foreign currency contract a Fund is required to segregate permissible liquid assets, or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

The open forward foreign currency contracts if any at October 31, 2017, are listed at the end of the respective Schedules of Investments. The unrealized appreciation/depreciation, as applicable, is included in the Statements of Assets and Liabilities.

Total Return Swaps reflects a reset date as of October 31, 2017, therefore, there is no unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities.

At October 31, 2017, the fair values of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives

Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized appreciation on forward foreign currency contracts	$2,569,506
IQ 50 Percent Hedged FTSE Europe ETF
Unrealized appreciation on forward foreign currency contracts	1,505,399
IQ 50 Percent Hedged FTSE Japan ETF
Unrealized appreciation on forward foreign currency contracts	179,218

Liability Derivatives

Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized depreciation on forward foreign currency contracts	(459,220)
IQ 50 Percent Hedged FTSE Europe ETF
Unrealized depreciation on forward foreign currency contracts	(162,203)
IQ 50 Percent Hedged FTSE Japan ETF
Unrealized depreciation on forward foreign currency contracts	(21,985)

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2017 as follows:

Fund	Currency Risk	Equity Risk
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions		$(8,942,536)
IQ Hedge Macro Tracker ETF
Realized gain (loss)
Swap transactions		$(48,165)
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Swap transactions		$(84,682)
IQ Hedge Long/Short Tracker ETF
Realized gain (loss)
Swap transactions		$(2,907)
IQ Hedge Event-Driven Tracker ETF
Realized gain (loss)
Swap transactions		$286
IQ Global Resources ETF
Realized gain (loss)
Swap transactions		$(3,460,937)
IQ Merger Arbitrage ETF
Realized gain (loss)
Swap transactions		$(5,632,332)
IQ 50 Percent Hedged FTSE International ETF
Realized gain (loss)
Forward foreign currency contracts	$(6,444,456)
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$3,101,890
IQ 50 Percent Hedged FTSE Europe ETF
Realized gain (loss)
Forward foreign currency contracts	$(4,159,839)
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$2,161,849
IQ 50 Percent Hedged FTSE Japan ETF
Realized gain (loss)
Forward foreign currency contracts	$271,879
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$141,053
IQ Leaders GTAA Tracker ETF
Realized gain (loss)
Swap transactions		$41,561

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

For the period ended October 31, 2017, the monthly average notional value of the derivatives held by the Funds were as follows:

	Average Notional Value
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF
Asset Derivatives
Swap contracts	$231,742,239	$1,025,781	$1,905,867	$610,960	$110,674	$—	$—	$—	$—	$—	$7,010,304
Forward foreign currency contracts	—	—	—	—	—	—	—	466,844,121	203,977,532	44,380,947	—
Liability Derivatives
Swap contracts	$(231,400,901)	$(1,028,558)	$(1,907,314)	$(608,960)	$(110,567)	$(37,072,586)	$(74,029,444)	$—	$—	$—	$(6,976,102)
Forward foreign currency contracts	—	—	—	—	—	—	—	(467,505,584)	(204,401,442)	(44,325,175)	—

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Currency Risk

Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies) and much of the income received by the Fund will be in foreign currencies, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore a Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Currency Hedging Risk1

Certain Funds use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

Fund of Funds Risk2

Certain Funds’ investment performance, because they are funds of funds, depend on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk2

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, exchange-traded vehicles (“ETVs”) and exchange-traded notes (“ETNs”) is based on stock market prices and the Funds could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Index Risk

The Funds’ Underlying Indexes and the Funds rebalance only on a monthly, quarterly or annual basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Industry Concentration Risk

A Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Tracking Error Risk

Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the Underlying Indexes may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.

Foreign Securities Risk

Certain Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Total Return Swap Risk3

Total return swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Funds have the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Funds may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.

Small Capitalization Companies Risk4

Certain Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

High Yield Securities Risk5

High yield securities generally offer a higher current yield than the yield available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.”

Income Risk5

The Fund’s income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Call Risk5

During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Credit Risk5

Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.

Interest Rate Risk5

An increase in interest rates may cause the value of debt securities held by a Fund to decline. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a Fund to sell its bond holdings at a time when the Fund might wish to sell.

New Fund Risk6

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

1	Applies to IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, and IQ 50 Percent Hedged FTSE Japan ETF.
2	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, IQ Leaders GTAA Tracker, IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF, and IQ Chaikin U.S. Small Cap ETF.
3	Applies to IQ Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF and IQ Leaders GTAA Tracker ETF.
4	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ U.S. Real Estate Small Cap ETF, and IQ Chaikin U.S. Small Cap ETF.
5	Applies to IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF, and IQ S&P High Yield Low Volatility Bond ETF.
6	Applies to IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF, IQ S&P High Yield Low Volatility Bond ETF and IQ Chaikin U.S. Small Cap ETF.

10. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Fund’s financial statements as of October 31, 2017. The adoption had no effect on the Fund’s net assets or results of operations.

11. SUBSEQUENT EVENTS

In the preparation of the financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective, November 1, 2017, IndexIQ Advisors LLC contractually agreed until August 31, 2019, to waive a portion of the IQ Hedge Multi-Strategy Tracker ETFs’ Management Fee equal to 0.22% of the Fund’s average daily net assets.

SEMI-ANNUAL REPORT |   OCTOBER 31, 2017

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Real Return ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ Global Agribusiness Small Cap ETF
IQ Global Oil Small Cap ETF
IQ U.S. Real Estate Small Cap ETF
IQ 50 Percent Hedged FTSE International ETF
IQ 50 Percent Hedged FTSE Europe ETF
IQ 50 Percent Hedged FTSE Japan ETF
IQ Leaders GTAA Tracker ETF
IQ Enhanced Core Bond U.S. ETF
IQ Enhanced Core Plus Bond U.S. ETF
IQ S&P High Yield Low Volatility Bond ETF
IQ Chaikin U.S. Small Cap ETF

Investment Advisor

IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Lending Agent/Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel

Chapman and Cutler LLP
1270 Avenue of the Americas
New York, New York 10020

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

1719488	ME10-12/17

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            IndexIQ ETF Trust

By (Signature and Title)*       /s/ Adam S. Patti

   Adam S. Patti

   (Principal Executive Officer)

Date                      12/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Adam S. Patti

    Adam S. Patti

   (Principal Executive Officer)

Date                      12/28/2017

By (Signature and Title)*      /s/ David L. Fogel

  David L. Fogel

  (Principal Financial Officer)

Date                      12/28/2017

* Print the name and title of each signing officer under his or her signature.